          As filed with the Securities and Exchange Commission on April 30, 2002


                                                     Registration Nos. 333-53432
                                                                       811-10263

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933             [X]


                         PRE-EFFECTIVE AMENDMENT NO.          [ ]

                       POST-EFFECTIVE AMENDMENT NO. 1         [X]

                                       AND


                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940       [X]


                               AMENDMENT NO. 3                [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                                 AB FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

          2401 CEDAR SPRINGS ROAD                     75201-1407
                DALLAS, TX                            (Zip Code)

  (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (214) 720-1171



           RODNEY R. MILLER, ESQ.
  ANNUITY BOARD OF THE SOUTHERN BAPTIST               COPIES TO:
              CONVENTION                          DONALD W. SMITH, ESQ.
        2401 CEDAR SPRINGS ROAD                KIRKPATRICK & LOCKHART LLP
         DALLAS, TX 75201-1407              1800 MASSACHUSETTS AVENUE, N.W.
(Name and Address of Agent for Service)        WASHINGTON, DC 20036-1800
                                               TELEPHONE: (202) 778-9079


It is proposed that this filing will become effective

_X_      immediately upon filing pursuant to paragraph (b)

___      on _____________ pursuant to paragraph (b)

___      60 days after filing pursuant to paragraph (a)(1)

___      on _____________ pursuant to paragraph (a)1

___      75 days after filing pursuant to paragraph (a)(2)

___      on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      TITLE OF SECURITIES BEING REGISTERED:

                              Flexible Income Fund
                              Growth & Income Fund
                           Capital Opportunities Fund
                               Global Equity Fund
                                Money Market Fund
                             Low-Duration Bond Fund
                            Medium-Duration Bond Fund
                           Extended-Duration Bond Fund
                                Equity Index Fund
                                Value Equity Fund
                               Growth Equity Fund
                              Small Cap Equity Fund
                            International Equity Fund

[AB FUNDS LOGO]

Prospectus

APRIL 30, 2002


RETAIL CLASS

BLENDED FUNDS:
 --    FLEXIBLE INCOME FUND
 --    GROWTH & INCOME FUND
 --    CAPITAL OPPORTUNITIES FUND
 --    GLOBAL EQUITY FUND
SELECT FUNDS:
 --    MONEY MARKET FUND
 --    LOW-DURATION BOND FUND
 --    MEDIUM-DURATION BOND FUND
 --    EXTENDED-DURATION BOND FUND
 --    EQUITY INDEX FUND
 --    VALUE EQUITY FUND
 --    GROWTH EQUITY FUND
 --    SMALL CAP EQUITY FUND
 --    INTERNATIONAL EQUITY FUND

This prospectus contains important information about the Funds, including information on investment policies, risks, and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.


These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the "SEC"), nor has the SEC determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

 2                                                                AB Funds Trust

TABLE OF CONTENTS


A look at the goals,            RISK & RETURN SUMMARIES
strategies, main risks and
expenses of each Fund.

                                Introduction........................................           4

                                THE BLENDED FUNDS

                                Flexible Income Fund................................           6

                                Growth & Income Fund................................           9

                                Capital Opportunities Fund..........................          12

                                Global Equity Fund..................................          15

                                THE SELECT FUNDS

                                Money Market Fund...................................          18

                                Low-Duration Bond Fund..............................          21

                                Medium-Duration Bond Fund...........................          24

                                Extended-Duration Bond Fund.........................          27

                                Equity Index Fund...................................          30

                                Value Equity Fund...................................          34

                                Growth Equity Fund..................................          37

                                Small Cap Equity Fund...............................          40

                                International Equity Fund...........................          43

                                ADDITIONAL INVESTMENT & RISK INFORMATION..... ......          46

Details about the               MANAGEMENT OF THE FUNDS
Funds' management
and service providers.

                                Investment Adviser..................................          47

                                Sub-Advisers........................................          48

                                Service Providers...................................          53

                                SHAREHOLDER INFORMATION

                                Eligible Investors..................................          54

                                Minimum Investments.................................          54

                                Minimum Account Size................................          54
Policies and instructions
for opening, maintaining
and closing an account.

                                TRANSACTIONS WITH THE FUNDS............ ............          55

                                MORE SHAREHOLDER INFORMATION........... ............          60

                                DISTRIBUTION ARRANGEMENTS............. .............          65

                                FINANCIAL HIGHLIGHTS............... ................          68

                                FOR MORE INFORMATION................................  Back cover


DO YOU HAVE QUESTIONS ABOUT TERMS WE USE IN THIS PROSPECTUS?
For information about key terms and concepts, look for our explanations shown in boxes.

Prospectus                                                                     3

RISK & RETURN SUMMARIES

INTRODUCTION
WHAT IS A MUTUAL FUND?
A mutual fund pools shareholders' money and, using professional management, invests in securities like stocks and bonds.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. There is a separate Risk & Return Summary for each Fund and other detailed information in the following pages. Please read each Fund description carefully before you invest. The more you know about your investment choices, the more informed your investment decisions will be. But first, a word about the risks and returns that apply to all the Funds.

The Funds are divided into two groups:

- BLENDED FUNDS -- Each Blended Fund invests in a different mix of the Select Funds to meet a specified investment strategy. The Funds' Investment Adviser believes that blending investment styles and money managers may reduce risk over the long term.

   -  Flexible Income Fund

   -  Growth & Income Fund

   -  Capital Opportunities Fund

   -  Global Equity Fund

- SELECT FUNDS -- Each Select Fund invests directly in different types of fixed income obligations, stocks, or other investments to meet its investment objective.

   -  Money Market Fund

   -  Low-Duration Bond Fund

   -  Medium-Duration Bond Fund

   -  Extended-Duration Bond Fund

   -  Equity Index Fund

   -  Value Equity Fund

   -  Growth Equity Fund

   -  Small Cap Equity Fund

   -  International Equity Fund

WHO IS THE INVESTMENT ADVISER?

SBC Financial Services, Inc. ("SBC Financial" or the "Investment Adviser") serves as the Investment Adviser to the Funds. SBC Financial is an affiliate of the Annuity Board of the Southern Baptist Convention (the "Annuity Board"). Rather than making the day-to-day investment decisions for the Select Funds, it retains the services of other investment management firms to do so. It also allocates each Blended Fund's investments among the Select Funds.



Each Select Fund uses various investment management firms ("Sub-Advisers") to manage its assets. The Investment Adviser reviews the Sub-Advisers' performance, allocates the assets of each Select Fund among them and makes recommendations to the Funds' Board of Trustees regarding changes to the Sub-Advisers selected.


 4                                                                AB Funds Trust

The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

Prospectus                                                                     5

THE BLENDED FUNDS

THE FLEXIBLE INCOME FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?

Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.


PORTFOLIO DESCRIPTION

Investment             -   The FLEXIBLE INCOME FUND seeks current income and
Objective              modest capital appreciation.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines a greater percentage of fixed income securities
Strategies                 with a smaller percentage of equity securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           Bond Select Funds                  75%     60-90%
                           U.S. Equity Select Funds           19%     10-30%
                           Non-U.S. Equity Select Fund         6%      2-15%
                           SELECT FUND
                           Equity Index                        2%      0-10%
                           Value Equity                        8%      2-15%
                           Growth Equity                       8%      2-15%
                           Small Cap Equity                    1%      0-10%
                           International Equity                6%      2-15%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                  72%     60-90%

                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select
                           Funds.
                       See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

 6                                                                AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                       changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy bonds and
                       other fixed income securities, the Fund's value will
                           fluctuate due to changes in interest rates. When
                           interest rates rise, the prices of fixed income
                           securities fall and vice versa. Other factors may
                           affect fixed income securities, such as financial
                           conditions of a particular issuer and general economic
                           conditions. The yield earned by a Select Fund will
                           also vary with changes in interest rates and other
                           economic factors.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                       -   To the extent the Fund owns Select Funds that buy
                       stocks and other equity securities, the Fund's value will
                           fluctuate due to business developments concerning a
                           particular issuer, industry or country, as well as
                           general market and economic conditions.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                     7

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.

       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                       0.10%
          Distribution (12b-1) fee(1)                                          0.06%
          Other expenses(2)                                                    0.20%
                                                                          ------
          Total annual operating expenses                                      0.36%
          Fee waiver and expense reimbursement(3)                             (0.00)%
                                                                          ------
          Net expenses                                                         0.36%


------------------

(1)The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.



(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.



(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.48% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE


This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:


-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                               1 YEAR         3 YEARS
                            RETAIL CLASS                        $37            $116



The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


INDIRECT EXPENSES PAID BY THE FUND


The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.68%.


 8                                                                AB Funds Trust

THE GROWTH & INCOME FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?

Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.


PORTFOLIO DESCRIPTION

Investment             -   The GROWTH & INCOME FUND seeks moderate capital
Objective              appreciation with current income.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines approximately equal percentages of fixed income
Strategies                 securities with equity securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           Bond Select Funds                  50%     35-65%
                           U.S. Equity Select Funds           37%     25-50%
                           Non-U.S. Equity Select Fund        13%      5-20%
                           SELECT FUND
                           Equity Index                        4%      0-10%
                           Value Equity                       15%      5-25%
                           Growth Equity                      15%      5-25%
                           Small Cap Equity                    3%      0-10%
                           International Equity               13%      5-20%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                  12%      5-25%
                           Medium-Duration Bond               25%     15-35%
                           Extended-Duration Bond             10%      5-20%


                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select
                           Funds.
                       See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.


Prospectus                                                                     9

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                       changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy stocks and
                       other equity securities, the Fund's value will fluctuate
                           due to business developments concerning a particular
                           issuer, industry or country, as well as general market
                           and economic conditions.
                       -   Because the Fund owns Select Funds that buy bonds and
                       other fixed income securities, the Fund's value will
                           fluctuate due to changes in interest rates. When
                           interest rates rise, the prices of fixed income
                           securities fall and vice versa. Other factors may
                           affect fixed income securities, such as financial
                           conditions of a particular issuer and general economic
                           conditions. The yield earned by a Select Fund will
                           also vary with changes in interest rates and other
                           economic factors.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full year of performance. Once it has a full calendar year of performance, the total return will be presented.


 10                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.

       SHAREHOLDER FEES                                                     None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                   0.10%
          Distribution (12b-1) fee(1)                                      0.06%
          Other expenses(2)                                                0.20%
                                                                          ------
          Total annual operating expenses                                  0.36%
          Fee waiver and expense reimbursement(3)                        (0.00)%
                                                                          ------
          Net expenses                                                     0.36%


------------------

(1)The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.



(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.



(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.48% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                               1 YEAR         3 YEARS
                            RETAIL CLASS                        $37            $116



The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


INDIRECT EXPENSES PAID BY THE FUND


The Fund invests in the Retirement Class Shares of the Select Fund. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.80%.


Prospectus                                                                    11

THE CAPITAL OPPORTUNITIES FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?

Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.


PORTFOLIO DESCRIPTION

Investment             -   The CAPITAL OPPORTUNITIES FUND seeks capital
Objective              appreciation with modest current income.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines a greater percentage of equity securities with a
Strategies                 smaller percentage of fixed income securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           Bond Select Funds                  25%     15-35%
                           U.S. Equity Select Funds           56%     40-70%
                           Non-U.S. Equity Select Fund        19%     10-30%
                           SELECT FUND
                           Equity Index                        6%      2-15%
                           Value Equity                       23%     15-35%
                           Growth Equity                      23%     15-35%
                           Small Cap Equity                    4%      0-10%
                           International Equity               19%     10-30%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                   4%      0-10%
                           Medium-Duration Bond               13%      5-25%
                           Extended-Duration Bond              5%      0-10%


                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select
                           Funds.
                       See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.


 12                                                               AB Funds Trust

----------------------------------------------------------------------------------------------
Principal Risks     The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk Information."
                    -   The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select
                        Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.
                    -   Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
                    -   To the extent the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select
                        Fund will also vary with changes in interest rates and other economic factors.
                    -   There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                    -   Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.
                    -   Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
                    -   Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                    13

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.

       SHAREHOLDER FEES                                                 None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                 0.10%
          Distribution (12b-1) fee(1)                                    0.06%
          Other expenses(2)                                              0.28%
                                                                       ------
          Total annual operating expenses                                0.44%
          Fee waiver and expense reimbursement(3)                       (0.00)%
                                                                       ------
          Net expenses                                                   0.44%


------------------

(1)The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.



(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.



(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.48% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                               1 YEAR         3 YEARS
                            RETAIL CLASS                        $45            $141



The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


INDIRECT EXPENSES PAID BY THE FUND


The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.86%.


 14                                                               AB Funds Trust

THE GLOBAL EQUITY FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?

Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.


PORTFOLIO DESCRIPTION

Investment             -   The GLOBAL EQUITY FUND seeks capital appreciation.
Objective
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines a greater percentage of U.S. equity securities
Strategies             with a smaller percentage of international equity
                       securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           U.S. Equity Select Funds           75%     60-90%
                           Non-U.S. Equity Select Fund        25%     15-35%
                           SELECT FUND
                           Equity Index                        5%      0-10%
                           Value Equity                       31%     15-45%
                           Growth Equity                      31%     15-45%
                           Small Cap Equity                    5%      0-15%
                           International Equity               25%     15-35%
                           Money Market                        3%      0-10%


                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select
                           Funds.
                       See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.


Prospectus                                                                    15

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                       changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy stocks and
                       other equity securities, the Fund's value will fluctuate
                           due to business developments concerning a particular
                           issuer, industry or country, as well as general market
                           and economic conditions.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 16                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.



       SHAREHOLDER FEES                                                    None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                   0.10%
          Distribution (12b-1) fee(1)                                      0.06%
          Other expenses(2)                                                0.19%
                                                                          -----
          Total annual operating expenses                                  0.35%
          Fee waiver and expense reimbursement(3)                         (0.00)%
                                                                          -----
          Net expenses                                                     0.35%


------------------

(1)The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.



(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.



(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.48% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                               1 YEAR         3 YEARS
                            RETAIL CLASS                        $36            $113



The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


INDIRECT EXPENSES PAID BY THE FUND


The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.94%.


Prospectus                                                                    17

THE SELECT FUNDS

THE MONEY MARKET FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The MONEY MARKET FUND seeks to maximize current income
Objective              to the extent consistent with the preservation of capital
                           and liquidity, and the maintenance of a stable per
                           share price of $1.00.
---------------------------------------------------------------------------------
Principal              -   The Fund invests in a broad range of high quality,
Investment             short-term money market instruments denominated
Strategies                 exclusively in U.S. dollars.
                       -   The Fund invests primarily in:
                           -   Short-term obligations issued or guaranteed by:
                               -   The U.S. government, banks, and corporations;
                               -   Foreign governments, banks, and corporations;
                       and
                           -   Mortgage-backed and asset-backed securities.
                       -   The Fund may enter into repurchase agreements relating
                       to the above instruments.
                       -   The Fund expects, but does not guarantee, a constant
                       net asset value of $1.00 per share by valuing its
                           portfolio securities at amortized cost.
                       -   The Fund invests primarily in high quality commercial
                       paper and other obligations generally rated as follows:
                           (i) if rated by more than one nationally recognized
                           statistical rating organization ("NRSRO"), the
                           obligation is rated in the highest rating category of
                           any two NRSROs, (ii) if only one NRSRO has rated the
                           obligation, it is rated in that NRSRO's highest rating
                           category, and (iii) if an obligation is not rated by a
                           NRSRO, the Fund's Sub-Adviser must determine it is of
                           equivalent quality to an obligation rated in the
                           highest rating category of an NRSRO.
                       -   The Fund maintains a dollar-weighted average portfolio
                       maturity of 90 days or less.
                       -   The Fund's investments in securities are limited to
                       obligations that mature in 397 days or less from the date
                           of purchase.
                       -   The Fund may invest only in securities that comply
                       with the quality, maturity and diversification
                           requirements of Rule 2a-7 under the Investment Company
                           Act of 1940, which regulates mutual funds.
                       -   The Fund uses one or more Sub-Advisers to manage its
                       portfolio under the oversight of the Investment Adviser.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


 18                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   Although the Fund seeks to preserve its value at $1.00
                       per share, it is possible for you to lose money by
                           investing in the Fund. The Fund is not insured or
                           guaranteed by SBC Financial, the Annuity Board, any
                           bank, the Federal Deposit Insurance Corporation, or
                           any government agency.
                       -   The Fund's return will drop if short-term interest
                           rates drop.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by the Fund may fail to pay interest or
                           even principal due in a timely manner or at all.
                       -   The Fund's ability to concentrate its investments in
                       domestic banks may increase risks. Banks, and other
                           financial institutions, may be affected by negative
                           economic conditions, since they rely on the
                           availability and cost of funds, as well as the ability
                           of borrowers to repay their loans.
                       -   Obligations of foreign banks and other foreign issuers
                       may be negatively affected by political events, economic
                           conditions, or inefficient, illiquid or unregulated
                           markets in foreign countries. Foreign issuers,
                           including foreign banks, may be subject to inadequate
                           regulatory or accounting standards.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                    19

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.

       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                   0.22%
          Distribution (12b-1) fee                                         0.10%
          Other expenses(1)                                                0.35%
                                                                          -----
          Total annual operating expenses                                  0.67%
          Fee waiver and expense reimbursement(2)                         (0.00)%
                                                                          -----
          Net expenses                                                     0.67%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.75% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                               1 YEAR         3 YEARS
                            RETAIL CLASS                        $68            $214



The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


 20                                                               AB Funds Trust

THE LOW-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The LOW-DURATION BOND FUND seeks current income
Objective              consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in investment grade fixed
Strategies                 income securities. The Fund's portfolio is diversified
                           among a large number of companies across different
                           industries and economic sectors.
                       -   The Fund invests primarily in:
                                -   Obligations issued or guaranteed by:
                                 -   The U.S. government, banks, and
                        corporations;
                               -   Foreign governments, banks, and corporations;
                       and
                           -   Mortgage-backed and asset-backed securities.
                       -   The average quality rating for the Fund's portfolio
                       will be greater than or equal to the "Aa" category as
                           rated by Moody's Investors Service, Inc. ("Moody's")
                           or the equivalent by Standard and Poor's ("S&P"). The
                           Fund will not invest in fixed income securities that
                           have a quality rating less than "Baa" as rated by
                           Moody's or the equivalent by S&P (or, if unrated,
                           determined by a Sub-Adviser to be of the same
                           quality). If an investment held by the Fund is
                           downgraded below that rating, the Sub-Adviser will
                           take action that it believes to be advantageous to the
                           Fund.
                       -   The average dollar-weighted duration of the Fund
                       normally varies between 1 and 3 years.
                       -   The Fund may hold up to 20% of its assets in
                       obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers. However, such foreign currency
                           exposure will normally be hedged by at least 75% of
                           its value to the U.S. dollar in order to reduce the
                           risk of loss due to fluctuations in currency exchange
                           rates.
                       -   The Fund may invest and reinvest in long or short
                       derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


Prospectus                                                                    21

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will fluctuate in response to
                       interest rates and other economic factors. Bond prices
                           typically drop as interest rates rise, and vice versa.
                           The yield earned by the Fund will also vary with
                           changes in interest rates and other economic factors.
                           It is possible for you to lose money by investing in
                           the Fund.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by the Fund may fail to pay interest or
                           even principal due in a timely manner or at all.
                       -   Securities rated "Baa" by Moody's or the equivalent by
                       S&P are considered investment grade, but they may have
                           some speculative characteristics. This means that the
                           issuers may have problems making principal and
                           interest payments during difficult economic
                           conditions.
                       -   Obligations of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments that are not hedged to the U.S. dollar.
                       -   The Fund's use of derivative instruments may increase
                       the risk of loss.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


WHAT IS DURATION?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 22                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.



       SHAREHOLDER FEES                                                    None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                    0.42%
          Distribution (12b-1) fee                                          0.10%
          Other expenses(1)                                                 0.34%
                                                                          ------
          Total annual operating expenses                                   0.86%
          Fee waiver and expense reimbursement(2)                          (0.01)%
                                                                          ------
          Net expenses                                                      0.85%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.85% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETAIL CLASS                       $87             $273


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus                                                                    23

THE MEDIUM-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The MEDIUM-DURATION BOND FUND seeks maximum total
Objective              return consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in investment grade fixed
Strategies                 income securities. The Fund's portfolio is diversified
                           among a large number of companies across different
                           industries and economic sectors.
                       -   The Fund invests primarily in:
                           -   Obligations issued or guaranteed by:
                             -   The U.S. government, banks, and corporations;
                             -   Foreign governments, banks, and corporations;
                       and
                           -   Mortgage-backed and asset-backed securities.
                       -   The average quality rating for the Fund's portfolio
                       will be greater than or equal to the "A" category as rated by Moody's Investors Service, Inc. ("Moody's") or the
                           equivalent by Standard and Poor's ("S&P"). The Fund
                           invests primarily in investment grade debt securities,
                           but may hold up to 10% of its assets in high yield
                           securities ("junk bonds") rated "B" or higher by
                           Moody's or the equivalent by S&P (or if unrated,
                           determined by a Sub-Adviser to be of the same
                           quality). If an investment held by the Fund is
                           downgraded below that rating, the Sub-Adviser will
                           take action that it believes to be advantageous to the
                           Fund.
                       -   The average dollar-weighted duration of the Fund
                       normally varies between 3 and 7 years.
                       -   The Fund may hold up to 20% of its assets in
                       obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers. However, such foreign currency
                           exposure will normally be hedged by at least 75% of
                           its value to the U.S. dollar in order to reduce the
                           risk of loss due to fluctuations in currency exchange
                           rates.
                       -   The Fund may invest and reinvest in long or short
                       derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


 24                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will fluctuate in response to
                       interest rates and other economic factors. Bond prices
                           typically drop as interest rates rise, and vice versa.
                           An investor in this Fund should be able to accept some
                           short-term fluctuations in value. The yield earned by
                           the Fund will also vary with changes in interest rates
                           and other economic factors. It is possible for you to
                           lose money by investing in the Fund.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by the Fund may fail to pay interest or
                           even principal due in a timely manner or at all.
                       -   High yield securities ("junk bonds") involve greater
                       risks of default and are more volatile than bonds rated
                           investment grade. Issuers of these bonds may be more
                           sensitive to economic downturns and may be unable to
                           make timely interest or principal payments. The Fund's
                           value could be hurt by price declines due to actual or
                           perceived changes in an issuer's ability to make such
                           payments.
                       -   Obligations of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments that are not hedged to the U.S. dollar.
                       -   The Fund's use of derivative instruments may increase
                       the risk of loss.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


WHAT IS DURATION?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                    25

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.



       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                   0.43%
          Distribution (12b-1) fee                                         0.10%
          Other expenses(1)                                                0.36%
                                                                          -----
          Total annual operating expenses                                  0.89%
          Fee waiver and expense reimbursement(2)                         (0.00)%
                                                                          -----
          Net expenses                                                     0.89%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.90% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS
                            RETAIL CLASS                       $91             $284



The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


 26                                                               AB Funds Trust

THE EXTENDED-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The EXTENDED-DURATION BOND FUND seeks maximum total
Objective              return consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in fixed income securities. The
Strategies                 Fund's portfolio is diversified among a large number
                           of companies across different industries and economic
                           sectors.
                       -   The Fund invests primarily in:
                           -   Obligations issued or guaranteed by:
                             -   The U.S. government, banks, and corporations;
                             -   Foreign governments, banks, and corporations;
                       and
                           -   Mortgage-backed and asset-backed securities.
                       -   The average dollar-weighted duration of the Fund
                       normally will be greater than or equal to 7 years.
                       -   The average quality rating for the Fund's portfolio
                       will be greater than or equal to the "Baa" category as
                           rated by Moody's Investors Service, Inc. ("Moody's")
                           or the equivalent by Standard and Poor's ("S&P"). The
                           Fund does not currently expect to invest more than 20%
                           of its assets in fixed income securities rated lower
                           than investment grade. The Fund will not invest in
                           fixed income securities that have a quality rating
                           less than "B" as rated by Moody's or the equivalent by
                           S&P (or, if unrated, determined by a Sub-Adviser to be
                           of the same quality). If an investment held by the
                           Fund is downgraded below that rating, the Sub-Adviser
                           will take action that it believes to be advantageous
                           to the Fund.
                       -   The Fund may hold up to 30% of its assets in
                       obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers.
                       -   The Fund may invest and reinvest in long or short
                       derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


Prospectus                                                                    27

----------------------------------------------------------------------------------------------
Principal Risks     The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk Information."
                    -   The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.
                    -   There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.
                    -   Bonds rated below investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
                    -   Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.
                    -   Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
                    -   Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
                    -   The Fund's use of derivative instruments may increase the risk of loss.
                    -   The performance of the Fund will depend on how successfully its
                        Sub-Advisers pursue its investment strategies.


WHAT IS DURATION?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 28                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.



       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                   0.55%
          Distribution (12b-1) fee                                         0.10%
          Other expenses(1)                                                0.33%
                                                                          -----
          Total annual operating expenses                                  0.98%
          Fee waiver and expense reimbursement(2)                         (0.00)%
                                                                          -----
          Net expenses                                                     0.98%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 1.05% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS
                            RETAIL CLASS                       $100            $312



The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


Prospectus                                                                    29

THE EQUITY INDEX FUND SUMMARY
WHAT IS THE S&P 500 INDEX?
The Standard and Poor's 500 Index -- Total Return (the "S&P 500 Index") consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

PORTFOLIO DESCRIPTION


Investment             -   The EQUITY INDEX FUND seeks to provide investment
Objective              results approximating the aggregate price and dividend
                           performance of the securities included in the S&P 500
                           Index.
---------------------------------------------------------------------------------
Principal              -   Under normal market conditions, the Fund will invest
Investment             substantially all (at least 80%) of its total assets in
Strategies                 the equity securities of the companies that make up
                           the S&P 500 Index, in weightings that approximate the
                           relative composition of the securities contained in
                           the S&P 500 Index.
                       -   The Fund may invest to a lesser extent in derivative
                       instruments, including exchange listed options, futures,
                           and swap agreements, that are based on:
                        -   The S&P 500 Index;
                        -   Companies included in the S&P 500 Index; or
                        -   Stock indexes other than but similar to the S&P 500
                           Index.
                       -   The companies chosen for inclusion in the S&P 500
                       Index tend to be industry leaders within the U.S. economy
                           as determined by Standard & Poor's. However, companies
                           are not selected for inclusion by Standard & Poor's
                           because they are expected to have superior stock price
                           performance relative to the market in general or other
                           stocks in particular.
                       -   The Fund uses one or more Sub-Advisers to manage its
                       portfolio under the oversight of the Investment Adviser.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Advisers.
                       -   The Fund is passively managed, which means it tries to
                       duplicate the investment composition and performance of
                           the S&P 500 Index using computer programs and
                           statistical procedures. As a result, the
                           Sub-Adviser(s) does not use traditional methods of
                           fund investment management for the Fund, such as
                           selecting securities on the basis of economic,
                           financial, and market analysis. Rather, the Sub-
                           Adviser(s) buy and sell securities in response to
                           changes in the S&P 500 Index. Because the Fund has
                           fees and transaction expenses (while the S&P 500 Index
                           has none), returns are likely to be below those of the
                           S&P 500 Index.


 30                                                               AB Funds Trust

                       - The correlation between the Fund's performance and the S&P 500 Index is expected to be greater than 98%, although it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund's portfolio because of social investment policies and restrictions. (100% would indicate perfect correlation.)
                       -   S&P does not endorse any stock in the S&P 500 Index.
                       It is not a sponsor of the Fund and is not affiliated with the Fund in any way.
                       See "Additional Investment & Risk Information" for more about the Fund's investments.

Prospectus                                                                    31

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           the Fund should be able to accept significant
                           short-term fluctuations in value.
                       -   There is a risk that large capitalization stocks may
                       not perform as well as other asset classes or the U.S.
                           stock market as a whole. In the past, large
                           capitalization stocks have gone through cycles of
                           doing better or worse than the stock market in
                           general.
                       -   There is a risk that the Fund, which is passively
                       managed, may not perform as well as funds with more
                           traditional methods of investment management, such as
                           selecting securities based on economic, financial, and
                           market analysis.
                       -   The Fund's use of derivatives, such as S&P 500 Index
                       futures, may reduce the Fund's returns and increase its
                           volatility.
                       -   The Fund must pay various expenses, while the S&P 500
                       Index's total return does not reflect any expenses.


WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 32                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.17%
          Distribution (12b-1) fee                                      0.10%
          Other expenses(1)                                             0.38%
                                                                       -----
          Total annual operating expenses                               0.65%
          Fee waiver and expense reimbursement(2)                      (0.20)%
                                                                       -----
          Net expenses                                                  0.45%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.45% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE


This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:


-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETAIL CLASS                       $46             $188


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus                                                                    33

THE VALUE EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The VALUE EQUITY FUND seeks to provide long-term
Objective              capital appreciation.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal              assets and typically more) in equity securities. The Fund
Investment                 is diversified and focuses on large and medium-sized
Strategies                 U.S. companies whose stocks are considered by the
                           Fund's Sub-Advisers to be value stocks. Value stocks
                           are generally those that are trading at prices that
                           the Sub-Advisers believe are below what the stocks are
                           worth or that may be out of favor with investors.
                       -   These stocks typically have lower price/earnings
                       ratios, lower asset valuations, and/or higher dividend
                           yields relative to the U.S. market as a whole.
                       -   The Fund may invest to a lesser extent in American
                       Depository Receipts, which represent ownership of
                           underlying foreign securities that are denominated in
                           U.S. dollars.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. Each Sub-Adviser uses different investment
                           styles to identify stocks it believes are undervalued
                           or are generally out of favor with investors. See
                           "Sub-Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


 34                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An undervalued
                           stock may not increase in price as anticipated by a
                           Sub-Adviser if other investors fail to recognize the
                           company's value or the factors that the Sub-Adviser
                           believed would increase the price do not occur. An
                           investor in the Fund should be able to accept
                           significant short-term fluctuations in value.
                       -   There is a risk that value-oriented investments may
                       not perform as well as the rest of the U.S. stock market
                           as a whole. In the past, value stocks have tended to
                           lag the overall stock market during rising markets,
                           and to outperform it during periods of flat or
                           declining markets.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


WHAT ARE VALUE FUNDS?
Value funds generally emphasize stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. These stocks generally have growth prospects regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends. This is in contrast to stocks with above-average growth prospects, in which the Growth Equity Fund primarily invests. Both categories of stocks have produced similar returns in the past, although each category has periods when it outperforms the other.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                    35

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.



       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                   0.75%
          Distribution (12b-1) fee                                         0.10%
          Other expenses(1)                                                0.36%
                                                                          -----
          Total annual operating expenses                                  1.21%
          Fee waiver and expense reimbursement(2)                         (0.06)%
                                                                          -----
          Net expenses                                                     1.15%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.15% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETAIL CLASS                       $117            $378


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


 36                                                               AB Funds Trust

THE GROWTH EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The GROWTH EQUITY FUND seeks to provide long-term
Objective              capital appreciation. Any income is incidental to this
                           objective.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in equity securities. The Fund
Strategies                 is diversified and focuses on large- and medium-sized
                           U.S. companies whose stocks are considered by the
                           Fund's Sub-Advisers to have above-average growth
                           prospects.
                       -   The Fund focuses on companies believed to have
                       above-average potential for growth in revenue and
                           earnings. Reflecting the market's high expectations
                           for superior growth, the prices of such stocks are
                           typically above-average in relation to such measures
                           as revenue, earnings, and book value when compared to
                           the U.S. market as a whole.
                       -   The Fund may invest to a lesser extent in American
                       Depository Receipts, which represent ownership of
                           underlying foreign securities that are denominated in
                           U.S. dollars.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. Each Sub-Adviser uses both fundamental
                           research and quantitative analysis to select stocks it
                           believes have above-average growth prospects, but may
                           make investment decisions for the Fund based on an
                           analysis of differing factors, such as revenue and
                           earnings growth, or unanticipated positive earnings.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


Prospectus                                                                    37

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           this Fund should be able to accept significant
                           short-term fluctuations in value.
                       -   Although the Fund will not concentrate in any
                       particular industry, it may be heavily invested in a
                           particular economic sector. If the Fund focuses on one
                           or a few sectors, its performance is likely to be
                           disproportionately affected by factors influencing
                           that sector, including market, economic, political or
                           regulatory developments. The Fund's performance may
                           also suffer if a sector does not perform as well as
                           the Sub-Advisers expected. Prices of securities in the
                           same sector often change collectively regardless of
                           the merits of individual companies.
                       -   There is a risk that growth-oriented investments may
                       not perform as well as the rest of the U.S. stock market
                           as a whole. In the past, growth stocks have tended to
                           outperform the overall stock market during rising
                           markets, and to lag during periods of flat or
                           declining markets.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


WHAT ARE GROWTH FUNDS?

Growth funds invest in the stock of growth-oriented companies, seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return, if any, in the form of capital appreciation.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 38                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.



       SHAREHOLDER FEES                                                  None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                    0.77%
          Distribution (12b-1) fee                                          0.10%
          Other expenses(1)                                                 0.36%
                                                                           -----
          Total annual operating expenses                                   1.23%
          Fee waiver and expense reimbursement(2)                          (0.08)%
                                                                           -----
          Net expenses                                                      1.15%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.15% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETAIL CLASS                       $117            $383


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus                                                                    39

THE SMALL CAP EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The SMALL CAP EQUITY FUND seeks to provide long-term
Objective              capital appreciation. Any income received is incidental to this objective.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal              assets and typically more) in common stocks of U.S.
Investment                 companies that, at the time of purchase, are in the
Strategies                 small capitalization segment of the U.S. equity
                           market, consistent with the capitalization range of
                           companies comprising the Russell 2000 Index. The
                           Fund's portfolio is diversified among a large number
                           of companies across different industries and economic
                           sectors.
                       -   The Fund is generally diversified with respect to
                       stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the
                           Fund invests retain their earnings to finance current
                           and future growth. These companies generally pay
                           little or no dividends.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers, using fundamental research
                           and quantitative analysis, select stocks that they
                           believe have favorable investment characteristics, but
                           may make investment decisions for the Fund based on an
                           analysis of differing factors, such as revenue and
                           earnings growth, relative valuation, business
                           catalysts, or quality of management. See "Sub-
                           Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.
---------------------------------------------------------------------------------


 40                                                               AB Funds Trust

Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund invests primarily in small companies. An
                       investment in a smaller company may be more volatile and
                           less liquid than an investment in a larger company.
                           Small companies generally are more sensitive to
                           adverse business and economic conditions than larger,
                           more established companies. Small companies may have
                           limited financial resources, management experience,
                           markets and product diversification.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           this Fund should be able to accept significant short-
                           term fluctuations in value.
                       -   The Fund expects to have a high portfolio turnover
                       rate. High turnover creates more transaction costs and
                           negative tax consequences that may have a negative
                           impact on your investment in the Fund.
                       -   The Fund may invest in initial public offerings which
                       entails special risks, including limited operating history of the issuing companies, unseasoned trading and
                           limited liquidity.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                    41

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                1.10%
          Distribution (12b-1) fee                                      0.10%
          Other expenses(1)                                             0.39%
                                                                       -----
          Total annual operating expenses                               1.59%
          Fee waiver and expense reimbursement(2)                      (0.09)%
                                                                       -----
          Net expenses                                                  1.50%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.50% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETAIL CLASS                       $153            $493


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


 42                                                               AB Funds Trust

THE INTERNATIONAL EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The INTERNATIONAL EQUITY FUND seeks to provide
Objective              long-term capital appreciation. Any income received is
                           incidental to this objective.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal              assets and typically more) in common stocks of foreign
Investment                 companies in countries having economies and markets
Strategies                 generally considered to be developed. The Fund's
                           portfolio is diversified among a large number of
                           companies across different industries and economic
                           sectors.
                       -   The Fund may also invest to a lesser extent in common
                       stocks of foreign companies located in emerging markets.
                       -   Common stocks of foreign companies are predominantly
                       traded on foreign stock exchanges.
                       -   Although the Fund has the flexibility to invest a
                       significant portion of its assets in one country or
                           region, it generally intends to remain
                           well-diversified across countries and geographical
                           regions. An issuer is considered to be from the
                           country where it is located, where it is headquartered
                           or incorporated, where the majority of its assets are
                           located, or where it generates the majority of its
                           operating income.
                       -   The Fund may invest to a lesser extent in American
                       Depository Receipts and Global Depository Receipts and
                           other similar instruments, each of which represents
                           ownership of underlying foreign securities in
                           currencies other than that of the country of
                           incorporation.
                       -   The Fund may use currency transactions, such as
                       forward contracts, to hedge its
                           non-U.S.-dollar-denominated obligations or for
                           investment purposes.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers, in managing their
                           respective portions of the Fund's portfolio, practice
                           different investment styles that the Investment
                           Adviser believes complement one another. See
                           "Sub-Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


Prospectus                                                                    43

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the international stock
                       markets or the stocks that the Fund buys will increase in
                           value. It is possible for you to lose money by
                           investing in the Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer, industry or country,
                           as well as general market and economic conditions. An
                           investor in the Fund should be able to accept
                           significant short-term fluctuations in value.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments held by the Fund. Sub-Advisers may make
                           currency investment decisions independent of their
                           underlying stock selections.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 44                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.96%
          Distribution (12b-1) fee                                      0.10%
          Other expenses(1)                                             0.43%
                                                                       -----
          Total annual operating expenses                               1.49%
          Fee waiver and expense reimbursement(2)                      (0.04)%
                                                                       -----
          Net expenses                                                  1.45%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.45% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETAIL CLASS                       $148            $467


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus                                                                    45

ADDITIONAL INVESTMENT & RISK INFORMATION


The following is a list of other investment strategies employed by the Funds and certain risks that may apply to your investments in the Funds. These are in addition to the investment strategies and risks listed in each Fund's Risk & Return Summary. Further information about investment strategies and risks is available in the Funds' Statement of Additional Information.


TEMPORARY DEFENSIVE POSITIONS: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations, and other money market instruments. During these periods, one or more Funds may not meet its investment objective.

SECURITIES LENDING: The Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

MORTGAGE-BACKED AND ASSET-BACKED OBLIGATIONS: The Bond Funds may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Bond Funds' use of these securities has risks in addition to the risks of conventional debt securities. These obligations may be unsecured, or an issuer may have limited ability to enforce its interest in the underlying assets, which means there may be no collateral for the Fund to seize if the borrower defaults. Because principal is paid back over the life of the security rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium the Fund may have paid.


DERIVATIVES: The Select Funds may use long or short positions in derivatives such as, but not limited to, equity futures contracts and U.S. Treasury futures contracts, as well as options in order to maintain market exposure, to reduce market exposure, to maintain liquidity, or to commit cash pending investment. No more than 5% of any Select Fund's assets may be invested in margin required for these or any other derivative instrument.



The International Equity Fund and Bond Funds may also use currency transactions, such as forward contracts, futures and options on currencies. They may use these currency transactions to hedge their non-U.S.-dollar-denominated obligations and may also use them for investment purposes.



Each Blended Fund may invest up to 10% of its assets directly in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. No more than 5% of any Blended Fund's assets may be invested in margin required for these or any other derivative instrument.


The Funds' use of derivatives may reduce their return and increase volatility. Derivatives also may involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

WHAT ARE DERIVATIVES?
Derivatives are investments whose values are based on (or "derived" from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold, and have market values that are regularly calculated and published.

 46                                                               AB Funds Trust

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER
WHAT IS A MANAGER OF MANAGERS?

The Investment Adviser does not make the day-to-day investment decisions for the Select Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Investment Adviser continuously monitors the performance of these Sub-Advisers and allocates the Select Funds' assets among them.



SBC Financial Services, Inc., an affiliate of the Annuity Board, serves as the Investment Adviser to the Funds, under its advisory agreement with the AB Funds Trust (the "Trust") and subject to the supervision of the Trust's Board of Trustees. The Investment Adviser allocates each Blended Fund's investments among all or some of the Select Funds' Retirement Class. In addition, as a manager of managers, it continually monitors the performance and operations of the Sub-Advisers and allocates the assets of each Select Fund among them. It oversees each Sub-Adviser's adherence to its stated investment style and compliance with the relevant Fund's investment objective, policies and limitations. It recommends to the Board of Trustees the hiring or changing of Sub-Advisers. Changes are made in a Select Fund's Sub-Advisers only when approved by the Board of Trustees. The Trust has applied to the U.S. Securities and Exchange Commission ("SEC") for an exemptive order. If the SEC grants the exemptive order, shareholder approval will not be required for such change, provided that shareholders of the applicable Select Fund will be notified of such change within 90 days.



The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. Each Fund pays monthly aggregate management fees to the Investment Adviser and the Sub-Advisers at the following annual percentage rate of its average daily net assets:


                      FUND                                                  MANAGEMENT FEE
                      Flexible Income Fund                                     0.10%*
                      Growth & Income Fund                                     0.10%*
                      Capital Opportunities Fund                               0.10%*
                      Global Equity Fund                                       0.10%*
                      Money Market Fund                                         0.22%
                      Low-Duration Bond Fund                                    0.42%
                      Medium-Duration Bond Fund                                 0.43%
                      Extended-Duration Bond Fund                               0.55%
                      Equity Index Fund                                         0.17%
                      Value Equity Fund                                         0.75%
                      Growth Equity Fund                                        0.77%
                      Small Cap Equity Fund                                     1.10%
                      International Equity Fund                                 0.96%

------------------

* In addition, the Blended Funds indirectly bear their proportionate share of the management fee and other expenses of the underlying Select Funds.


The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

Prospectus                                                                    47

SUB-ADVISERS
WHAT IS A SUB-ADVISER?
Each Sub-Adviser makes the day-to-day investment decisions for the Select Fund's assets that it manages, subject to the supervision of the Investment Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of each Select Fund's Sub-Advisers and their staff who are primarily responsible for the day-to-day management of the Select Fund's assets.

MONEY MARKET FUND:


BlackRock Institutional Management Corporation ("BIMC"), Wilmington,
Delaware: BIMC is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $238 billion in assets under management as of March 31, 2002. A team of portfolio managers, led by Thomas H. Nevin, manages the Money Market Fund. With BIMC (and its predecessor organizations) since 1979, Mr. Nevin, Managing Director, has over 27 years of experience in the securities industry. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.


LOW-DURATION BOND FUND:


BlackRock Advisors, Inc. ("BAI"), Wilmington, Delaware: BAI is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $238 billion in assets under management as of March 31, 2002. A team of portfolio managers, led by Scott Amero, manages BAI's portion of the Low-Duration Bond Fund. With BlackRock since 1990, Mr. Amero, Managing Director, specializes in the short and intermediate duration sectors, including asset-backed securities, adjustable rate mortgage securities and other short duration mortgage products. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.



Pacific Investment Management Company LLC ("PIMCO"), Newport Beach,
California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $253.8 billion. John L. Hague serves as portfolio manager for PIMCO's portion of the Low-Duration Bond Fund. He is a Managing Director, member of the executive committee and a senior member of PIMCO's portfolio management and investment strategy groups. Mr. Hague has amassed 20 years of investment experience through his 13 years with PIMCO, his previous position with Salomon Brothers Inc., where he specialized in international fixed income products and mortgage securities, and from his credit research with J.P. Morgan.



Payden & Rygel, Los Angeles, California: Payden & Rygel, an independently owned firm, was founded in 1983 and has continuously grown to its current size of $37 billion under management. Payden & Rygel is one of the largest independent global investment firms in the United States. It manages its portion of the Low-Duration Bond Fund utilizing a team approach. Oversight is provided by the Investment Policy Committee, which is comprised of 7 senior managing principals, who average 18 years of industry experience and 10 years tenure with the company.


 48                                                               AB Funds Trust

MEDIUM-DURATION BOND FUND:


Goldman Sachs Asset Management ("Goldman Sachs") New York, New York: Goldman Sachs, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co., has been providing discretionary investment advisory services since 1989 to institutional investors. Together with other units of IMD of Goldman, Sachs & Co., Goldman Sachs has assets under management of approximately $329.6 billion as of December 31, 2001. The portfolio management team managing its portion of the Medium-Duration Bond Fund is lead by Jonathan A. Beinner, Managing Director and Head of Taxable Fixed Income. Mr. Beinner joined Goldman Sachs in 1990. He became a portfolio manager in 1992.



Pacific Investment Management Company LLC, Newport Beach, California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $253.8 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Medium-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.



Western Asset Management Company, Pasadena, California: Since 1971, Western has been managing fixed-income assets. It currently manages $94.2 billion in assets that span the yield curve and globe. Western utilizes a team based approach to portfolio management, bringing the expertise of all of its sector specialists, as guidelines allow, to all portfolios. Western's Investment Strategy Group sets policy for its portion of the Medium-Duration Bond Fund, with that policy implemented by the portfolio team.


EXTENDED-DURATION BOND FUND:


Loomis, Sayles & Company, L.P., Boston, Massachusetts: Established in 1926, Loomis, Sayles & Company, L.P. manages approximately $63.9 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients. Daniel J. Fuss serves as portfolio manager to its portion of the Extended-Duration Bond Fund. With 42 years in the investment industry, Daniel J. Fuss has been with Loomis, Sayles & Company, L.P. since 1976. He holds the position of Vice Chairman and Director of Loomis, Sayles & Company, L.P.



STW Fixed Income Management Ltd., Santa Barbara, California: STW has been a specialty bond manager since 1977. Investment grade fixed income management is its only business and assets under management are approximately $8 billion. Investment decisions for STW's portion of the Extended-Duration Bond Fund are made by its fixed income investment team.


EQUITY INDEX FUND:


Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $337.7 billion. It uses a "quantitative management" team approach to manage the Equity Index Fund. All decisions are made in a systematic manner and are not dependent on a specific individual.


VALUE EQUITY FUND:


Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS"), Dallas, Texas: BHMS was founded in 1979 to manage large capitalization equities for a limited number of institutional clients. Assets under management total $30 billion as of March 31, 2002 in large, mid and small cap value equities, as well as fixed income securities. Its strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. With 25 years of investment experience, Ray Nixon, Jr., Principal, is the portfolio manager of its portion of the Value Equity Fund. He joined BHMS in 1994 from Salomon Smith Barney, Inc., where he was a member of the Investment


Prospectus                                                                    49

Policy Committee and served as their Lead Institutional Stockbroker for the Southwest. During his 23-year investment career, he also served as a Research Analyst.


Equinox Capital Management, LLC, New York, New York: Founded in 1989, Equinox Capital Management now manages $7.2 billion in assets. Wendy D. Lee, Chief Executive Officer, serves as portfolio manager for its portion of the Value Equity Fund. Ms. Lee joined Equinox Capital Management in 1992 as Director of Research. Ms. Lee has over 20 years of investment management experience and has had significant experience within the value-investing arena. She is a CFA Charterholder.



Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $337.7 billion. It uses a team approach to manage its portion of the Value Equity Fund.



Numeric Investors L.P., Cambridge, Massachusetts: Founded in 1989, Numeric is an investment manager of U.S., Japanese and European equity portfolios using quantitative stock selection and risk control techniques. It has approximately $4.4 billion in assets under management. Arup Datta, CFA, is the portfolio manager for its portion of the Value Equity Fund. Mr. Datta joined Numeric in 1993.


GROWTH EQUITY FUND:


Dresdner RCM Global Investors LLC, San Francisco, California: The firm was founded as a large cap growth equity manager in 1970. As of March 31, 2002, it has approximately $35.3 billion under management and advice. William L. Price, Chairman and Chief Investment Officer, is the portfolio manager for its portion of the Growth Equity Fund. He joined in 1977 as a member of the Equity Portfolio Management Team. He has 30 years experience in the industry.



Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $337.7 billion. It uses a team approach to manage its portion of the Growth Equity Fund.



Provident Investment Counsel, Inc. ("PIC"), Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $8 billion in assets. Mr. Larry D. Tashjian, CFA, CIC, is the Portfolio Manager of its portion of the Growth Equity Fund. Mr. Tashjian has been in the investment industry since 1978, and has been with PIC since 1981, where he is currently serving in the role of Executive Managing Director.



TCW Investment Management Company, Los Angeles, California: Established in 1971, TCW's primary business is the provision of investment management services. It specializes in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations as well as foreign investors. It also provides investment management services to individuals and manages a full line of no-load mutual funds. As of March 31, 2002, it had approximately $85 billion in assets under management. Its portion of the Growth Equity Fund is managed on a team basis and led by the Senior Portfolio Manager -- Glen E. Bickerstaff. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services.


SMALL CAP EQUITY FUND:


Aronson + Partners, Philadelphia, Pennsylvania: Aronson + Partners is a value-oriented, quantitative domestic equity manager, founded in 1984. It currently manages $6.5 billion for over 40 clients. Its portion of the Small Cap Equity Fund is managed by a team.


 50                                                               AB Funds Trust

High Rock Capital LLC, Boston, Massachusetts: High Rock manages approximately $2.3 billion in small cap value accounts and commingled vehicles. David Diamond serves as the portfolio manager for its portion of the Small Cap Equity Fund. Prior to founding High Rock in 1997, Mr. Diamond was with The Boston Company Asset Management, Inc., where he was the senior member of the firm's equity policy committee.



Provident Investment Counsel, Inc., Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $8 billion in assets. Mr. Lauro Guerra, CFA, CIC, is the lead Portfolio Manager of its portion of the Small Cap Equity Fund. Mr. Guerra has been in the investment industry since 1983, and has been with PIC since 1983 where he is currently serving in the role of Managing Director.



Westpeak Global Advisors L.P., Boulder, Colorado: Westpeak, founded in 1991, manages a range of U.S. and non-U.S. equity strategies for many corporate and public pension plans. In addition, it is sub-adviser for several mutual funds. It manages approximately $7 billion in assets. Westpeak employs a highly disciplined proprietary investment process and a team approach to manage its portion of the Small Cap Equity Fund.


INTERNATIONAL EQUITY FUND:


Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC has been providing investment management services since 1968 and has approximately $125.7 billion in assets under management as of December 31, 2001. CGTC's approach to investing is fundamental and research-driven. CGTC uses a multiple portfolio management system under which several portfolio managers each have investment discretion over its portion of the International Equity Fund.



Delaware International Advisers Ltd., London, England: Delaware International Advisers provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. The firm has 11 years experience and, as of March 31, 2002, manages $14 billion in assets. Clive A. Gillmore, Nigel G. May and Elizabeth A. Desmond, CFA, share responsibility as Senior Portfolio Managers overseeing its portion of the International Equity Fund. Clive Gillmore joined the firm in 1990 after eight years of investment experience. Nigel May, prior to joining the firm in 1991, had been with Hill Samuel Investment Management for five years. Elizabeth Desmond, prior to joining the firm in 1991, was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management.



Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis was formed in 1990 and is affiliated through common management with the Genesis Group which specializes in the investment management of institutional funds in Emerging Markets. As of March 31, 2002, the Genesis Group had assets of some $4 billion under management. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists within the Genesis Group.



Montgomery Asset Management LLC, San Francisco, California: Montgomery was founded in 1990 and currently has approximately $7.5 billion in assets under management. Josephine Jimenez, CFA, Senior Portfolio Manager, specializing in emerging markets, is responsible for its portion of the International Equity Fund. She has more than twenty years of investment experience. Prior to joining Montgomery in 1991, Ms. Jimenez worked as Portfolio Manager at Emerging Markets Investors Corporation, from 1989 through 1991.



Oechsle International Advisors, LLC, Boston, Massachusetts: Oechsle International Advisors, LLC was formed and registered as an investment adviser with the SEC in October 1998. As of March 31, 2002, the firm manages approximately $14.5 billion in assets. Oechsle uses a team approach to manage its portion of the International Equity Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework of country allocations and contributes individual stock ideas. The portfolio manager primarily responsible for overseeing Oechsle's management of its portion of the International Equity Fund is Kathleen Harris.


Prospectus                                                                    51

Philadelphia International Advisors, L.P., Philadelphia,
Pennsylvania: Philadelphia International Advisors, L.P. (PIA) is a limited partnership with The Glenmede Trust Company as a limited partner. PIA is the investment manager to the international equity portfolios of The Glenmede Fund, Inc. As of March 31, 2001, PIA has approximately $3 billion in assets under management entirely in the international equity product. PIA manages its portion of the International Equity Fund using a team approach, which is headed up by Andy Williams.



Walter Scott & Partners Limited, Edinburgh, Scotland: Established in 1983, Walter Scott & Partners specializes in global equity investment management. It has assets under management of some $3 billion. Dr. Walter Grant Scott and Dr. Kenneth J. Lyall share responsibility as the Senior Investment Directors overseeing its portion of the International Equity Fund. Walter Scott has 29 years' experience in equity investment and Kenneth Lyall has 18 years' experience.



ALL FUNDS:



Northern Trust Investments, Inc.: In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Trust Investments, Inc. ("Northern Investments") whereby Northern Investments is responsible for monitoring and investing cash balances of each Fund. Under the agreement, Northern Investments may from time to time invest in long and/or short positions in Treasury securities and derivative instruments such as futures contracts within the Blended Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Regarding the domestic equity Select Funds, Northern Investments may also from time to time invest in long and/or short positions in derivative instruments such as futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Furthermore, it may use short positions in derivative instruments such as futures contracts within the International Equity Fund and the Bond Funds for the purpose of reducing market exposure in anticipation of liquidity needs. The agreement also allows Northern Investments to short Treasury securities within the Bond Funds to reduce market exposure. Northern Investments has been managing assets since it was founded in 1889. Along with its subsidiaries, it has assets under management of approximately $337.7 billion. It uses a team approach to manage its portions of these Funds.


 52                                                               AB Funds Trust

SERVICE PROVIDERS

The following chart provides information on the Funds' primary service providers.

                                  [FLOWCHART]

Prospectus                                                                    53

SHAREHOLDER INFORMATION

ELIGIBLE INVESTORS

Shares of the Funds are not offered to the general public. The Funds reserve the right to refuse to accept investments at any time. The Annuity Board may invest for its own account, including reserves and endowment, in any class of the Funds.


Retail Class shares of the Funds are sold only to persons who are eligible to participate in retirement or welfare benefit plans provided or made available by the Annuity Board and other persons employed by a Southern Baptist organization.


Eligible investors may purchase Retail Class shares of the Funds by following one of the methods for opening an account shown below under "Transactions with the Funds."


OPEN AN IRA OR AN ACCOUNT FOR A MINOR: Retail Class shares of the Funds are available to eligible investors for purchase through individual retirement accounts ("IRAs") and Roth IRAs. SBC Trust Services, Inc., an affiliate of the Annuity Board, and an affiliate of the Investment Adviser will serve as custodian of the IRAs. Eligible investors may also establish a Retail Class account for a minor. Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts may provide special tax advantages. For more details and applications, call AB Funds Trust at (800) 262-0511.


MINIMUM INVESTMENTS

You must initially invest a minimum of $1,000 in each of your Fund accounts holding Retail Class shares. The $1,000 minimum applies separately to each Fund that you own.


                                                                       SUBSEQUENT PURCHASES'
                                                                              MINIMUM
                      For Most Accounts                                        $100
                      Automatic Monthly Investment Plans                       $100
                      Exchanges from another Fund                              $250
                      IRAs and Uniform Gifts/Transfers to Minors
                        Accounts                                               $100


MINIMUM ACCOUNT SIZE


Each Fund reserves the right to close any account if the balance falls below $1,000 due to redemptions, not market action. The $1,000 minimum applies separately to each Fund that you own. We may close your account and send you a check for the redemption proceeds if you do not bring your account up to the minimum within 30 days after we mail you a written notice.


 54                                                               AB Funds Trust

TRANSACTIONS WITH THE FUNDS



----------------------------------------------------------------------------------------------------------
METHOD                              OPEN AN ACCOUNT                     ADD TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
BY MAIL                             Complete and sign the application.  Send in a check for the
                                    Mail it with your check made        appropriate minimum amount (or
AB Funds Trust                      payable to AB Funds Trust. Your     more). Make your check payable to
P.O. Box 8980                       initial investment must meet the    AB Funds Trust. Always show your
Wilmington, DE 19899-8980           minimum amount.                     account name and number or include
                                                                        the detachable slip from your
                                                                        confirmation statement.
----------------------------------------------------------------------------------------------------------
BY TELEPHONE                        If you already have an account      You may make investments by
                                    with us and you have authorized     telephone ($100 minimum) if you
(800) 262-0511                      telephone transactions, you may     have previously authorized it.
Your account will automatically     call to open an account in another  Once you call, we will deduct the
have certain telephone privileges   Fund. You may direct us to deduct   dollar amount you designate from
unless you designate otherwise on   an amount from your previously      your previously authorized
your initial application or on a    authorized checking account or to   checking account.
form available upon request by      exchange shares from your existing
calling (800) 262-0511. When you    account in another Fund, or you
call, we may request personal       may send us a wire. (For
identification and record your      exchanges, the names and addresses
call.                               on the accounts must be
                                    identical). Your initial
                                    investment in the new Fund must
                                    meet the minimum amount.
----------------------------------------------------------------------------------------------------------
ONLINE                              If you do not have an existing      You may make additional
                                    account, you may download an        investments online if you have
www.absbc.org                       application from our Web site and   previously authorized it. Once you
Register through our Web site. You  forward your signed application     place your order through our Web
can then establish a personal       to:                                 site, we will deduct the dollar
identification number ("PIN") on      AB Funds Trust                    amount you designate from your
our Web site that will enable you     P.O. Box 8980                     previously authorized checking
to make transactions with the         Wilmington, DE 19899-8980         account.
Funds online.                       Existing Shareholders may open an
                                    account in another Fund through
                                    our Web site. You may instruct us
                                    to deduct an amount from your
                                    previously authorized checking
                                    account or to exchange shares from
                                    your existing account in another
                                    Fund. (For exchanges, the names
                                    and addresses on the accounts must
                                    be identical). Your initial
                                    investment in the new Fund must
                                    meet the minimum amount.


Prospectus                                                                    55

----------------------------------------------------------------------------------------------------------
METHOD                              OPEN AN ACCOUNT                     ADD TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
AUTOMATIC TRANSACTION PLANS         Not applicable.                     Automatic Investment Plan: You may
                                                                        authorize automatic monthly or
For each type of automatic                                              quarterly investments in a
transaction plan, you must                                              constant dollar amount ($100
complete the appropriate section                                        minimum). We will withdraw the
on your initial application or                                          designated dollar amount from your
complete an authorization form,                                         checking account on the 5th or
available upon request by calling                                       20th day (whichever you designate)
(800) 262-0511.                                                         of the month beginning on the
                                                                        month you designate. We will
                                                                        invest it into the Fund that you
                                                                        have designated. If the 5th or the
                                                                        20th of the month do not fall on a
                                                                        business day, we will withdraw the
                                                                        designated dollar amount on the
                                                                        following business day.
----------------------------------------------------------------------------------------------------------
BY WIRE                             Call your bank with the wire        Call (800) 262-0511 to notify us
                                    instructions shown to the left.     of the wire. Call your bank with
PNC Bank, NA                        The wire must be received by 4:00   the wire instructions shown to the
ABA#: 031000053                     p.m. Eastern time for same day      left. The wire must be received by
[Designate the Fund]                processing.                         4:00 p.m. Eastern time for same
DDA#: 86-1497-2484                                                      day processing.
FBO: Shareholder Name               Please call (800) 262-0511 for the
and Account Number                  account number to include on the
                                    wire.
Note: Your bank may
charge you a fee for handling       You must send a completed
a wire transaction.                 application by overnight delivery
                                    in advance of the wire to:
                                    AB Funds Trust
                                    IDesignate the FundJ
                                    400 Bellevue Parkway,
                                    Suite 108
                                    Wilmington, DE 19809-3706

 56                                                               AB Funds Trust

----------------------------------------------------------------------------------------------------------
METHOD                              REDEEM SHARES                       EXCHANGE SHARES
----------------------------------------------------------------------------------------------------------
BY MAIL                             Send a letter of instruction that   Send a letter of instruction that
                                    includes:                           includes:
AB Funds Trust                      - The Fund name, your account
P.O. Box 8980                         number, the name of each owner    - Your account number, the name of
Wilmington, DE 19899-8980             (exactly as they appear on the      each owner (exactly as they
                                      account) and the dollar amount      appear on the account), the
                                      you wish to redeem.                 dollar amount you wish to
                                                                          exchange ($250 minimum) and the
                                    - Include all genuine signatures      new Fund into which the amount
                                      (exactly as they appear on the      is being invested.
                                      account) and any documents that
                                      may be required (and a medallion  - Include all genuine signatures
                                      signature guarantee, if             (exactly as they appear on the
                                      required). See "Medallion           account) and any documents that
                                      Signature Guarantees" below.        may be required.
                                    You will receive your redemption    The names and addresses on the
                                    payment in the form you previously  accounts must be identical. Shares authorized: check, deposit to your  will be exchanged into the same
                                    bank account, or wire transfer      class.
                                    (for wire transfers, a fee will be
                                    charged).
----------------------------------------------------------------------------------------------------------
BY TELEPHONE                        If you have previously authorized   If you have previously authorized
                                    telephone redemptions, you may      it, you may exchange shares for
(800) 262-0511                      redeem shares by calling us         shares of another Fund ($250
Your account will automatically     ($25,000 limit). (IRAs only: You    minimum) over the telephone. The
have certain telephone privileges   must make all requests for          names and addresses on the
unless you designate otherwise on   redemptions in writing. Please      accounts must be identical. Shares
your initial application or on a    call (800) 262-0511 to request a    will be exchanged into the same
form available upon request by      form.)                              class.
calling (800) 262-0511. When you
call, we may request personal       You will receive your redemption
identification and record your      payment in the form you previously
call.                               authorized: check, deposit to your
                                    bank account, or wire transfer
                                    (for wire transfers, a $10 fee
                                    will be charged).
                                    If you have changed your address
                                    within the past 10 business days,
                                    your redemption request must be in
                                    writing (follow the instructions
                                    in this table above for how to
                                    Redeem Shares: By Mail).


Prospectus                                                                    57

----------------------------------------------------------------------------------------------------------
METHOD                              REDEEM SHARES                       EXCHANGE SHARES
----------------------------------------------------------------------------------------------------------
ONLINE                              You may redeem shares through our   You may exchange shares for shares
                                    Web site. You will receive your     of another Fund ($250 minimum)
www.absbc.org                       redemption payment in the form you  through our Web site. The names
Register through our Web site. You  previously authorized: check or     and addresses on the accounts must
can then establish a personal       deposit to your bank account.       be identical. Shares will be
identification number ("PIN") on                                        exchanged into the same class.
our Web site that will enable you   If you have changed your address
to make transactions with the       within the past 10 business days,
Funds online.                       your redemption request must be in
                                    writing (follow the instructions
                                    in this table above for how to
                                    Redeem Shares: By Mail).
----------------------------------------------------------------------------------------------------------
AUTOMATIC TRANSACTION PLANS         Systematic Withdrawal Plan: You     Not Applicable.
                                    may specify a percent of your
You must complete the appropriate   account or a dollar amount ($250
section on your initial             minimum) to be withdrawn monthly,
application or complete an          quarterly or annually on the 25th
authorization form, available upon  of the month beginning on the request by calling (800) 262-0511.  month you designate. (If the 25th does not fall on a business day,
                                    we process withdrawals on the next
                                    business day.) We reserve the
                                    right to charge you for each
                                    withdrawal. At the time you
                                    authorize the withdrawal plan, you
                                    must have a minimum account
                                    balance of $5,000. [You must have
                                    all dividends and other
                                    distributions reinvested.] We will
                                    continue the withdrawals until
                                    your shares are gone or you cancel
                                    the plan. You may cancel or change
                                    your plan or redeem all your
                                    shares at any time.
                                    You will receive your redemption
                                    payment in the form you previously
                                    authorized: check or deposit to
                                    your bank account.


 58                                                               AB Funds Trust

----------------------------------------------------------------------------------------------------------
METHOD                              REDEEM SHARES                       EXCHANGE SHARES
----------------------------------------------------------------------------------------------------------
BY WIRE                             You may redeem shares by            Not applicable.
                                    contacting us by mail or by
Note: Your bank may charge you a    telephone and instructing us to
fee for handling a wire             wire your proceeds to your bank
transaction.                        ($10,000 minimum). (Follow the
                                    instructions in this table for how
Note: The Funds and their transfer  to Redeem Shares: By Mail, By
agent are not responsible for the   Telephone or Online.) Wire
efficiency of the federal wire      redemptions can be made only if
system or your bank.                you have previously authorized it
                                    on an authorization form,
                                    available upon request by calling
                                    (800) 262-0511 (including
                                    attaching a voided check from the
                                    account where proceeds are to be
                                    wired). A $10 fee will be charged
                                    for wire transfers.

Prospectus                                                                    59

MORE SHAREHOLDER INFORMATION


HOW SHARE PRICE IS CALCULATED


PFPC determines the NAV per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day that the Exchange is open (except the Friday after Thanksgiving, when the Funds are closed). The NAV for a class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund's investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund's liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of each Fund will vary by class.


WHAT IS THE NET ASSET VALUE OR "NAV"?

                                                    Assets - Liabilities
                                             NAV =  -------------------
                                                    Outstanding Shares

Each Fund, except the Money Market Fund, values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In rare cases, events that occur after certain markets have closed may render prices unreliable. When a Fund believes a market price does not reflect a security's true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

PFPC prices at amortized cost all instruments held by the Money Market Fund and those fixed-income securities held by the other Funds that have maturities of 60 days or less. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.


To the extent the International Equity Fund or the Bond Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of their shares and the shares of the Blended Funds investing in them may change on days when you will not be able to purchase or redeem your shares.


PURCHASE OF SHARES

Fund shares are sold at NAV without a sales load. Orders for the purchase of shares will be executed at the NAV per share next determined after an order has been received in good order. Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If your purchase order fails to designate a Fund, we will invest it in the Money Market Fund.

The Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. This includes orders from any investor who engages in excessive purchases, exchanges or redemptions in their accounts. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds' management, they are deemed to be in the best interest of the Funds. The Funds will not accept any third party or foreign checks.

 60                                                               AB Funds Trust

REDEMPTION OF SHARES

You may redeem some or all of your shares on any business day that the New York Stock Exchange is open (except the Friday after Thanksgiving when the Funds are closed). Shares will be redeemed at the NAV next determined after your redemption request is received in good order. A redemption is a taxable transaction on which you may recognize a gain or loss. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

We will ordinarily send redemption proceeds on the next business day, but we may take up to seven days to make payment. The Funds may stop selling their shares and postpone redemption payments at times when the New York Stock Exchange is closed or has restricted trading or the SEC has determined an emergency condition exists. We will send redemption proceeds only in the form that you previously authorized. If you have authorized payment by check, we will send the check to the shareholder and address of record.

CHECKWRITING OPTION


If you own shares of the Money Market Fund, you may draw money from your Money Market Fund account by writing a check of $250 or more. You must complete an authorization form, available upon request by calling (800) 262-0511. Because the amount in your Money Market Fund account is likely to change frequently, you should verify this amount before writing a check. You may not write a check to close your account. We will impose charges for stop payment orders and returned checks. We will redeem an appropriate amount of shares from your Money Market Fund account to pay for these charges.


REQUEST IN GOOD ORDER

All purchase, exchange and redemption requests must be received by the Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered;
(2) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities.


Written redemption requests also must include the Fund name, your account number, and the dollar amount of the transaction. Purchase orders are not in good order until the Funds' transfer agent has received payment in federal funds.


MEDALLION SIGNATURE GUARANTEES

To protect shareholder accounts, the Funds, and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables us to verify the identity of the person who has authorized a redemption from an account. We will require a medallion signature guarantee for any of the following:

-   Any written redemption request for $50,000 or more.

- Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and at the registered address.

- Transfers into an account with a different registration (including a different name, address, taxpayer identification number, or account type).

Prospectus                                                                    61

A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call us at (800) 262-0511 for further details.


REDEEMING RECENTLY PURCHASED SHARES


If you are redeeming shares that you recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to fifteen calendar days after we received your check. To avoid this delay, pay for your shares by federal funds wire transfer.

RIGHT TO REDEEM IN KIND

The Funds reserve the right to pay part or all of your redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.

ACCOUNT STATEMENTS

Each shareholder's transactions in Fund shares will be reflected in a quarterly statement. If your Fund shares are held by a nominee, the nominee decides whether the statement will be sent to you.

EXCHANGING SHARES
WHAT IS AN EXCHANGE?
An exchange between Funds is really two transactions -- a sale of shares of one Fund and the purchase of shares of another. In general, the same policies that apply to purchases and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.

The Funds reserve the right to revise or cancel the exchange privilege, limit the amount of the exchange, or number of exchanges or reject an exchange at any time, without notice. An exchange is a taxable transaction on which you may recognize a gain or loss, unless you are investing through a tax-deferred account, such as a retirement plan account or an IRA. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

TELEPHONE AND ONLINE TRANSACTION

The Funds reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information such as the: 1) account number; 2) name and address exactly as registered with us; or 3) the primary social security or tax identification number.

We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. Your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption or online redemption option from your account, please notify us in writing.

The Funds reserve the right to terminate or limit the telephone or online redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone or through our Web site, during periods of unusual market activity, contact us by regular or express mail.

 62                                                               AB Funds Trust

DUPLICATE MAILING TO SAME HOUSEHOLD


We try to eliminate duplicate mailings to the same household. If two Fund shareholders have the same last name and address, we send just one shareholder report, instead of two. If you prefer separate reports, notify us by mail or telephone.


DISTRIBUTIONS
WHAT IS NET INVESTMENT INCOME?

Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.



Each of the Low-Duration Bond Fund, Medium-Duration Bond Fund, and Extended-Duration Bond Fund declares and pays dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. Each of the Equity Index Fund, Value Equity Fund, and Growth Equity Fund declares and pays dividends from net investment income semi-annually. Each of the Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Small Cap Equity Fund, and the International Equity Fund declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. It is expected that the distributions of the Money Market Fund and Low-Duration Bond Fund will consist primarily of ordinary income.



Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will be reinvested in additional Fund shares, unless you elect to receive your distributions in cash.


TAXES


This section only summarizes some important federal income tax considerations that may affect your investment in a Fund. If you are investing through a tax-deferred account, such as an IRA ("Tax-Deferred Account"), special tax rules apply. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.



FEDERAL INCOME TAX: As long as a Fund meets the requirements for being treated as a "regulated investment company," which each Fund intends to continue to do, it pays no Federal income tax on the earnings and gains it distributes to its shareholders. The Funds will notify you following the end of each calendar year of the amount of dividends and other distributions paid that year.



Dividends from net investment income and distributions from net short-term capital gains that you receive from a Fund generally are taxable to you as ordinary income, whether reinvested in additional Fund shares or received in cash. A Fund's distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares.


Unless you are investing through a Tax-Deferred Account, you should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Prospectus                                                                    63

A redemption or exchange of your Fund shares is a taxable event for you. Depending on the purchase and redemption prices of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. The exception, once again, is a Tax-Deferred Account. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)



STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local tax laws, which may produce different consequences from those under the Federal income tax law.


 64                                                               AB Funds Trust

DISTRIBUTION ARRANGEMENTS


Shares of the Funds are sold without a sales load on a continuous basis by PFPC Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, PA 19406 (the "Distributor"). The Trust's Board of Trustees has adopted a Shareholder Service Plan for the Retail Class of each Select Fund ("Service Plan") and a separate Plan of Distribution for the Retail Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("12b-1 Plan").



Under the Service Plan, the Retail Class of each Select Fund is authorized to pay service fees of 0.15% of average daily net assets to parties that provide services for and maintain shareholder accounts. Under the 12b-1 Plan, the Retail Class of each Select Fund is authorized to pay distribution (12b-1) fees of 0.10% of average daily net assets and the Retail Class of each Blended Fund is authorized to pay distribution (12b-1) fees of 0.06% of average daily net assets. Distribution (12b-1) fees will be used to reimburse persons who provide, or make payments for, distribution assistance for the Funds, including paying for the preparation of advertising and sales literature, the printing and distribution of such materials to prospective investors and related advertising and promotional expenses. Payments under the 12b-1 Plan are not based on expenses actually incurred, and the payments may exceed distribution expenses actually incurred.


Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

WHAT ARE 12B-1 FEES?
12b-1 fees, charged by some mutual funds, are deducted from fund assets to pay for marketing and advertising expenses or to compensate sales professionals for selling shares of the mutual funds.

SHARE CLASSES


The Select Funds also offer Retirement Class and Institutional Class shares and the Blended Funds also offer Retirement Class shares. Retirement Class shares of the Funds are sold only to retirement, savings and welfare benefit plans (such as 403(b), 401(k) and other plans) offered through the Annuity Board. Institutional Class shares of the Funds are sold only to certain Southern Baptist foundations and to defined benefit plans, cash balance plans and welfare benefit plans of organizations within the bounds of the Southern Baptist Convention, with respect to which neither the Annuity Board nor its affiliates provides participant recordkeeping or other participant services.


Prospectus                                                                    65

                      (This page intentionally left blank)

 66                                                               AB Funds Trust

                      This page intentionally left blank.

Prospectus                                                                    67

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Retail Class of each Fund for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



                                                       FLEXIBLE       GROWTH &         CAPITAL
                                                        INCOME         INCOME       OPPORTUNITIES      GLOBAL
                                                         FUND           FUND            FUND         EQUITY FUND
                                                      -----------    -----------    -------------    -----------
                                                      8/27/01* TO    8/27/01* TO     8/27/01* TO     8/27/01* TO
                                                       12/31/01       12/31/01        12/31/01        12/31/01
                                                      -----------    -----------    -------------    -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD                  $10.00         $10.00           $10.00         $10.00
                                                        ------         ------           ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                               0.15           0.12             0.06           0.02
  Capital gain distributions received                     0.01           0.01               --+            --
  Realized and unrealized gain on investment
    securities and futures transactions -- net           (0.08)         (0.18)           (0.22)         (0.29)
                                                        ------         ------           ------         ------
    Total from investment operations                      0.08          (0.05)           (0.16)         (0.27)
                                                        ------         ------           ------         ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.22)         (0.19)           (0.11)         (0.03)
  Distributions from capital gains                       (0.03)         (0.04)              --+            --+
                                                        ------         ------           ------         ------
    Total dividends and distributions                    (0.25)         (0.23)           (0.11)         (0.03)
NET ASSET VALUE -- END OF THE PERIOD                    $ 9.83         $ 9.72           $ 9.73         $ 9.70
                                                        ======         ======           ======         ======
Total Return (2)                                          0.72%         (0.52)%          (1.64)%        (2.75)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)@                                 0.48%          0.48%            0.48%          0.48%
  Expenses -- before waivers and reimbursements
    (3)(4)                                               66.47%          6.53%           43.03%         66.34%
  Investment income -- net (1)(3)                         7.69%          5.62%            4.49%          1.60%
  Portfolio turnover rate (2)                             4.02%          4.27%            3.42%          2.70%
Net Assets -- end of the period (000's)                 $  325         $1,334           $  331         $  207
                                                        ======         ======           ======         ======


---------------

 * Commencement of operations.



(1)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.



(2)Non-annualized.



(3)Annualized.



(4)Does not include expenses of the investment companies in which the Fund invests.



+ Amount represents less than $0.01 per share.



 @Interest on uninvested cash balances is used to offset portions of the custody expense. These arrangements had no effect on the expense ratios for the current period.


 68                                                               AB Funds Trust

                                           EQUITY          VALUE         GROWTH        SMALL CAP     INTERNATIONAL
                                         INDEX FUND     EQUITY FUND    EQUITY FUND    EQUITY FUND     EQUITY FUND
                                         -----------    -----------    -----------    -----------    -------------
                                         8/27/01* TO    8/27/01* TO    8/27/01* TO    8/27/01* TO     8/27/01* TO
                                          12/31/01       12/31/01       12/31/01       12/31/01        12/31/01
                                         -----------    -----------    -----------    -----------    -------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                   $10.00         $10.00         $10.00         $ 10.00         $ 10.00
                                           ------         ------         ------         -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)               0.02           0.03             --+             --+          (0.01)#
  Realized and unrealized gain (loss)
    on investments -- net                   (0.28)         (0.35)         (0.19)           0.09           (0.53)
                                           ------         ------         ------         -------         -------
    Total from investment operations        (0.26)         (0.32)         (0.19)           0.09           (0.54)
                                           ------         ------         ------         -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.06)         (0.07)            --              --           (0.03)
  Distributions from capital gains          (0.05)            --             --              --              --
  Return of capital                            --             --             --              --              --
                                           ------         ------         ------         -------         -------
    Total dividends and distributions       (0.11)         (0.07)            --              --           (0.03)
                                           ------         ------         ------         -------         -------
NET ASSET VALUE -- END OF THE PERIOD       $ 9.63         $ 9.61         $ 9.81         $ 10.09         $  9.43
                                           ======         ======         ======         =======         =======
Total Return (1)                            (2.65)%        (3.23)%        (1.90)%          0.90%          (5.40)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)@                       0.45%          1.15%          1.15%           1.50%           1.45%
  Expenses -- before waivers and
    reimbursements (2)                      28.52%         65.50%         47.77%         123.38%         256.83%
  Investment income -- net (2)               0.95%          1.12%         (0.32)%         (0.28)%         (0.32)%
  Portfolio turnover rate (1)                2.81%         21.09%          8.71%          91.89%          20.05%
Net Assets -- end of the period
  (000's)                                  $  367         $  168         $  309         $   115         $    51
                                           ======         ======         ======         =======         =======


---------------

 * Commencement of operations.



(1)Non-annualized.



(2)Annualized.



+ Amount represents less than $0.01 per share.



  #  Calculated using the average shares outstanding method.



 @Interest on uninvested cash balances is used to offset portions of the custody expense. These arrangements had no effect on the expense ratios for the current period.


Prospectus                                                                    69

                                                                        LOW-          MEDIUM-       EXTENDED-
                                                         MONEY        DURATION       DURATION       DURATION
                                                      MARKET FUND     BOND FUND      BOND FUND      BOND FUND
                                                      -----------    -----------    -----------    -----------
                                                      8/27/01* TO    8/27/01* TO    8/27/01* TO    8/27/01* TO
                                                       12/31/01       12/31/01       12/31/01       12/31/01
                                                      -----------    -----------    -----------    -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD                  $ 1.00         $10.00         $ 10.00        $10.00
                                                        ------         ------         -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                   0.01           0.22            0.17          0.32
  Realized and unrealized gain (loss) on
    investments -- net                                      --          (0.06)          (0.04)        (0.13)
                                                        ------         ------         -------        ------
    Total from investment operations                      0.01           0.16            0.13          0.19
                                                        ------         ------         -------        ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.01)         (0.22)          (0.23)        (0.32)
  Distributions from capital gains                          --          (0.08)          (0.20)        (0.04)
  Return of capital                                         --             --              --+           --
                                                        ------         ------         -------        ------
    Total dividends and distributions                    (0.01)         (0.30)          (0.43)        (0.36)
                                                        ------         ------         -------        ------
NET ASSET VALUE -- END OF THE PERIOD                    $ 1.00         $ 9.86         $  9.70        $ 9.83
                                                        ======         ======         =======        ======
Total Return (1)                                          0.81%          1.54%           1.30%         1.91%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)@                                    0.75%          0.85%           0.92%         1.06%
  Expenses -- before waivers and
    reimbursements (2)                                   16.37%         74.57%          58.62%        28.95%
  Investment income -- net (2)                            1.98%          4.18%           4.48%         6.14%
  Portfolio turnover rate (1)                              N/A          79.53%         247.20%        21.95%
Net Assets -- end of the period (000's)                 $  788         $3,458         $   123        $8,553
                                                        ======         ======         =======        ======


---------------

 * Commencement of operations.



(1)Non-annualized.



(2)Annualized.



+ Amount represents less than $0.01 per share.



 @Interest on uninvested cash balances is used to offset portions of the custody expense. These arrangements resulted in a reduction to the expense ratios of the Medium-Duration Bond and Extended-Duration Bond Funds of .02% and .01%, respectively, for the period ended December 31, 2001. The operating expense ratios of the Funds after reflecting these arrangements for the period ending December 31, 2001 were as follows:



FUND
----
Medium-Duration Bond                                            0.90%
Extended-Duration Bond                                          1.05%


 70                                                               AB Funds Trust

                      This page intentionally left blank.

Prospectus                                                                    71

FOR MORE INFORMATION

YOU CAN LEARN MORE ABOUT THE FUNDS, BY REQUESTING THE FOLLOWING FREE DOCUMENTS:


STATEMENT OF ADDITIONAL INFORMATION ("SAI"): Provides additional information about the Funds' policies, investment restrictions, risks, and business structure. The SAI is legally considered a part of this prospectus.


ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: Contain performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor's report and a discussion by management of the market conditions and investment strategies that affected the Funds' performance.


To request these free documents or for other information, you may call us at
(800) 262-0511 (7 a.m. to 6 p.m. central time) Monday through Friday or contact us in writing at:


AB Funds Trust

P.O. Box 2190


Dallas, TX 75221-2190


You may also get free copies by:


- Accessing them on the EDGAR Database on the SEC's Internet site -- http://www.sec.gov.



- Reviewing and copying them at the SEC's Public Reference Room in Washington D.C. (phone: 1-202-942-8090).


- Requesting copies from the Public Reference Section of the SEC, Washington, D.C. 20549 (you will be charged a copying fee) or by electronic request at the following e-mail address: publicinfo@sec.gov.

Visit our Web site at www.absbc.org to access prospectuses.

The investment company registration number is 811-10263

[AB FUNDS LOGO]

2401 Cedar Springs Rd., Dallas, TX 75201-1498
P.O. Box 2190, Dallas, TX 75221-2190
1.800.262.0511 - www.absbc.org

Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72


4551   5/02   20M                                                    5/02   2231

[AB FUNDS LOGO]

Prospectus

APRIL 30, 2002


RETIREMENT CLASS

BLENDED FUNDS:
 --    FLEXIBLE INCOME FUND
 --    GROWTH & INCOME FUND
 --    CAPITAL OPPORTUNITIES FUND
 --    GLOBAL EQUITY FUND
SELECT FUNDS:
 --    MONEY MARKET FUND
 --    LOW-DURATION BOND FUND
 --    MEDIUM-DURATION BOND FUND
 --    EXTENDED-DURATION BOND FUND
 --    EQUITY INDEX FUND
 --    VALUE EQUITY FUND
 --    GROWTH EQUITY FUND
 --    SMALL CAP EQUITY FUND
 --    INTERNATIONAL EQUITY FUND

This prospectus contains important information about the Funds, including information on investment policies, risks, and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.


These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the "SEC"), nor has the SEC determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

 2                                                                AB Funds Trust

TABLE OF CONTENTS


A look at the goals,            RISK & RETURN SUMMARIES
strategies, main risks and
expenses of each Fund.

                                Introduction........................................           4
                                THE BLENDED FUNDS
                                Flexible Income Fund................................           6
                                Growth & Income Fund................................           9
                                Capital Opportunities Fund..........................          12
                                Global Equity Fund..................................          15
                                THE SELECT FUNDS
                                Money Market Fund...................................          18
                                Low-Duration Bond Fund..............................          21
                                Medium-Duration Bond Fund...........................          24
                                Extended-Duration Bond Fund.........................          27
                                Equity Index Fund...................................          30
                                Value Equity Fund...................................          34
                                Growth Equity Fund..................................          37
                                Small Cap Equity Fund...............................          40
                                International Equity Fund...........................          43
                                ADDITIONAL INVESTMENT & RISK INFORMATION..... ......          46
Details about the               MANAGEMENT OF THE FUNDS
Funds' management
and service providers.

                                Investment Adviser..................................          47
                                Sub-Advisers........................................          48
                                Service Providers...................................          53
                                SHAREHOLDER INFORMATION.............. ..............          54
Policies and instructions       DISTRIBUTION ARRANGEMENTS............. .............          59
for opening, maintaining
and closing an account.

                                FINANCIAL HIGHLIGHTS............... ................          61

                                FOR MORE INFORMATION................................  Back cover


DO YOU HAVE QUESTIONS ABOUT TERMS WE USE IN THIS PROSPECTUS?
For information about key terms and concepts, look for our explanations shown in boxes.

Prospectus                                                                     3

RISK & RETURN SUMMARIES

INTRODUCTION
WHAT IS A MUTUAL FUND?
A mutual fund pools shareholders' money and, using professional management, invests in securities like stocks and bonds.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. There is a separate Risk & Return Summary for each Fund and other detailed information in the following pages. Please read each Fund description carefully before you invest. The more you know about your investment choices, the more informed your investment decisions will be. But first, a word about the risks and returns that apply to all the Funds.

The Funds are divided into two groups:

- BLENDED FUNDS -- Each Blended Fund invests in a different mix of the Select Funds to meet a specified investment strategy. The Funds' Investment Adviser believes that blending investment styles and money managers may reduce risk over the long term.

   -  Flexible Income Fund

   -  Growth & Income Fund

   -  Capital Opportunities Fund

   -  Global Equity Fund

- SELECT FUNDS -- Each Select Fund invests directly in different types of fixed income obligations, stocks, or other investments to meet its investment objective.

   -  Money Market Fund

   -  Low-Duration Bond Fund

   -  Medium-Duration Bond Fund

   -  Extended-Duration Bond Fund

   -  Equity Index Fund

   -  Value Equity Fund

   -  Growth Equity Fund

   -  Small Cap Equity Fund

   -  International Equity Fund

WHO IS THE INVESTMENT ADVISER?

SBC Financial Services, Inc. ("SBC Financial" or the "Investment Adviser") serves as the Investment Adviser to the Funds. SBC Financial is an affiliate of the Annuity Board of the Southern Baptist Convention (the "Annuity Board"). Rather than making the day-to-day investment decisions for the Select Funds, it retains the services of other investment management firms to do so. It also allocates each Blended Fund's investments among the Select Funds.



Each Select Fund uses various investment management firms ("Sub-Advisers") to manage its assets. The Investment Adviser reviews the Sub-Advisers' performance, allocates the assets of each Select Fund among them and makes recommendations to the Funds' Board of Trustees regarding changes to the Sub-Advisers selected.


 4                                                                AB Funds Trust

The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

Prospectus                                                                     5

THE BLENDED FUNDS

THE FLEXIBLE INCOME FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?

Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.


PORTFOLIO DESCRIPTION

Investment             -   The FLEXIBLE INCOME FUND seeks current income and
Objective              modest capital appreciation.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines a greater percentage of fixed income securities
Strategies                 with a smaller percentage of equity securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           Bond Select Funds                  75%     60-90%
                           U.S. Equity Select Funds           19%     10-30%
                           Non-U.S. Equity Select Fund         6%      2-15%
                           SELECT FUND
                           Equity Index                        2%      0-10%
                           Value Equity                        8%      2-15%
                           Growth Equity                       8%      2-15%
                           Small Cap Equity                    1%      0-10%
                           International Equity                6%      2-15%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                  72%     60-90%

                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select
                           Funds.
                       See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

 6                                                                AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                       changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy bonds and
                       other fixed income securities, the Fund's value will
                           fluctuate due to changes in interest rates. When
                           interest rates rise, the prices of fixed income
                           securities fall and vice versa. Other factors may
                           affect fixed income securities, such as financial
                           conditions of a particular issuer and general economic
                           conditions. The yield earned by a Select Fund will
                           also vary with changes in interest rates and other
                           economic factors.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                       -   To the extent the Fund owns Select Funds that buy
                       stocks and other equity securities, the Fund's value will
                           fluctuate due to business developments concerning a
                           particular issuer, industry or country, as well as
                           general market and economic conditions.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                     7

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.10%
          Distribution (12b-1) fee(1)                                   None
          Other expenses(2)                                             0.06%
                                                                       -----
          Total annual operating expenses                               0.16%
          Fee waiver and expense reimbursement(3)                      (0.03)%
                                                                       -----
          Net expenses                                                  0.13%


------------------

(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%.


(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.13% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE


This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:


-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETIREMENT CLASS                   $13             $49


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


INDIRECT EXPENSES PAID BY THE FUND


The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.68%.


 8                                                                AB Funds Trust

THE GROWTH & INCOME FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?

Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.


PORTFOLIO DESCRIPTION

Investment             -   The GROWTH & INCOME FUND seeks moderate capital
Objective              appreciation with current income.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines approximately equal percentages of fixed income
Strategies                 securities with equity securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           Bond Select Funds                  50%     35-65%
                           U.S. Equity Select Funds           37%     25-50%
                           Non-U.S. Equity Select Fund        13%      5-20%
                           SELECT FUND
                           Equity Index                        4%      0-10%
                           Value Equity                       15%      5-25%
                           Growth Equity                      15%      5-25%
                           Small Cap Equity                    3%      0-10%
                           International Equity               13%      5-20%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                  12%      5-25%
                           Medium-Duration Bond               25%     15-35%
                           Extended-Duration Bond             10%      5-20%


                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select
                           Funds.
                       See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.


Prospectus                                                                     9

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                       changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy stocks and
                       other equity securities, the Fund's value will fluctuate
                           due to business developments concerning a particular
                           issuer, industry or country, as well as general market
                           and economic conditions.
                       -   Because the Fund owns Select Funds that buy bonds and
                       other fixed income securities, the Fund's value will
                           fluctuate due to changes in interest rates. When
                           interest rates rise, the prices of fixed income
                           securities fall and vice versa. Other factors may
                           affect fixed income securities, such as financial
                           conditions of a particular issuer and general economic
                           conditions. The yield earned by a Select Fund will
                           also vary with changes in interest rates and other
                           economic factors.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full year of performance. Once it has a full calendar year of performance, the total return will be presented.


 10                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.

       SHAREHOLDER FEES                                                 None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.10%
          Distribution (12b-1) fee(1)                                   None
          Other expenses(2)                                             0.03%
                                                                       -----
          Total annual operating expenses                               0.13%
          Fee waiver and expense reimbursement(3)                      (0.00)%
                                                                       -----
          Net expenses                                                  0.13%


------------------

(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%.


(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.13% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS
                            RETIREMENT CLASS                   $13             $42



The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


INDIRECT EXPENSES PAID BY THE FUND


The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.80%.


Prospectus                                                                    11

THE CAPITAL OPPORTUNITIES FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?

Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.


PORTFOLIO DESCRIPTION

Investment             -   The CAPITAL OPPORTUNITIES FUND seeks capital
Objective              appreciation with modest current income.
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines a greater percentage of equity securities with a
Strategies                 smaller percentage of fixed income securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           Bond Select Funds                  25%     15-35%
                           U.S. Equity Select Funds           56%     40-70%
                           Non-U.S. Equity Select Fund        19%     10-30%
                           SELECT FUND
                           Equity Index                        6%      2-15%
                           Value Equity                       23%     15-35%
                           Growth Equity                      23%     15-35%
                           Small Cap Equity                    4%      0-10%
                           International Equity               19%     10-30%
                           Money Market                        3%      0-10%
                           Low-Duration Bond                   4%      0-10%
                           Medium-Duration Bond               13%      5-25%
                           Extended-Duration Bond              5%      0-10%


                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select
                           Funds.
                       See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.


 12                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                       changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy stocks and
                       other equity securities, the Fund's value will fluctuate
                           due to business developments concerning a particular
                           issuer, industry or country, as well as general market
                           and economic conditions.
                       -   To the extent the Fund owns Select Funds that buy
                       bonds and other fixed income securities, the Fund's value
                           will fluctuate due to changes in interest rates. When
                           interest rates rise, the prices of fixed income
                           securities fall and vice versa. Other factors may
                           affect fixed income securities, such as financial
                           conditions of a particular issuer and general economic
                           conditions. The yield earned by a Select Fund will
                           also vary with changes in interest rates and other
                           economic factors.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                    13

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.

       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.10%
          Distribution (12b-1) fee(1)                                  None
          Other expenses(2)                                             0.03%
                                                                       -----
          Total annual operating expenses                               0.13%
          Fee waiver and expense reimbursement(3)                      (0.00)%
                                                                       -----
          Net expenses                                                  0.13%


------------------

(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%.


(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.13% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS
                            RETIREMENT CLASS                   $13             $42



The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


INDIRECT EXPENSES PAID BY THE FUND


The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.86%.


 14                                                               AB Funds Trust

THE GLOBAL EQUITY FUND SUMMARY
WHAT ARE THE BLENDED FUNDS?

Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.


PORTFOLIO DESCRIPTION

Investment             -   The GLOBAL EQUITY FUND seeks capital appreciation.
Objective
---------------------------------------------------------------------------------
Principal              -   The Fund, through investments in the Select Funds,
Investment             combines a greater percentage of U.S. equity securities
Strategies                 with a smaller percentage of international equity
                           securities.
                       -   The Investment Adviser uses the following target and
                       potential ranges in allocating the Fund's assets among the
                           Select Funds.

                                    ASSET CLASS             TARGET    RANGE
                           U.S. Equity Select Funds           75%     60-90%
                           Non-U.S. Equity Select Fund        25%     15-35%
                           SELECT FUND
                           Equity Index                        5%      0-10%
                           Value Equity                       31%     15-45%
                           Growth Equity                      31%     15-45%
                           Small Cap Equity                    5%      0-15%
                           International Equity               25%     15-35%
                           Money Market                        3%      0-10%


                       - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.
                       - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select
                           Funds.
                       See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.


Prospectus                                                                    15

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will go up and down in response to
                       changes in the share prices of the Select Funds that it
                           owns. There is no guarantee that the Select Funds or
                           the underlying investments made by the Select Funds
                           will increase in value. Therefore, it is possible for
                           you to lose money by investing in the Fund.
                       -   Because the Fund owns Select Funds that buy stocks and
                       other equity securities, the Fund's value will fluctuate
                           due to business developments concerning a particular
                           issuer, industry or country, as well as general market
                           and economic conditions.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 16                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.

       SHAREHOLDER FEES                                                 None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.10%
          Distribution (12b-1) fee(1)                                   None
          Other expenses(2)                                             0.03%
                                                                       -----
          Total annual operating expenses                               0.13%
          Fee waiver and expense reimbursement(3)                      (0.00)%
                                                                       -----
          Net expenses                                                  0.13%


------------------

(1) The Fund invests in the Retirement Class Shares of certain Select Funds, which charge a shareholder service fee of 0.19%.


(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.13% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETIREMENT CLASS                   $13             $42


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


INDIRECT EXPENSES PAID BY THE FUND



The Fund invests in the Retirement Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.94%.


Prospectus                                                                    17

THE SELECT FUNDS

THE MONEY MARKET FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The MONEY MARKET FUND seeks to maximize current income
Objective              to the extent consistent with the preservation of capital
                           and liquidity, and the maintenance of a stable per
                           share price of $1.00.
---------------------------------------------------------------------------------
Principal              -   The Fund invests in a broad range of high quality,
Investment             short-term money market instruments denominated
Strategies                 exclusively in U.S. dollars.
                       -   The Fund invests primarily in:
                           -   Short-term obligations issued or guaranteed by:
                               -   The U.S. government, banks, and corporations;
                               -   Foreign governments, banks, and corporations;
                       and
                           -   Mortgage-backed and asset-backed securities.
                       -   The Fund may enter into repurchase agreements relating
                       to the above instruments.
                       -   The Fund expects, but does not guarantee, a constant
                       net asset value of $1.00 per share by valuing its
                           portfolio securities at amortized cost.
                       -   The Fund invests primarily in high quality commercial
                       paper and other obligations generally rated as follows:
                           (i) if rated by more than one nationally recognized
                           statistical rating organization ("NRSRO"), the
                           obligation is rated in the highest rating category of
                           any two NRSROs, (ii) if only one NRSRO has rated the
                           obligation, it is rated in that NRSRO's highest rating
                           category, and (iii) if an obligation is not rated by a
                           NRSRO, the Fund's Sub-Adviser must determine it is of
                           equivalent quality to an obligation rated in the
                           highest rating category of an NRSRO.
                       -   The Fund maintains a dollar-weighted average portfolio
                       maturity of 90 days or less.
                       -   The Fund's investments in securities are limited to
                       obligations that mature in 397 days or less from the date
                           of purchase.
                       -   The Fund may invest only in securities that comply
                       with the quality, maturity and diversification
                           requirements of Rule 2a-7 under the Investment Company
                           Act of 1940, which regulates mutual funds.
                       -   The Fund uses one or more Sub-Advisers to manage its
                       portfolio under the oversight of the Investment Adviser.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


 18                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   Although the Fund seeks to preserve its value at $1.00
                       per share, it is possible for you to lose money by
                           investing in the Fund. The Fund is not insured or
                           guaranteed by SBC Financial, the Annuity Board, any
                           bank, the Federal Deposit Insurance Corporation, or
                           any government agency.
                       -   The Fund's return will drop if short-term interest
                           rates drop.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by the Fund may fail to pay interest or
                           even principal due in a timely manner or at all.
                       -   The Fund's ability to concentrate its investments in
                       domestic banks may increase risks. Banks, and other
                           financial institutions, may be affected by negative
                           economic conditions, since they rely on the
                           availability and cost of funds, as well as the ability
                           of borrowers to repay their loans.
                       -   Obligations of foreign banks and other foreign issuers
                       may be negatively affected by political events, economic
                           conditions, or inefficient, illiquid or unregulated
                           markets in foreign countries. Foreign issuers,
                           including foreign banks, may be subject to inadequate
                           regulatory or accounting standards.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                    19

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.22%
          Distribution (12b-1) fee                                     None
          Other expenses(1)                                             0.24%
                                                                       -----
          Total annual operating expenses                               0.46%
          Fee waiver and expense reimbursement(2)                      (0.00)%
                                                                       -----
          Net expenses                                                  0.46%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.46% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                               1 YEAR         3 YEARS
                            RETIREMENT CLASS                    $47            $148



The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


 20                                                               AB Funds Trust

THE LOW-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The LOW-DURATION BOND FUND seeks current income
Objective              consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in investment grade fixed
Strategies                 income securities. The Fund's portfolio is diversified
                           among a large number of companies across different
                           industries and economic sectors.
                       -   The Fund invests primarily in:
                           -   Obligations issued or guaranteed by:
                               -   The U.S. government, banks, and corporations;
                               -   Foreign governments, banks, and corporations;
                       and
                           -   Mortgage-backed and asset-backed securities.
                       -   The average quality rating for the Fund's portfolio
                       will be greater than or equal to the "Aa" category as
                           rated by Moody's Investors Service, Inc. ("Moody's")
                           or the equivalent by Standard and Poor's ("S&P"). The
                           Fund will not invest in fixed income securities that
                           have a quality rating less than "Baa" as rated by
                           Moody's or the equivalent by S&P (or, if unrated,
                           determined by a Sub-Adviser to be of the same
                           quality). If an investment held by the Fund is
                           downgraded below that rating, the Sub-Adviser will
                           take action that it believes to be advantageous to the
                           Fund.
                       -   The average dollar-weighted duration of the Fund
                       normally varies between 1 and 3 years.
                       -   The Fund may hold up to 20% of its assets in
                       obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers. However, such foreign currency
                           exposure will normally be hedged by at least 75% of
                           its value to the U.S. dollar in order to reduce the
                           risk of loss due to fluctuations in currency exchange
                           rates.
                       -   The Fund may invest and reinvest in long or short
                       derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


 21                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will fluctuate in response to
                       interest rates and other economic factors. Bond prices
                           typically drop as interest rates rise, and vice versa.
                           The yield earned by the Fund will also vary with
                           changes in interest rates and other economic factors.
                           It is possible for you to lose money by investing in
                           the Fund.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by the Fund may fail to pay interest or
                           even principal due in a timely manner or at all.
                       -   Securities rated "Baa" by Moody's or the equivalent by
                       S&P are considered investment grade, but they may have
                           some speculative characteristics. This means that the
                           issuers may have problems making principal and
                           interest payments during difficult economic
                           conditions.
                       -   Obligations of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments that are not hedged to the U.S. dollar.
                       -   The Fund's use of derivative instruments may increase
                       the risk of loss.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


WHAT IS DURATION?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 22                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.42%
          Distribution (12b-1) fee                                     None
          Other expenses(1)                                             0.25%
                                                                       -----
          Total annual operating expenses                               0.67%
          Fee waiver and expense reimbursement(2)                      (0.06)%
                                                                       -----
          Net expenses                                                  0.61%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.61% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETIREMENT CLASS                   $62             $208


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus                                                                    23

THE MEDIUM-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The MEDIUM-DURATION BOND FUND seeks maximum total
Objective              return consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in investment grade fixed
Strategies                 income securities. The Fund's portfolio is diversified
                           among a large number of companies across different
                           industries and economic sectors.
                       -   The Fund invests primarily in:
                           -   Obligations issued or guaranteed by:
                               -   The U.S. government, banks, and corporations;
                               -   Foreign governments, banks, and corporations;
                       and
                           -   Mortgage-backed and asset-backed securities.
                       -   The average quality rating for the Fund's portfolio
                       will be greater than or equal to the "A" category as rated by Moody's Investors Service, Inc. ("Moody's") or the
                           equivalent by Standard and Poor's ("S&P"). The Fund
                           invests primarily in investment grade debt securities,
                           but may hold up to 10% of its assets in high yield
                           securities ("junk bonds") rated "B" or higher by
                           Moody's or the equivalent by S&P (or if unrated,
                           determined by a Sub-Adviser to be of the same
                           quality). If an investment held by the Fund is
                           downgraded below that rating, the Sub-Adviser will
                           take action that it believes to be advantageous to the
                           Fund.
                       -   The average dollar-weighted duration of the Fund
                       normally varies between 3 and 7 years.
                       -   The Fund may hold up to 20% of its assets in
                       obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers. However, such foreign currency
                           exposure will normally be hedged by at least 75% of
                           its value to the U.S. dollar in order to reduce the
                           risk of loss due to fluctuations in currency exchange
                           rates.
                       -   The Fund may invest and reinvest in long or short
                       derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


 24                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will fluctuate in response to
                       interest rates and other economic factors. Bond prices
                           typically drop as interest rates rise, and vice versa.
                           An investor in this Fund should be able to accept some
                           short-term fluctuations in value. The yield earned by
                           the Fund will also vary with changes in interest rates
                           and other economic factors. It is possible for you to
                           lose money by investing in the Fund.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by the Fund may fail to pay interest or
                           even principal due in a timely manner or at all.
                       -   High yield securities ("junk bonds") involve greater
                       risks of default and are more volatile than bonds rated
                           investment grade. Issuers of these bonds may be more
                           sensitive to economic downturns and may be unable to
                           make timely interest or principal payments. The Fund's
                           value could be hurt by price declines due to actual or
                           perceived changes in an issuer's ability to make such
                           payments.
                       -   Obligations of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments that are not hedged to the U.S. dollar.
                       -   The Fund's use of derivative instruments may increase
                       the risk of loss.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


WHAT IS DURATION?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.


PERFORMANCE


The Fund commenced operations of August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                    25

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.43%
          Distribution (12b-1) fee                                      None
          Other expenses(1)                                             0.26%
                                                                       -----
          Total annual operating expenses                               0.69%
          Fee waiver and expense reimbursement(2)                      (0.07)%
                                                                       -----
          Net expenses                                                  0.62%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.62% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETIREMENT CLASS                   $63             $212


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


 26                                                               AB Funds Trust

THE EXTENDED-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The EXTENDED-DURATION BOND FUND seeks maximum total
Objective              return consistent with preservation of capital.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in fixed income securities. The
Strategies                 Fund's portfolio is diversified among a large number
                           of companies across different industries and economic
                           sectors.
                       -   The Fund invests primarily in:
                           -   Obligations issued or guaranteed by:
                               -   The U.S. government, banks, and corporations;
                               -   Foreign governments, banks, and corporations;
                       and
                           -   Mortgage-backed and asset-backed securities.
                       -   The average dollar-weighted duration of the Fund
                       normally will be greater than or equal to 7 years.
                       -   The average quality rating for the Fund's portfolio
                       will be greater than or equal to the "Baa" category as
                           rated by Moody's Investors Service, Inc. ("Moody's")
                           or the equivalent by Standard and Poor's ("S&P"). The
                           Fund does not currently expect to invest more than 20%
                           of its assets in fixed income securities rated lower
                           than investment grade. The Fund will not invest in
                           fixed income securities that have a quality rating
                           less than "B" as rated by Moody's or the equivalent by
                           S&P (or, if unrated, determined by a Sub-Adviser to be
                           of the same quality). If an investment held by the
                           Fund is downgraded below that rating, the Sub-Adviser
                           will take action that it believes to be advantageous
                           to the Fund.
                       -   The Fund may hold up to 30% of its assets in
                       obligations denominated in currencies other than the U.S.
                           dollar, and may invest beyond this limit when
                           considering U.S.-dollar-denominated securities of
                           foreign issuers.
                       -   The Fund may invest and reinvest in long or short
                       derivative instruments such as, but not limited to,
                           futures contracts, options, and swap agreements.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers practice different
                           investment styles and make investment decisions for
                           the Fund based on an analysis of differing factors,
                           such as interest rates, yield curve positioning, yield
                           spreads, duration, sectors, credit ratings, or
                           fundamental issuer selection. See "Sub-Advisers" under
                           "Management of the Funds" for a discussion of the
                           Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


Prospectus                                                                    27

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   The Fund's value will fluctuate in response to
                       interest rates and other economic factors. Bond prices
                           typically drop as interest rates rise, and vice versa.
                           An investor in this Fund should be able to accept some
                           short-term fluctuations in value. Longer-term bonds
                           are generally more volatile, as are lower-rated bonds.
                           The yield earned by the Fund will also vary with
                           changes in interest rates and other economic factors.
                           It is possible for you to lose money by investing in
                           the Fund.
                       -   There is a risk that the issuer of a fixed income
                       investment owned by the Fund may fail to pay interest or
                           even principal due in a timely manner or at all.
                       -   Bonds rated below investment grade involve greater
                       risks of default and are more volatile than bonds rated
                           investment grade. Issuers of these bonds may be more
                           sensitive to economic downturns and may be unable to
                           make timely interest or principal payments. The Fund's
                           value could be hurt by price declines due to actual or
                           perceived changes in an issuer's ability to make such
                           payments.
                       -   Obligations of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments that are not hedged to the U.S. dollar.
                       -   The Fund's use of derivative instruments may increase
                       the risk of loss.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


WHAT IS DURATION?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 28                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.55%
          Distribution (12b-1) fee                                     None
          Other expenses(1)                                             0.26%
                                                                       -------
          Total annual operating expenses                               0.81%
          Fee waiver and expense reimbursement(2)                      (0.08)%
                                                                       -------
          Net expenses                                                  0.73%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.73% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETIREMENT CLASS                   $75             $251


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus                                                                    29

THE EQUITY INDEX FUND SUMMARY
WHAT IS THE S&P 500 INDEX?
The Standard and Poor's 500 Index -- Total Return (the "S&P 500 Index") consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

PORTFOLIO DESCRIPTION


Investment             -   The EQUITY INDEX FUND seeks to provide investment
Objective              results approximating the aggregate price and dividend
                           performance of the securities included in the S&P 500
                           Index.
---------------------------------------------------------------------------------
Principal              -   Under normal market conditions, the Fund will invest
Investment             substantially all (at least 80%) of its total assets in
Strategies                 the equity securities of the companies that make up
                           the S&P 500 Index, in weightings that approximate the
                           relative composition of the securities contained in
                           the S&P 500 Index.
                       -   The Fund may invest to a lesser extent in derivative
                       instruments, including exchange listed options, futures,
                           and swap agreements, that are based on:
                        -   The S&P 500 Index;
                        -   Companies included in the S&P 500 Index; or
                        -   Stock indexes other than but similar to the S&P 500
                           Index.
                       -   The companies chosen for inclusion in the S&P 500
                       Index tend to be industry leaders within the U.S. economy
                           as determined by Standard & Poor's. However, companies
                           are not selected for inclusion by Standard & Poor's
                           because they are expected to have superior stock price
                           performance relative to the market in general or other
                           stocks in particular.
                       -   The Fund uses one or more Sub-Advisers to manage its
                       portfolio under the oversight of the Investment Adviser.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Advisers.
                       -   The Fund is passively managed, which means it tries to
                       duplicate the investment composition and performance of
                           the S&P 500 Index using computer programs and
                           statistical procedures. As a result, the
                           Sub-Adviser(s) does not use traditional methods of
                           fund investment management for the Fund, such as
                           selecting securities on the basis of economic,
                           financial, and market analysis. Rather, the Sub-
                           Adviser(s) buy and sell securities in response to
                           changes in the S&P 500 Index. Because the Fund has
                           fees and transaction expenses (while the S&P 500 Index
                           has none), returns are likely to be below those of the
                           S&P 500 Index.


 30                                                               AB Funds Trust

                       - The correlation between the Fund's performance and the S&P 500 Index is expected to be greater than 98%, although it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund's portfolio because of social investment policies and restrictions. (100% would indicate perfect correlation.)
                       -   S&P does not endorse any stock in the S&P 500 Index.
                       It is not a sponsor of the Fund and is not affiliated with the Fund in any way.
                       See "Additional Investment & Risk Information" for more about the Fund's investments.

Prospectus                                                                    31

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           the Fund should be able to accept significant
                           short-term fluctuations in value.
                       -   There is a risk that large capitalization stocks may
                       not perform as well as other asset classes or the U.S.
                           stock market as a whole. In the past, large
                           capitalization stocks have gone through cycles of
                           doing better or worse than the stock market in
                           general.
                       -   There is a risk that the Fund, which is passively
                       managed, may not perform as well as funds with more
                           traditional methods of investment management, such as
                           selecting securities based on economic, financial, and
                           market analysis.
                       -   The Fund's use of derivatives, such as S&P 500 Index
                       futures, may reduce the Fund's returns and increase its
                           volatility.
                       -   The Fund must pay various expenses, while the S&P 500
                       Index's total return does not reflect any expenses.


WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 32                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.17%
          Distribution (12b-1) fee                                     None
          Other expenses(1)                                             0.26%
                                                                       -------
          Total annual operating expenses                               0.43%
          Fee waiver and expense reimbursement(2)                      (0.03)%
                                                                       -------
          Net expenses                                                  0.40%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.40% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE


This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:


-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETIREMENT CLASS                   $41             $135


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus                                                                    33

THE VALUE EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The VALUE EQUITY FUND seeks to provide long-term
Objective              capital appreciation.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal              assets and typically more) in equity securities. The Fund
Investment                 is diversified and focuses on large and medium-sized
Strategies                 U.S. companies whose stocks are considered by the
                           Fund's Sub-Advisers to be value stocks. Value stocks
                           are generally those that are trading at prices that
                           the Sub-Advisers believe are below what the stocks are
                           worth or that may be out of favor with investors.
                       -   These stocks typically have lower price/earnings
                       ratios, lower asset valuations, and/or higher dividend
                           yields relative to the U.S. market as a whole.
                       -   The Fund may invest to a lesser extent in American
                       Depository Receipts, which represent ownership of
                           underlying foreign securities that are denominated in
                           U.S. dollars.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. Each Sub-Adviser uses different investment
                           styles to identify stocks it believes are undervalued
                           or are generally out of favor with investors. See
                           "Sub-Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


 34                                                               AB Funds Trust

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An undervalued
                           stock may not increase in price as anticipated by a
                           Sub-Adviser if other investors fail to recognize the
                           company's value or the factors that the Sub-Adviser
                           believed would increase the price do not occur. An
                           investor in the Fund should be able to accept
                           significant short-term fluctuations in value.
                       -   There is a risk that value-oriented investments may
                       not perform as well as the rest of the U.S. stock market
                           as a whole. In the past, value stocks have tended to
                           lag the overall stock market during rising markets,
                           and to outperform it during periods of flat or
                           declining markets.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


WHAT ARE VALUE FUNDS?
Value funds generally emphasize stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. These stocks generally have growth prospects regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends. This is in contrast to stocks with above-average growth prospects, in which the Growth Equity Fund primarily invests. Both categories of stocks have produced similar returns in the past, although each category has periods when it outperforms the other.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                    35

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.75%
          Distribution (12b-1) fee                                     None
          Other expenses(1)                                             0.24%
                                                                       -----
          Total annual operating expenses                               0.99%
          Fee waiver and expense reimbursement(2)                      (0.09)%
                                                                       -----
          Net expenses                                                  0.90%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.90% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETIREMENT CLASS                   $92             $306


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


 36                                                               AB Funds Trust

THE GROWTH EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The GROWTH EQUITY FUND seeks to provide long-term
Objective              capital appreciation. Any income is incidental to this
                           objective.
---------------------------------------------------------------------------------
Principal              -   The Fund invests mainly (at least 80% of its net
Investment             assets and typically more) in equity securities. The Fund
Strategies                 is diversified and focuses on large- and medium-sized
                           U.S. companies whose stocks are considered by the
                           Fund's Sub-Advisers to have above-average growth
                           prospects.
                       -   The Fund focuses on companies believed to have
                       above-average potential for growth in revenue and
                           earnings. Reflecting the market's high expectations
                           for superior growth, the prices of such stocks are
                           typically above-average in relation to such measures
                           as revenue, earnings, and book value when compared to
                           the U.S. market as a whole.
                       -   The Fund may invest to a lesser extent in American
                       Depository Receipts, which represent ownership of
                           underlying foreign securities that are denominated in
                           U.S. dollars.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. Each Sub-Adviser uses both fundamental
                           research and quantitative analysis to select stocks it
                           believes have above-average growth prospects, but may
                           make investment decisions for the Fund based on an
                           analysis of differing factors, such as revenue and
                           earnings growth, or unanticipated positive earnings.
                           See "Sub-Advisers" under "Management of the Funds" for
                           a discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


Prospectus                                                                    37

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           this Fund should be able to accept significant
                           short-term fluctuations in value.
                       -   Although the Fund will not concentrate in any
                       particular industry, it may be heavily invested in a
                           particular economic sector. If the Fund focuses on one
                           or a few sectors, its performance is likely to be
                           disproportionately affected by factors influencing
                           that sector, including market, economic, political or
                           regulatory developments. The Fund's performance may
                           also suffer if a sector does not perform as well as
                           the Sub-Advisers expected. Prices of securities in the
                           same sector often change collectively regardless of
                           the merits of individual companies.
                       -   There is a risk that growth-oriented investments may
                       not perform as well as the rest of the U.S. stock market
                           as a whole. In the past, growth stocks have tended to
                           outperform the overall stock market during rising
                           markets, and to lag during periods of flat or
                           declining markets.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


WHAT ARE GROWTH FUNDS?

Growth funds invest in the stock of growth-oriented companies, seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return, if any, in the form of capital appreciation.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 38                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.77%
          Distribution (12b-1) fee                                      None
          Other expenses(1)                                             0.24%
                                                                       -----
          Total annual operating expenses                               1.01%
          Fee waiver and expense reimbursement(2)                      (0.11)%
                                                                       -----
          Net expenses                                                  0.90%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.90% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETIREMENT CLASS                   $92             $311


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus                                                                    39

THE SMALL CAP EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The SMALL CAP EQUITY FUND seeks to provide long-term
Objective              capital appreciation. Any income received is incidental to this objective.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal              assets and typically more) in common stocks of U.S.
Investment                 companies that, at the time of purchase, are in the
Strategies                 small capitalization segment of the U.S. equity
                           market, consistent with the capitalization range of
                           companies comprising the Russell 2000 Index. The
                           Fund's portfolio is diversified among a large number
                           of companies across different industries and economic
                           sectors.
                       -   The Fund is generally diversified with respect to
                       stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the
                           Fund invests retain their earnings to finance current
                           and future growth. These companies generally pay
                           little or no dividends.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers, using fundamental research
                           and quantitative analysis, select stocks that they
                           believe have favorable investment characteristics, but
                           may make investment decisions for the Fund based on an
                           analysis of differing factors, such as revenue and
                           earnings growth, relative valuation, business
                           catalysts, or quality of management. See "Sub-
                           Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.
---------------------------------------------------------------------------------


 40                                                               AB Funds Trust

Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the stock market or the
                       stocks that the Fund buys will increase in value. It is
                           possible for you to lose money by investing in the
                           Fund.
                       -   The Fund invests primarily in small companies. An
                       investment in a smaller company may be more volatile and
                           less liquid than an investment in a larger company.
                           Small companies generally are more sensitive to
                           adverse business and economic conditions than larger,
                           more established companies. Small companies may have
                           limited financial resources, management experience,
                           markets and product diversification.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer or industry, as well as
                           general market and economic conditions. An investor in
                           this Fund should be able to accept significant short-
                           term fluctuations in value.
                       -   The Fund expects to have a high portfolio turnover
                       rate. High turnover creates more transaction costs and
                           negative tax consequences that may have a negative
                           impact on your investment in the Fund.
                       -   The Fund may invest in initial public offerings which
                       entails special risks, including limited operating history of the issuing companies, unseasoned trading and
                           limited liquidity.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus                                                                    41

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                1.10%
          Distribution (12b-1) fee                                      None
          Other expenses(1)                                             0.29%
                                                                       -----
          Total annual operating expenses                               1.39%
          Fee waiver and expense reimbursement(2)                      (0.14)%
                                                                       -----
          Net expenses                                                  1.25%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.25% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETIREMENT CLASS                   $127            $426


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


 42                                                               AB Funds Trust

THE INTERNATIONAL EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment             -   The INTERNATIONAL EQUITY FUND seeks to provide
Objective              long-term capital appreciation. Any income received is
                           incidental to this objective.
---------------------------------------------------------------------------------
                       -   The Fund invests mainly (at least 80% of its net
Principal              assets and typically more) in common stocks of foreign
Investment                 companies in countries having economies and markets
Strategies                 generally considered to be developed. The Fund's
                           portfolio is diversified among a large number of
                           companies across different industries and economic
                           sectors.
                       -   The Fund may also invest to a lesser extent in common
                       stocks of foreign companies located in emerging markets.
                       -   Common stocks of foreign companies are predominantly
                       traded on foreign stock exchanges.
                       -   Although the Fund has the flexibility to invest a
                       significant portion of its assets in one country or
                           region, it generally intends to remain
                           well-diversified across countries and geographical
                           regions. An issuer is considered to be from the
                           country where it is located, where it is headquartered
                           or incorporated, where the majority of its assets are
                           located, or where it generates the majority of its
                           operating income.
                       -   The Fund may invest to a lesser extent in American
                       Depository Receipts and Global Depository Receipts and
                           other similar instruments, each of which represents
                           ownership of underlying foreign securities in
                           currencies other than that of the country of
                           incorporation.
                       -   The Fund may use currency transactions, such as
                       forward contracts, to hedge its
                           non-U.S.-dollar-denominated obligations or for
                           investment purposes.
                       -   The Fund uses a multi-manager approach, using two or
                       more Sub-Advisers that each manage a portion of its
                           portfolio under the oversight of the Investment
                           Adviser. The Sub-Advisers, in managing their
                           respective portions of the Fund's portfolio, practice
                           different investment styles that the Investment
                           Adviser believes complement one another. See
                           "Sub-Advisers" under "Management of the Funds" for a
                           discussion of the Fund's Sub-Advisers.
                       See "Additional Investment & Risk Information" for more
                       about the Fund's investments.


Prospectus                                                                    43

---------------------------------------------------------------------------------
Principal Risks        The Fund is subject to the following principal risks.
                       Other risks are described under "Additional Investment &
                       Risk Information."
                       -   There is no guarantee that the international stock
                       markets or the stocks that the Fund buys will increase in
                           value. It is possible for you to lose money by
                           investing in the Fund.
                       -   The Fund's value will go up and down in response to
                       changes in the market value of its investments. Market
                           value will change due to business developments
                           concerning a particular issuer, industry or country,
                           as well as general market and economic conditions. An
                           investor in the Fund should be able to accept
                           significant short-term fluctuations in value.
                       -   Securities of foreign issuers may be negatively
                       affected by political events, economic conditions, or
                           inefficient, illiquid or unregulated markets in
                           foreign countries. Foreign issuers may be subject to
                           inadequate regulatory or accounting standards.
                       -   Changes in currency exchange rates relative to the
                       U.S. dollar may negatively affect the values of foreign
                           investments held by the Fund. Sub-Advisers may make
                           currency investment decisions independent of their
                           underlying stock selections.
                       -   Investing in emerging markets involves even greater
                       risks than investing in more developed foreign markets
                           because, among other things, emerging markets often
                           have more political and economic instability.
                       -   The performance of the Fund will depend on how
                       successfully its Sub-Advisers pursue its investment
                           strategies.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 44                                                               AB Funds Trust

FEES AND EXPENSES
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retirement Class.



       SHAREHOLDER FEES                                                None
          (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
          (Expenses that are deducted from fund assets)
          Management fee                                                0.96%
          Distribution (12b-1) fee                                     None
          Other expenses(1)                                             0.32%
                                                                       -----
          Total annual operating expenses                               1.28%
          Fee waiver and expense reimbursement(2)                      (0.13)%
                                                                       -----
          Net expenses                                                  1.15%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.15% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                                                              1 YEAR         3 YEARS*
                            RETIREMENT CLASS                   $117            $393


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.
------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus                                                                    45

ADDITIONAL INVESTMENT & RISK INFORMATION


The following is a list of other investment strategies employed by the Funds and certain risks that may apply to your investments in the Funds. These are in addition to the investment strategies and risks listed in each Fund's Risk & Return Summary. Further information about investment strategies and risks is available in the Funds' Statement of Additional Information.


TEMPORARY DEFENSIVE POSITIONS: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations, and other money market instruments. During these periods, one or more Funds may not meet its investment objective.

SECURITIES LENDING: The Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

MORTGAGE-BACKED AND ASSET-BACKED OBLIGATIONS: The Bond Funds may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Bond Funds' use of these securities has risks in addition to the risks of conventional debt securities. These obligations may be unsecured, or an issuer may have limited ability to enforce its interest in the underlying assets, which means there may be no collateral for the Fund to seize if the borrower defaults. Because principal is paid back over the life of the security rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium the Fund may have paid.


DERIVATIVES: The Select Funds may use long or short positions in derivatives such as, but not limited to, equity futures contracts and U.S. Treasury futures contracts, as well as options in order to maintain market exposure, to reduce market exposure, to maintain liquidity, or to commit cash pending investment. No more than 5% of any Select Fund's assets may be invested in margin required for these or any other derivative instrument.



The International Equity Fund and Bond Funds may also use currency transactions, such as forward contracts, futures and options on currencies. They may use these currency transactions to hedge their non-U.S.-dollar-denominated obligations and may also use them for investment purposes.



Each Blended Fund may invest up to 10% of its assets directly in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. No more than 5% of any Blended Fund's assets may be invested in margin required for these or any other derivative instrument.


The Funds' use of derivatives may reduce their return and increase volatility. Derivatives also may involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

WHAT ARE DERIVATIVES?
Derivatives are investments whose values are based on (or "derived" from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold, and have market values that are regularly calculated and published.

 46                                                               AB Funds Trust

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER
WHAT IS A MANAGER OF MANAGERS?

The Investment Adviser does not make the day-to-day investment decisions for the Select Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Investment Adviser continuously monitors the performance of these Sub-Advisers and allocates the Select Funds' assets among them.



SBC Financial Services, Inc., an affiliate of the Annuity Board, serves as the Investment Adviser to the Funds, under its advisory agreement with the AB Funds Trust (the "Trust") and subject to the supervision of the Trust's Board of Trustees. The Investment Adviser allocates each Blended Fund's investments among all or some of the Select Funds. In addition, as a manager of managers, it continually monitors the performance and operations of the Sub-Advisers and allocates the assets of each Select Fund among them. It oversees each Sub-Adviser's adherence to its stated investment style and compliance with the relevant Fund's investment objective, policies and limitations. It recommends to the Board of Trustees the hiring or changing of Sub-Advisers. Changes are made in a Select Fund's Sub-Advisers only when approved by the Board of Trustees. The Trust has applied to the U.S. Securities and Exchange Commission ("SEC") for an exemptive order. If the SEC grants the exemptive order, shareholder approval will not be required for such change, provided that shareholders of the applicable Select Fund will be notified of such change within 90 days.



The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. Each Fund pays monthly aggregate management fees to the Investment Adviser and the Sub-Advisers at the following annual percentage rate of its average daily net assets:


                      FUND                                                  MANAGEMENT FEE
                      Flexible Income Fund                                     0.10%*
                      Growth & Income Fund                                     0.10%*
                      Capital Opportunities Fund                               0.10%*
                      Global Equity Fund                                       0.10%*
                      Money Market Fund                                         0.22%
                      Low-Duration Bond Fund                                    0.42%
                      Medium-Duration Bond Fund                                 0.43%
                      Extended-Duration Bond Fund                               0.55%
                      Equity Index Fund                                         0.17%
                      Value Equity Fund                                         0.75%
                      Growth Equity Fund                                        0.77%
                      Small Cap Equity Fund                                     1.10%
                      International Equity Fund                                 0.96%

------------------

* In addition, the Blended Funds indirectly bear their proportionate share of the management fee and other expenses of the underlying Select Funds.


The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

Prospectus                                                                    47

SUB-ADVISERS
WHAT IS A SUB-ADVISER?
Each Sub-Adviser makes the day-to-day investment decisions for the Select Fund's assets that it manages, subject to the supervision of the Investment Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of each Select Fund's Sub-Advisers and their staff who are primarily responsible for the day-to-day management of the Select Fund's assets.

MONEY MARKET FUND:


BlackRock Institutional Management Corporation ("BIMC"), Wilmington,
Delaware: BIMC is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $238 billion in assets under management as of March 31, 2002. A team of portfolio managers, led by Thomas H. Nevin, manages the Money Market Fund. With BIMC (and its predecessor organizations) since 1979, Mr. Nevin, Managing Director, has over 27 years of experience in the securities industry. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.


LOW-DURATION BOND FUND:


BlackRock Advisors, Inc. ("BAI"), Wilmington, Delaware: BAI is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $238 billion in assets under management as of March 31, 2002. A team of portfolio managers, led by Scott Amero, manages BAI's portion of the Low-Duration Bond Fund. With BlackRock since 1990, Mr. Amero, Managing Director, specializes in the short and intermediate duration sectors, including asset-backed securities, adjustable rate mortgage securities and other short duration mortgage products. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.



Pacific Investment Management Company LLC ("PIMCO"), Newport Beach,
California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $253.8 billion. John L. Hague serves as portfolio manager for PIMCO's portion of the Low-Duration Bond Fund. He is a Managing Director, member of the executive committee and a senior member of PIMCO's portfolio management and investment strategy groups. Mr. Hague has amassed 20 years of investment experience through his 13 years with PIMCO, his previous position with Salomon Brothers Inc., where he specialized in international fixed income products and mortgage securities, and from his credit research with J.P. Morgan.



Payden & Rygel, Los Angeles, California: Payden & Rygel, an independently owned firm, was founded in 1983 and has continuously grown to its current size of $37 billion under management. Payden & Rygel is one of the largest independent global investment firms in the United States. It manages its portion of the Low-Duration Bond Fund utilizing a team approach. Oversight is provided by the Investment Policy Committee, which is comprised of 7 senior managing principals, who average 18 years of industry experience and 10 years tenure with the company.


 48                                                               AB Funds Trust

MEDIUM-DURATION BOND FUND:


Goldman Sachs Asset Management ("Goldman Sachs") New York, New York: Goldman Sachs, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co., has been providing discretionary investment advisory services since 1989 to institutional investors. Together with other units of IMD of Goldman, Sachs & Co., Goldman Sachs has assets under management of approximately $329.6 billion as of December 31, 2001. The portfolio management team managing its portion of the Medium-Duration Bond Fund is lead by Jonathan A. Beinner, Managing Director and Head of Taxable Fixed Income. Mr. Beinner joined Goldman Sachs in 1990. He became a portfolio manager in 1992.



Pacific Investment Management Company LLC, Newport Beach, California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $253.8 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Medium-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.



Western Asset Management Company, Pasadena, California: Since 1971, Western has been managing fixed-income assets. It currently manages $94.2 billion in assets that span the yield curve and globe. Western utilizes a team based approach to portfolio management, bringing the expertise of all of its sector specialists, as guidelines allow, to all portfolios. Western's Investment Strategy Group sets policy for its portion of the Medium-Duration Bond Fund, with that policy implemented by the portfolio team.


EXTENDED-DURATION BOND FUND:


Loomis, Sayles & Company, L.P., Boston, Massachusetts: Established in 1926, Loomis, Sayles & Company, L.P. manages approximately $63.9 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients. Daniel J. Fuss serves as portfolio manager to its portion of the Extended-Duration Bond Fund. With 42 years in the investment industry, Daniel J. Fuss has been with Loomis, Sayles & Company, L.P. since 1976. He holds the position of Vice Chairman and Director of Loomis, Sayles & Company, L.P.



STW Fixed Income Management Ltd., Santa Barbara, California: STW has been a specialty bond manager since 1977. Investment grade fixed income management is its only business and assets under management are approximately $8 billion. Investment decisions for STW's portion of the Extended-Duration Bond Fund are made by its fixed income investment team.


EQUITY INDEX FUND:


Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $337.7 billion. It uses a "quantitative management" team approach to manage the Equity Index Fund. All decisions are made in a systematic manner and are not dependent on a specific individual.


VALUE EQUITY FUND:


Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS"), Dallas, Texas: BHMS was founded in 1979 to manage large capitalization equities for a limited number of institutional clients. Assets under management total $30 billion as of March 31, 2002 in large, mid and small cap value equities, as well as fixed income securities. Its strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. With 25 years of investment experience, Ray Nixon, Jr., Principal, is the portfolio manager of its portion of the Value Equity Fund. He joined BHMS in 1994 from Salomon Smith Barney, Inc., where he was a member of the Investment


Prospectus                                                                    49

Policy Committee and served as their Lead Institutional Stockbroker for the Southwest. During his 23-year investment career, he also served as a Research Analyst.


Equinox Capital Management, LLC, New York, New York: Founded in 1989, Equinox Capital Management now manages $7.2 billion in assets. Wendy D. Lee, Chief Executive Officer, serves as portfolio manager for its portion of the Value Equity Fund. Ms. Lee joined Equinox Capital Management in 1992 as Director of Research. Ms. Lee has over 20 years of investment management experience and has had significant experience within the value-investing arena. She is a CFA Charterholder.



Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $337.7 billion. It uses a team approach to manage its portion of the Value Equity Fund.



Numeric Investors L.P., Cambridge, Massachusetts: Founded in 1989, Numeric is an investment manager of U.S., Japanese and European equity portfolios using quantitative stock selection and risk control techniques. It has approximately $4.4 billion in assets under management. Arup Datta, CFA, is the portfolio manager for its portion of the Value Equity Fund. Mr. Datta joined Numeric in 1993.


GROWTH EQUITY FUND:


Dresdner RCM Global Investors LLC, San Francisco, California: The firm was founded as a large cap growth equity manager in 1970. As of March 31, 2002, it has approximately $35.3 billion under management and advice. William L. Price, Chairman and Chief Investment Officer, is the portfolio manager for its portion of the Growth Equity Fund. He joined in 1977 as a member of the Equity Portfolio Management Team. He has 30 years experience in the industry.



Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $337.7 billion. It uses a team approach to manage its portion of the Growth Equity Fund.



Provident Investment Counsel, Inc. ("PIC"), Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $8 billion in assets. Mr. Larry D. Tashjian. CFA. CIC, is the Portfolio Manager of its portion of the Growth Equity Fund. Mr Tashjian has been in the investment industry since 1978, and has been with PIC since 1981, where he is currently serving in the role of Executive Managing Director.



TCW Investment Management Company, Los Angeles, California: Established in 1971, TCW's primary business is the provision of investment management services. It specializes in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations as well as foreign investors. It also provides investment management services to individuals and manages a full line of no-load mutual funds. As of March 31, 2002, it had approximately $85 billion in assets under management. Its portion of the Growth Equity Fund is managed on a team basis and led by the Senior Portfolio Manager -- Glen E. Bickerstaff. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services.


SMALL CAP EQUITY FUND:


Aronson + Partners, Philadelphia, Pennsylvania: Aronson + Partners is a value-oriented, quantitative domestic equity manager, founded in 1984. It currently manages $6.5 billion for over 40 clients. Its portion of the Small Cap Equity Fund is managed by a team.


 50                                                               AB Funds Trust

High Rock Capital LLC, Boston, Massachusetts: High Rock manages approximately $2.3 billion in small cap value accounts and commingled vehicles. David Diamond serves as the portfolio manager for its portion of the Small Cap Equity Fund. Prior to founding High Rock in 1997, Mr. Diamond was with The Boston Company Asset Management, Inc., where he was the senior member of the firm's equity policy committee.



Provident Investment Counsel, Inc., Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $8 billion in assets. Mr. Lauro Guerra, CFA, CIC, is the lead Portfolio Manager of its portion of the Small Cap Equity Fund. Mr. Guerra has been in the investment industry since 1983, and has been with PIC since 1983 where he is currently serving in the role of Managing Director.



Westpeak Global Advisors L.P., Boulder, Colorado: Westpeak, founded in 1991, manages a range of U.S. and non-U.S. equity strategies for many corporate and public pension plans. In addition, it is sub-adviser for several mutual funds. It manages approximately $7 billion in assets. Westpeak employs a highly disciplined proprietary investment process and a team approach to manage its portion of the Small Cap Equity Fund.


INTERNATIONAL EQUITY FUND:


Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC has been providing investment management services since 1968 and has approximately $125.7 billion in assets under management as of December 31, 2001. CGTC's approach to investing is fundamental and research-driven. CGTC uses a multiple portfolio management system under which several portfolio managers each have investment discretion over its portion of the International Equity Fund.



Delaware International Advisers Ltd., London, England: Delaware International Advisers provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. The firm has 11 years experience and, as of March 31, 2002, manages $14 billion in assets. Clive A. Gillmore, Nigel G. May and Elizabeth A. Desmond, CFA, share responsibility as Senior Portfolio Managers overseeing its portion of the International Equity Fund. Clive Gillmore joined the firm in 1990 after eight years of investment experience. Nigel May, prior to joining the firm in 1991, had been with Hill Samuel Investment Management for five years. Elizabeth Desmond, prior to joining the firm in 1991, was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management.



Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis was formed in 1990 and is affiliated through common management with the Genesis Group which specializes in the investment management of institutional funds in Emerging Markets. As of March 31, 2002, the Genesis Group had assets of some $4 billion under management. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists within the Genesis Group.



Montgomery Asset Management LLC, San Francisco, California: Montgomery was founded in 1990 and currently has approximately $7.5 billion in assets under management. Josephine Jimenez, CFA, Senior Portfolio Manager, specializing in emerging markets, is responsible for its portion of the International Equity Fund. She has more than twenty years of investment experience. Prior to joining Montgomery in 1991, Ms. Jimenez worked as Portfolio Manager at Emerging Markets Investors Corporation, from 1989 through 1991.



Oechsle International Advisors, LLC, Boston, Massachusetts: Oechsle International Advisors, LLC was formed and registered as an investment adviser with the SEC in October 1998. As of March 31, 2002, the firm manages approximately $14.5 billion in assets. Oechsle uses a team approach to manage its portion of the International Equity Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework of country allocations and contributes individual stock ideas. The portfolio manager primarily responsible for overseeing Oechsle's management of its portion of the International Equity Fund is Kathleen Harris.


Prospectus                                                                    51

Philadelphia International Advisors, LP., Philadelphia,
Pennsylvania: Philadelphia International Advisors LP. (PIA) is a limited partnership with The Glenmede Trust Company as a limited partner. PIA is the investment manager to the international equity portfolios of The Glenmede Fund, Inc. As of March 31, 2001, PIA has approximately $3 billion in assets under management entirely in the international equity product. PIA manages its portion of the International Equity Fund using a team approach, which is headed up by Andy Williams.



Walter Scott & Partners Limited, Edinburgh, Scotland: Established in 1983, Walter Scott & Partners specializes in global equity investment management. It has assets under management of some $3 billion. Dr. Walter Grant Scott and Dr. Kenneth J. Lyall share responsibility as the Senior Investment Directors overseeing its portion of the International Equity Fund. Walter Scott has 29 years' experience in equity investment and Kenneth Lyall has 18 years' experience.



ALL FUNDS:



Northern Trust Investments, Inc.: In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Trust Investments, Inc. ("Northern Investments") whereby Northern Investments is responsible for monitoring and investing cash balances of each Fund. Under the agreement, Northern Investments may from time to time invest in long and/or short positions in Treasury securities and derivative instruments such as futures contracts within the Blended Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Regarding the domestic equity Select Funds, Northern Investments may also from time to time invest in long and/or short positions in derivative instruments such as futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Furthermore, it may use short positions in derivative instruments such as futures contracts within the International Equity Fund and the Bond Funds for the purpose of reducing market exposure in anticipation of liquidity needs. The agreement also allows Northern Investments to short Treasury securities within the Bond Funds to reduce market exposure. Northern Investments has been managing assets since it was founded in 1889. Along with its subsidiaries, it has assets under management of approximately $337.7 billion. It uses a team approach to manage its portions of these Funds.


 52                                                               AB Funds Trust

SERVICE PROVIDERS

The following chart provides information on the Funds' primary service providers.

                                  [FLOWCHART]

Prospectus                                                                    53

SHAREHOLDER INFORMATION

ELIGIBLE INVESTORS

Shares of the Funds are not offered to the general public. The Funds reserve the right to refuse to accept investments at any time. The Annuity Board may invest for its own account, including reserves and endowment, in any class of the Funds.


Retirement Class shares of the Funds are sold only to retirement, savings and welfare benefit plans (such as 403(b), 401(k) and other plans) offered through the Annuity Board ("Annuity Board Plans"). If you participate in an Annuity Board Plan offered by your employer, contact your employer, your plan administrator, or the Annuity Board at (800) 262-0511 to purchase Retirement Class shares of the Funds. The policies and procedures of your Annuity Board Plan, including minimum investments, may be different than those described below. Your Annuity Board Plan procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law. If you are eligible to participate in an Annuity Board Plan, you may be eligible to invest directly in the Retail Class shares of the Funds, which are offered in a separate prospectus and is available by calling the Funds at (800) 262-0511.


 54                                                               AB Funds Trust

HOW SHARE PRICE IS CALCULATED



PFPC determines the NAV per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day that the Exchange is open (except the Friday after Thanksgiving, when the Funds are closed). The NAV for a class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund's investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund's liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of each Fund will vary by class.


WHAT IS THE NET ASSET VALUE OR "NAV"?

                                                    Assets - Liabilities
                                             NAV =  --------------------
                                                    Outstanding Shares

Each Fund, except the Money Market Fund, values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In rare cases, events that occur after certain markets have closed may render prices unreliable. When a Fund believes a market price does not reflect a security's true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

PFPC prices at amortized cost all instruments held by the Money Market Fund and those fixed-income securities held by the other Funds that have maturities of 60 days or less. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.


To the extent the International Equity Fund or the Bond Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of their shares and the shares of the Blended Funds investing in them may change on days when you will not be able to purchase or redeem your shares.


PURCHASE OF SHARES


Fund shares are sold at NAV without a sales load. Orders for the purchase of shares will be executed at the NAV per share next determined after an order has been received in good order. Purchases will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If a contribution order fails to designate a Fund, we will invest it in the Growth and Income Fund.



The Funds reserve the right to suspend the offering of shares or to limit or reject any contribution or exchange order at any time, without notice. This includes orders from any investor who engages in excessive contributions, exchanges or redemptions in their accounts. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds' management, they are deemed to be in the best interest of the Funds.


Prospectus                                                                    55

REDEMPTION OF SHARES


If you want to redeem shares of the Funds that you hold through your Annuity Board Plan, contact your employer, plan administrator or the Annuity Board at
(800) 262-0511. The Funds redeem shares on any business day that the New York Stock Exchange is open (except the Friday after Thanksgiving when the Funds are closed). Shares will be redeemed at the NAV next determined after a redemption request is received in good order.



The Funds ordinarily send redemption proceeds on the next business day, but may take up to seven days to make payment. The Funds may stop selling their shares and postpone redemption payments at times when the New York Stock Exchange is closed or has restricted trading or the SEC has determined an emergency condition exists.



REQUEST IN GOOD ORDER



If you are investing through an Annuity Board Plan, your employer, plan administrator or the Annuity Board have their own procedures for transmitting transaction orders and payments to the Funds' transfer agent on a timely basis and in good order. These procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.


 56                                                               AB Funds Trust

RIGHT TO REDEEM IN KIND



The Funds reserve the right to pay part or all of redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.


EXCHANGING SHARES
WHAT IS AN EXCHANGE?

An exchange between Funds is really two transactions -- a sale of shares of one Fund and the purchase of shares of another. In general, the same policies that apply to contributions and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.



Provided exchanges are permitted under your Annuity Board Plan, you may exchange shares of one Fund for shares in one or more of the other Funds. Contact your employer, plan administrator or the Annuity Board at (800) 262-8511 for more information. The Funds reserve the right to revise or cancel the exchange privilege, limit the amount of the exchange, or number of exchanges or reject an exchange at any time, without notice.


TELEPHONE AND ONLINE TRANSACTION


The Funds reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information such as the: 1) name and address exactly as registered with us; or 2) the primary social security or tax identification number. We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. The Funds reserve the right to terminate or limit the telephone or online redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone or through our Web site, during periods of unusual market activity, contact us by regular or express mail.


Prospectus                                                                    57

DISTRIBUTIONS

WHAT IS NET INVESTMENT INCOME?

Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.



Each of the Low-Duration Bond Fund, Medium-Duration Bond Fund, and Extended-Duration Bond Fund declares and pays dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. Each of the Equity Index Fund, Value Equity Fund, and Growth Equity Fund declares and pays dividends from net investment income semi-annually. Each of the Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Small Cap Equity Fund, and the International Equity Fund declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. It is expected that the distributions of the Money Market Fund and Low-Duration Bond Fund will consist primarily of ordinary income.



Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will be reinvested in additional Fund shares to avoid significant negative tax consequences.


TAXES


When investing through a tax-deferred account, such as a retirement plan account, special tax rules apply. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation. As long as a Fund meets the requirements for being treated as a "regulated investment company," which each Fund intends to continue to do, it pays no Federal income tax on the earnings and gains it distributes to its shareholders.


 58                                                               AB Funds Trust

DISTRIBUTION ARRANGEMENTS


Shares of the Funds are sold without a sales load on a continuous basis by PFPC Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, PA 19406 (the "Distributor"). The Trust's Board of Trustees has adopted a Shareholder Service Plan for the Retirement Class of each Select Fund (the "Service Plan"). Under the Service Plan, the Retirement Class of each Select Fund is authorized to pay service fees of 0.19% of average daily net assets to parties that provide services for, and maintain, shareholder accounts. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SHARE CLASSES


The Funds offer Retail Class shares directly to persons who are eligible to participate in retirement or welfare benefit plans provided or made available by the Annuity Board and other persons employed by a Southern Baptist organization. The Select Funds also offer Institutional Class shares to certain Southern Baptist foundations and to defined benefit plans, cash balance plans and welfare benefit plans of organizations within the bounds of the Southern Baptist Convention, with respect to which neither the Annuity Board nor its affiliates provides participant recordkeeping or other participant services.


Prospectus                                                                    59

                      [This Page Intentionally Left Blank]

 60                                                               AB Funds Trust

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Retirement Class of each Fund for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



                                                   FLEXIBLE       GROWTH &           CAPITAL            GLOBAL
                                                  INCOME FUND    INCOME FUND    OPPORTUNITIES FUND    EQUITY FUND
                                                  -----------    -----------    ------------------    -----------
                                                  8/27/01* TO    8/27/01* TO       8/27/01* TO        8/27/01* TO
                                                   12/31/01       12/31/01           12/31/01          12/31/01
                                                  -----------    -----------    ------------------    -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD             $  13.29      $    13.74          $  13.71          $  13.57
                                                   --------      ----------          --------          --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                            0.22            0.19              0.11              0.03
  Capital gain distributions received                  0.01            0.01                --+               --
  Realized and unrealized gain on investment
    securities and futures transactions -- net        (0.12)          (0.27)            (0.34)            (0.43)
                                                   --------      ----------          --------          --------
    Total from investment operations                   0.11           (0.07)            (0.23)            (0.40)
                                                   --------      ----------          --------          --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                (0.22)          (0.19)            (0.11)            (0.03)
  Distributions from capital gains                    (0.03)          (0.04)               --+               --+
                                                   --------      ----------          --------          --------
    Total dividends and distributions                 (0.25)          (0.23)            (0.11)            (0.03)
                                                   --------      ----------          --------          --------
NET ASSET VALUE -- END OF THE PERIOD               $  13.15      $    13.44          $  13.37          $  13.14
                                                   ========      ==========          ========          ========
TOTAL RETURN (2)                                       0.79%          (0.47)%           (1.68)%           (2.96)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)@                              0.13%           0.13%             0.13%             0.13%
  Expenses -- before waivers and
    reimbursements (3)(4)                              0.18%           0.17%             0.17%             0.17%
  Investment income -- net (1)(3)                      4.67%           4.05%             2.38%             0.64%
  Portfolio turnover rate (2)                          4.02%           4.27%             3.42%             2.70%
Net Assets -- end of the period (000's)            $286,628      $1,156,044          $883,648          $810,507
                                                   ========      ==========          ========          ========


---------------

 * Commencement of operations.


(1)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.


(2)Non-annualized.


(3)Annualized.


(4)Does not include expenses of the investment companies in which the Fund invests.


++ Amount represents less than $0.01 per share.


 @ Interest on uninvested cash balances is used to offset portions of the custody expense. These arrangements had no effect on the expense ratios for the current period.


Prospectus                                                                    61

                                          EQUITY INDEX    VALUE EQUITY      GROWTH        SMALL CAP     INTERNATIONAL
                                              FUND            FUND        EQUITY FUND    EQUITY FUND     EQUITY FUND
                                          ------------    ------------    -----------    -----------    -------------
                                          8/27/01* TO     8/27/01* TO     8/27/01* TO    8/27/01* TO     8/27/01* TO
                                            12/31/01        12/31/01       12/31/01       12/31/01        12/31/01
                                          ------------    ------------    -----------    -----------    -------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD      $  16.15       $    15.21     $    15.93      $  13.07         $  11.66
                                            --------       ----------     ----------      --------         --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.05             0.06          (0.01)        (0.01)            0.01
  Realized and unrealized gain (loss)
    on investments -- net                      (0.46)           (0.64)         (0.29)         0.12            (0.55)
                                            --------       ----------     ----------      --------         --------
    Total from investment operations           (0.41)           (0.58)         (0.30)         0.11            (0.54)
                                            --------       ----------     ----------      --------         --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income         (0.05)           (0.06)            --            --            (0.03)
  Distributions from capital gains             (0.05)              --             --            --               --
  Return of capital                               --               --             --            --               --
                                            --------       ----------     ----------      --------         --------
    Total dividends and distributions          (0.10)           (0.06)            --            --            (0.03)
                                            --------       ----------     ----------      --------         --------
NET ASSET VALUE -- END OF THE PERIOD        $  15.64       $    14.57     $    15.63      $  13.18         $  11.09
                                            ========       ==========     ==========      ========         ========
Total Return (1)                               (2.55)%          (3.79)%        (1.88)%        0.84%           (4.61)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)@                          0.40%            0.90%          0.90%         1.25%            1.15%
  Expenses -- before waivers and
    reimbursements (2)                          0.53%            1.00%          1.05%         1.52%            1.37
  Investment income -- net (2)                  0.98%            1.29%         (0.11)%       (0.13)%           0.28%
  Portfolio turnover rate (1)                   2.81%           21.09%          8.71%        91.89%           20.05%
Net Assets -- End of the period
  (000's)                                   $401,471       $1,159,209     $1,354,301      $321,743         $795,363
                                            ========       ==========     ==========      ========         ========


---------------

 *  Commencement of operations.
(1) Non-annualized.
(2) Annualized.

 @ Interest on uninvested cash balances is used to offset portions of the custody expense. These arrangements had no effect on the expense ratios for the current period.


 62                                                               AB Funds Trust

                                                   MONEY          LOW-          MEDIUM-       EXTENDED-
                                                  MARKET        DURATION       DURATION       DURATION
                                                   FUND         BOND FUND      BOND FUND      BOND FUND
                                                -----------    -----------    -----------    -----------
                                                8/27/01* TO    8/27/01* TO    8/27/01* TO    8/27/01* TO
                                                 12/31/01       12/31/01       12/31/01       12/31/01
                                                -----------    -----------    -----------    -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD           $   1.00       $  13.10       $  13.60       $  14.38
                                                 --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.01           0.21           0.22           0.32
  Realized and unrealized gain (loss) on
     investments -- net                                --           0.05          (0.02)          0.03
                                                 --------       --------       --------       --------
     Total from investment operations                0.01           0.26           0.20           0.35
                                                 --------       --------       --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income              (0.01)         (0.22)         (0.23)         (0.32)
  Distributions from capital gains                     --          (0.08)         (0.20)         (0.04)
  Return of capital                                    --             --             --++           --
                                                 --------       --------       --------       --------
     Total dividends and distributions              (0.01)         (0.30)         (0.43)         (0.36)
                                                 --------       --------       --------       --------
NET ASSET VALUE -- END OF THE PERIOD             $   1.00       $  13.06       $  13.37       $  14.37
                                                 ========       ========       ========       ========
Total Return (1)                                     0.94%          1.96%          1.49%          2.48%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)@                               0.44%          0.61%          0.64%          0.74%
  Expenses -- before waivers and
     reimbursements (2)                              0.49%          0.72%          0.75%          0.83%
  Investment income -- net (2)                       2.72%          4.47%          4.61%          6.32%
  Portfolio turnover rate (1)                         N/A          79.53%        247.20%         21.95%
Net Assets -- end of the period (000's)          $996,380       $812,387       $827,774       $404,278
                                                 ========       ========       ========       ========



---------------


 * Commencement of operations.


(1)Non-annualized.


(2)Annualized.


++ Amount represents less than $0.01 per share.


 @ Interest on uninvested cash balances is used to offset portions of the custody expense. These arrangements resulted in a reduction to the expense ratios of the Medium-Duration Bond and Extended-Duration Bond Funds of .02% and .01%, respectively, for the period ended December 31, 2001. The operating expense ratios of the Funds after reflecting these arrangements for the period ending December 31, 2001 were as follows:



FUND
----
Medium-Duration Bond                                            0.62%
Extended-Duration Bond                                          0.73%


Prospectus                                                                    63

FOR MORE INFORMATION

YOU CAN LEARN MORE ABOUT THE FUNDS, BY REQUESTING THE FOLLOWING FREE DOCUMENTS:


STATEMENT OF ADDITIONAL INFORMATION ("SAI"): Provides additional information about the Funds' policies, investment restrictions, risks, and business structure. The SAI is legally considered a part of this prospectus.


ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: Contain performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor's report and a discussion by management of the market conditions and investment strategies that affected the Funds' performance.


If you have questions or need information about your Annuity Board Plan account, contact your employer, your plan administrator or the Annuity Board at (800) 262-0511 (7 a.m. to 6 p.m. Central time) Monday through Friday.



To request these free documents, contact us in writing at:


AB Funds Trust

P.O. Box 2190


Dallas, TX 75221-2190



You may also get free copies by:


- Accessing them on the EDGAR Database on the SEC's Internet site -- http://www.sec.gov.


- Reviewing and copying them at the SEC's Public Reference Room in Washington D.C. (phone: 1-202-942-8090).


- Requesting copies from the Public Reference Section of the SEC, Washington, D.C. 20549 (you will be charged a copying fee) or by electronic request at the following e-mail address: publicinfo@sec.gov.

Visit our Web site at www.absbc.org to access prospectuses.

The investment company registration number is 811-10263

[AB FUNDS LOGO]

2401 Cedar Springs Rd., Dallas, TX 75201-1498
P.O. Box 2190, Dallas, TX 75221-2190
1.800.262.0511 - www.absbc.org

Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72


4552   5/02   2M                                                Rev. 5/02   2232

[AB FUNDS LOGO]

Prospectus

APRIL 30, 2002

INSTITUTIONAL CLASS

 --    MONEY MARKET FUND
 --    LOW-DURATION BOND FUND
 --    MEDIUM-DURATION BOND FUND
 --    EXTENDED-DURATION BOND FUND
 --    EQUITY INDEX FUND
 --    VALUE EQUITY FUND
 --    GROWTH EQUITY FUND
 --    SMALL CAP EQUITY FUND
 --    INTERNATIONAL EQUITY FUND

This prospectus contains important information about the Funds, including information on investment policies, risks, and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.


These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the "SEC"), nor has the SEC determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

 2                                                                AB Funds Trust

TABLE OF CONTENTS


A look at the goals,            RISK & RETURN SUMMARIES
strategies, main risks and      Introduction................................................          4
expenses of each Fund.          Money Market Fund...........................................          5
                                                                                                      8
                                Low-Duration Bond Fund......................................
                                                                                                     11
                                Medium-Duration Bond Fund...................................
                                                                                                     14
                                Extended-Duration Bond Fund.................................
                                                                                                     17
                                Equity Index Fund...........................................
                                                                                                     20
                                Value Equity Fund...........................................
                                                                                                     23
                                Growth Equity Fund..........................................
                                                                                                     26
                                Small Cap Equity Fund.......................................
                                                                                                     29
                                International Equity Fund...................................
                                                                                                     32
                                ADDITIONAL INVESTMENT & RISK INFORMATION......... ..........
Details about the               MANAGEMENT OF THE FUNDS
Funds' management               Investment Adviser..........................................         33
and service providers.          Sub-Advisers................................................         34
                                                                                                     39
                                Service Providers...........................................
                                SHAREHOLDER INFORMATION
                                                                                                     40
                                Eligible Investors..........................................
                                                                                                     40
                                No-Load Class...............................................
                                                                                                     40
                                Minimum Investment & Account Size...........................
Policies and instructions       TRANSACTIONS WITH THE FUNDS................ ................         41
for opening, maintaining        MORE SHAREHOLDER INFORMATION............... ................         43
and closing an account.         FOR MORE INFORMATION........................................ Back cover


DO YOU HAVE QUESTIONS ABOUT TERMS WE USE IN THIS PROSPECTUS?
For information about key terms and concepts, look for our explanations shown in boxes.

Prospectus - Institutional Class                                               3

RISK & RETURN SUMMARIES

INTRODUCTION

WHAT IS A MUTUAL FUND?
A mutual fund pools shareholders' money and, using professional management, invests in securities like stocks and bonds.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. There is a separate Risk & Return Summary for each Fund and other detailed information in the following pages. Please read each Fund description carefully before you invest. The more you know about your investment choices, the more informed your investment decisions will be. But first, a word about the risks and returns that apply to all the Funds.

WHO IS THE INVESTMENT ADVISER?

SBC Financial Services, Inc. ("SBC Financial" or the "Investment Adviser") serves as the Investment Adviser to the Funds. SBC Financial is an affiliate of the Annuity Board of the Southern Baptist Convention (the "Annuity Board"). Rather than making the day-to-day investment decisions for the Funds, it retains the services of other investment management firms to do so.



Each Fund uses various investment management firms ("Sub-Advisers") to manage its assets. The Investment Adviser reviews the Sub-Advisers' performance, allocates the assets of each Fund among them and makes recommendations to the Funds' Board of Trustees regarding changes to the Sub-Advisers selected.


The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

 4                                                                AB Funds Trust

THE MONEY MARKET FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             -   The MONEY MARKET FUND seeks to maximize current income
                          to the extent consistent with the preservation of
                          capital and liquidity and the maintenance of a stable
                          per share price of $1.00.
--------------------------------------------------------------------------------

Principal
Investment Strategies -   The Fund invests in a broad range of high quality,
                          short-term money market instruments denominated exclusively in U.S. dollars.

                      -   The Fund invests primarily in:

                        -   Short-term obligations issued or guaranteed by:


                            -   The U.S. government, banks, and corporations;


                            -   Foreign governments, banks and corporations; and

                        -   Mortgage-backed and asset-backed securities.

                      - The Fund may enter into repurchase agreements relating to the above instruments.

                      - The Fund expects, but does not guarantee, a constant net asset value of $1.00 per share by valuing its portfolio securities at amortized cost.


                      - The Fund invests primarily in high quality commercial paper and other obligations generally must be rated as follows: (i) if rated by more than one nationally recognized statistical rating organization ("NRSRO"), the obligation is rated in the highest rating category of any two NRSROs, (ii) if only one NRSRO has rated the obligation, it is rated in that NRSRO's highest rating category, and (iii) if an obligation is not rated by a NRSRO, the Fund's Sub-Adviser must determine it is of equivalent quality to an obligation rated in the highest rating category of an NRSRO.



                      - The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.



                      - The Fund's investments in securities are limited to obligations that mature in 397 days or less from the date of purchase.


                      - The Fund may invest only in securities that comply with the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates mutual funds.


                      - The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Investment Adviser. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.


Prospectus - Institutional Class                                               5

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - Although the Fund seeks to preserve its value at $1.00 per share, it is possible for you to lose money by investing in the Fund. The Fund is not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency.

                      - The Fund's return will drop if short-term interest rates drop.

                      - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.


                      - The Fund's ability to concentrate its investments in domestic banks may increase risks. Banks, and other financial institutions, may be affected by negative economic conditions, since they rely on the availability and cost of funds, as well as the ability of borrowers to repay their loans.


                      - Obligations of foreign banks and other foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers, including foreign banks, may be subject to inadequate regulatory or accounting standards.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 6                                                                AB Funds Trust

FEES AND EXPENSES

     WHAT ARE FUND EXPENSES?
     Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.


       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                          0.22%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                       0.11%
                                                                   -----
           Total annual operating expenses                         0.33%
           Fee waiver and expense reimbursement(2)                 (0.08)%
                                                                   -----
           Net expenses                                            0.25%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.25%. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR           3 YEARS*
                                $26               $98


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus - Institutional Class                                               7

THE LOW-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             -   The LOW-DURATION BOND FUND seeks current income
                          consistent with preservation of capital.
--------------------------------------------------------------------------------


Principal
Investment Strategies -   The Fund invests mainly (at least 80% of its net
                          assets and typically more) in investment grade fixed income securities. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.


                      -   The Fund invests primarily in:

                          -   Obligations issued or guaranteed by:


                               -   The U.S. government, banks, and corporations;


                               -   Foreign governments, banks and corporations;
                                   and

                          -   Mortgage-backed and asset-backed securities.

                      - The average quality rating for the Fund's portfolio will be greater than or equal to the "Aa" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund will not invest in fixed income securities that have a quality rating less than "Baa" as rated by Moody's or the equivalent by S&P (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below that rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                      - The average dollar-weighted duration of the Fund normally varies between 1 and 3 years.

                      - The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.


                      - The Fund may invest and reinvest in long or short derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.



                      - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.


 8                                                                AB Funds Trust

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

                      - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                      - Securities rated "Baa" by Moody's or the equivalent by S&P are considered investment grade, but they may have some speculative characteristics. This means that the issuers may have problems making principal and interest payments during difficult economic conditions.

                      - Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid, or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                      - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                      - The Fund's use of derivative instruments may increase the risk of loss.


                      - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.


WHAT IS DURATION?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus - Institutional Class                                               9

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.


       SHAREHOLDER FEES                                           None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         0.42%
           Distribution (12b-1) fee                               None
           Other expenses(1)                                      0.12%
                                                                 ------
           Total annual operating expenses                        0.54%
           Fee waiver and expense reimbursement(2)               (0.09)%
                                                                 ------
           Net expenses                                           0.45%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.45%. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR           3 YEARS*
                                $46               $162


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


 10                                                               AB Funds Trust

THE MEDIUM-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             -   The MEDIUM-DURATION BOND FUND seeks maximum total
                          return consistent with preservation of capital.
--------------------------------------------------------------------------------


Principal
Investment Strategies -   The Fund invests mainly (at least 80% of its net
                          assets and typically more) in investment grade fixed income securities. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.


                      -   The Fund invests primarily in:

                          -   Obligations issued or guaranteed by:


                               -   The U.S. government, banks, and corporations;


                               -   Foreign governments, banks and corporations;
                                   and

                          -   Mortgage-backed and asset-backed securities.


                      - The average quality rating for the Fund's portfolio will be greater than or equal to the "A" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund invests primarily in investment grade debt securities, but may hold up to 10% of its assets in high yield securities ("junk bonds") rated "B" or higher by Moody's or the equivalent by S&P (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below that rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.


                      - The average dollar-weighted duration of the Fund normally varies between 3 and 7 years.

                      - The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.


                      - The Fund may invest and reinvest in long or short derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.



                      - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.


Prospectus - Institutional Class                                              11

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

                      - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                      - High yield securities ("junk bonds") involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.

                      - Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.


                      - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.


                      - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                      - The Fund's use of derivative instruments may increase the risk of loss.


                      - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.


WHAT IS DURATION?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 12                                                               AB Funds Trust

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.


       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                          0.43%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                       0.13%
                                                                  ------
           Total annual operating expenses                         0.56%
           Fee waiver and expense reimbursement(2)                (0.06)%
                                                                  ------
           Net expenses                                            0.50%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.50%. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR           3 YEARS*
                                $51               $173


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus - Institutional Class                                              13

THE EXTENDED-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             -   The EXTENDED-DURATION BOND FUND seeks maximum total
                          return consistent with preservation of capital.
--------------------------------------------------------------------------------


Principal
Investment Strategies -   The Fund invests mainly (at least 80% of its net
                          assets and typically more) in fixed income securities.
                          The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.


                      -   The Fund invests primarily in:

                          -   Obligations issued or guaranteed by:


                               -   The U.S. government, banks, and corporations;


                               -   Foreign governments, banks and corporations;
                                   and

                          -   Mortgage-backed and asset-backed securities.

                      - The average dollar-weighted duration of the Fund normally will be greater than or equal to 7 years.

                      - The average quality rating for the Fund's portfolio will be greater than or equal to the "Baa" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund does not currently expect to invest more than 20% of its assets in fixed income securities rated lower than investment grade. The Fund will not invest in fixed income securities that have a quality rating less than "B" as rated by Moody's or the equivalent by S&P (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below that rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                      - The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers.


                      - The Fund may invest and reinvest in long or short derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.



                      - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.


 14                                                               AB Funds Trust

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

                      - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                      - Bonds rated below investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.

                      - Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.


                      - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.


                      - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                      - The Fund's use of derivative instruments may increase the risk of loss.


                      - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.


WHAT IS DURATION?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance the total return will be presented.


Prospectus - Institutional Class                                              15

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.


       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                          0.55%
           Distribution (12b-1) fee                                 None
           Other expenses(1)                                       0.13%
                                                                  ------
           Total annual operating expenses                         0.68%
           Fee waiver and expense reimbursement(2)                (0.03)%
                                                                  ------
           Net expenses                                            0.65%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.65%. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR           3 YEARS*
                                $66               $215


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


 16                                                               AB Funds Trust

THE EQUITY INDEX FUND SUMMARY

WHAT IS THE S&P 500 INDEX?
The Standard and Poor's 500 Index -- Total Return (the "S&P 500 Index") consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

PORTFOLIO DESCRIPTION

Investment
Objective             -   The EQUITY INDEX FUND seeks to provide investment
                          results approximating the aggregate price and dividend
                          performance of the securities included in the S&P 500
                          Index.
--------------------------------------------------------------------------------

Principal
Investment Strategies -   Under normal market conditions, the Fund will invest
                          substantially all (at least 80%) of its total assets in the equity securities of the companies that make up the S&P 500 Index, in weightings that approximate the relative composition of the securities contained in the S&P 500 Index.

                      - The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures, and swap agreements, that are based on:

                          -   The S&P 500 Index;


                          -   Companies included in the S&P 500 Index; or


                          - Stock indexes other than but similar to the S&P 500 Index.

                      - The companies chosen for inclusion in the S&P 500 Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor's. However, companies are not selected for inclusion by Standard & Poor's because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.


                      - The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Investment Adviser. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.



                      - The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500 Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial, and market analysis. Rather, the Sub-Adviser(s) buy and sell securities in response to changes in the S&P 500 Index. Because the Fund has fees and transaction expenses (while the S&P 500 Index has none), returns are likely to be below those of the S&P 500 Index.


                      - The correlation between the Fund's performance and the S&P 500 Index is expected to be greater than 98%, although it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund's portfolio because of social investment policies and restrictions. (100% would indicate perfect correlation.)

                      - S&P does not endorse any stock in the S&P 500 Index. It is not a sponsor of the Fund and is not affiliated with the Fund in any way.

Prospectus - Institutional Class                                              17

                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                      - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

                      - There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.


                      - There is a risk that the Fund, which is passively managed, may not perform as well as funds with more traditional methods of investment management, such as selecting securities based on economic, financial, and market analysis.


                      - The Fund's use of derivatives, such as S&P 500 Index futures, may reduce the Fund's returns and increase its volatility.

                      - The Fund must pay various expenses, while the S&P 500 Index's total return does not reflect any expenses.

WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 18                                                               AB Funds Trust

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.


       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                          0.17%
           Distribution (12b-1) fee                                 None
           Other expenses(1)                                       0.13%
                                                                  ------
           Total annual operating expenses                         0.30%
           Fee waiver and expense reimbursement(2)                (0.05)%
                                                                  ------
           Net expenses                                            0.25%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.25%. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE


This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:


     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR           3 YEARS*
                                $26               $91


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus - Institutional Class                                              19

THE VALUE EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             -   The VALUE EQUITY FUND seeks to provide long-term
                      capital appreciation.

--------------------------------------------------------------------------------


Principal
Investment Strategies -   The Fund invests mainly (at least 80% of its net
                          assets and typically more) in equity securities. The
                          Fund is diversified and focuses on large and medium-sized U.S. companies whose stocks are considered by the Fund's Sub-Advisers to be value stocks. Value stocks are generally those that are trading at prices that the Sub-Advisers believe are below what the stocks are worth or that may be out of favor with investors.


                      - These stocks typically have lower price/earnings ratios, lower asset valuations, and/or higher dividend yields relative to the U.S. market as a whole.

                      - The Fund may invest to a lesser extent in American Depository Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.


                      - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. Each Sub-Adviser uses different investment styles to identify stocks it believes are undervalued or are generally out of favor with investors. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.


                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                      - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company's value or the factors that the Sub-Adviser believed would increase the price do not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.

                      - There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets, and to outperform it during periods of flat or declining markets.


                      - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.


 20                                                               AB Funds Trust

WHAT ARE VALUE FUNDS?
Value funds generally emphasize stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. These stocks generally have growth prospects regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends. This is in contrast to stocks with above-average growth prospects, in which the Growth Equity Fund primarily invests. Both categories of stocks have produced similar returns in the past, although each category has periods when it outperforms the other.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus - Institutional Class                                              21

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.


       SHAREHOLDER FEES                                             None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                          0.75%
           Distribution (12b-1) fee                                 None
           Other expenses(1)                                       0.11%
                                                                  ------
           Total annual operating expenses                         0.86%
           Fee waiver and expense reimbursement(2)                (0.10)%
                                                                  ------
           Net expenses                                            0.76%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.76%. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR           3 YEARS*
                                $78               $265


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


 22                                                               AB Funds Trust

THE GROWTH EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             -   The GROWTH EQUITY FUND seeks to provide long-term
                          capital appreciation. Any income is incidental to this
                          objective.
--------------------------------------------------------------------------------


Principal
Investment Strategies -   The Fund invests mainly (at least 80% of its net
                          assets and typically more) in equity securities. The
                          Fund is diversified and focuses on large- and medium-sized U.S. companies whose stocks are considered by the Fund's Sub-Advisers to have above-average growth prospects.


                      - The Fund focuses on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, and book value when compared to the U.S. market as a whole.

                      - The Fund may invest to a lesser extent in American Depository Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.


                      - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. Each Sub-Adviser uses both fundamental research and quantitative analysis to select stocks it believes have above-average growth prospects, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, or unanticipated positive earnings. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.


                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                      - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.


                      - Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund's performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.


                      - There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the

Prospectus - Institutional Class                                              23
                        overall stock market during rising markets, and to lag during periods of flat or declining markets.


                      - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.


WHAT ARE GROWTH FUNDS?

Growth funds invest in the stock of growth-oriented companies, seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return, if any, in the form of capital appreciation.


PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 24                                                               AB Funds Trust

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.


       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                          0.77%
           Distribution (12b-1) fee                                None
           Other expenses(1)                                       0.11%
                                                                  ------
           Total annual operating expenses                         0.88%
           Fee waiver and expense reimbursement(2)                (0.10)%
                                                                  ------
           Net expenses                                            0.78%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.78%. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR           3 YEARS*
                                $80               $271


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus - Institutional Class                                              25

THE SMALL CAP EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             -   The SMALL CAP EQUITY FUND seeks to provide long-term
                          capital appreciation. Any income received is
                          incidental to this objective.
--------------------------------------------------------------------------------


Principal
Investment Strategies -   The Fund invests mainly (at least 80% of its net
                          assets and typically more) in common stocks of U.S.
                          companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, consistent with the capitalization range of companies comprising the Russell 2000 Index. The
                          Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.


                      - The Fund is generally diversified with respect to stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.


                      - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers, using fundamental research and quantitative analysis, select stocks that they believe have favorable investment characteristics, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts, or quality of management. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.


                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                      - The Fund invests primarily in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

                      - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

                      - The Fund expects to have a high portfolio turnover rate. High turnover creates more transaction costs and negative tax consequences that may have a negative impact on your investment in the Fund.

                      - The Fund may invest in initial public offerings which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.

 26                                                               AB Funds Trust

                      - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.


WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


Prospectus - Institutional Class                                              27

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.


       SHAREHOLDER FEES                                           None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                         1.10%
           Distribution (12b-1) fee                               None
           Other expenses(1)                                      0.15%
                                                                 ------
           Total annual operating expenses                        1.25%
           Fee waiver and expense reimbursement(2)               (0.07)%
                                                                 ------
           Net expenses                                           1.18%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.18%. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR           3 YEARS*
                                $120              $390


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


 28                                                               AB Funds Trust

THE INTERNATIONAL EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment
Objective             -   The INTERNATIONAL EQUITY FUND seeks to provide
                          long-term capital appreciation. Any income received is
                          incidental to this objective.
--------------------------------------------------------------------------------


Principal
Investment Strategies -   The Fund invests mainly (at least 80% of its net
                          assets and typically more) in common stocks of foreign companies in countries having economies and markets generally considered to be developed. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.


                      - The Fund may also invest to a lesser extent in common stocks of foreign companies located in emerging markets.

                      - Common stocks of foreign companies are predominantly traded on foreign stock exchanges.

                      - Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income.

                      - The Fund may invest to a lesser extent in American Depository Receipts and Global Depository Receipts and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.


                      - The Fund may use currency transactions, such as forward contracts, to hedge its non-U.S.-dollar-denominated obligations or for investment purposes.



                      - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers, in managing their respective portions of the Fund's portfolio, practice different investment styles that the Investment Adviser believes complement one another. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.


                      See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks       The Fund is subject to the following principal risks.
                      Other risks are described under "Additional Investment &
                      Risk Information."

                      - There is no guarantee that the international stock markets or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                      - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

Prospectus - Institutional Class                                              29

                      - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                      - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.


                      - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.


                      - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

PERFORMANCE


The Fund commenced operations on August 27, 2001 and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


 30                                                               AB Funds Trust

FEES AND EXPENSES

WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.


       SHAREHOLDER FEES                                            None
           (Fees paid directly from your investment)
       ANNUAL FUND OPERATING EXPENSES
           (Expenses that are deducted from fund assets)
           Management fee                                          0.96%
           Distribution (12b-1) fee                                 None
           Other expenses(1)                                       0.20%
                                                                  ------
           Total annual operating expenses                         1.16%
           Fee waiver and expense reimbursement(2)                (0.20)%
                                                                  ------
           Net expenses                                            0.96%


------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.


(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.96%. This waiver and reimbursement, should it be needed, will remain in place until July 15, 2003.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

     - You reinvested all dividends and other distributions.

     - The Fund's average annual return was 5%.

     - The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR           3 YEARS*
                                $98               $349


The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2003. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.


Prospectus - Institutional Class                                              31

ADDITIONAL INVESTMENT & RISK INFORMATION


The following is a list of other investment strategies employed by the Funds and certain risks that may apply to your investments in the Funds. These are in addition to the investment strategies and risks listed in each Fund's Risk & Return Summary. Further information about investment strategies and risks is available in the Funds' Statement of Additional Information.


TEMPORARY DEFENSIVE POSITIONS: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations, and other money market instruments. During these periods, one or more Funds may not meet its investment objective.

SECURITIES LENDING: The Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

MORTGAGE-BACKED AND ASSET-BACKED OBLIGATIONS: The Bond Funds may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Bond Funds' use of these securities has risks in addition to the risks of conventional debt securities. These obligations may be unsecured, or an issuer may have limited ability to enforce its interest in the underlying assets, which means there may be no collateral for the Fund to seize if the borrower defaults. Because principal is paid back over the life of the security rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium the Fund may have paid.


DERIVATIVES: The Funds may use long or short positions in derivatives such as, but not limited to, equity futures contracts and U.S. Treasury futures contracts, as well as options in order to maintain market exposure, to reduce market exposure, to maintain liquidity, or to commit cash pending investment. No more than 5% of any Fund's assets may be invested in margin required for these or any other derivative instrument.



The International Equity Fund and Bond Funds may also use currency transactions, such as forward contracts, futures and options on currencies. They may use these currency transactions to hedge their non-U.S.-dollar-denominated obligations and may also use them for investment purposes.


The Funds' use of derivatives may reduce their return and increase volatility. Derivatives also may involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

WHAT ARE DERIVATIVES?
Derivatives are investments whose values are based on (or "derived" from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold, and have market values that are regularly calculated and published.

 32                                                               AB Funds Trust

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

WHAT IS A MANAGER OF MANAGERS?

The Investment Adviser does not make the day-to-day investment decisions for the Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Investment Adviser continuously monitors the performance of these Sub-Advisers and allocates assets among them.



SBC Financial Services, Inc., an affiliate of the Annuity Board, serves as the investment adviser to the Funds, under its advisory agreement with the AB Funds Trust (the "Trust") and subject to the supervision of the Trust's Board of Trustees. As a manager of managers, it continually monitors the performance and operations of the Funds' Sub-Advisers and allocates the assets of each Fund among them. It oversees each Sub-Adviser's adherence to its stated investment style and compliance with the relevant Fund's investment objective, policies and limitations. It recommends to the Board of Trustees the hiring or changing of Sub-Advisers. Changes are made in a Fund's Sub-Advisers only when approved by the Board of Trustees. The Trust has applied to the U.S. Securities and Exchange Commission ("SEC") for an exemptive order. If the SEC grants the exemptive order, shareholder approval will not be required for such change, provided that shareholders of the applicable Fund will be notified of such change within 90 days.



The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. Each Fund pays monthly aggregate management fees to the Investment Adviser and the Sub-Advisers at the following annual percentage rate of its average daily net assets:


       FUND                                                            MANAGEMENT FEE
       Money Market Fund                                                   0.22%
       Low-Duration Bond Fund                                              0.42%
       Medium-Duration Bond Fund                                           0.43%
       Extended-Duration Bond Fund                                         0.55%
       Equity Index Fund                                                   0.17%
       Value Equity Fund                                                   0.75%
       Growth Equity Fund                                                  0.77%
       Small Cap Equity Fund                                               1.10%
       International Equity Fund                                           0.96%

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

Prospectus - Institutional Class                                              33

SUB-ADVISERS

WHAT IS A SUB-ADVISER?
Each Sub-Adviser makes the day-to-day investment decisions for the Select Fund's assets that it manages, subject to the supervision of the Investment Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of each Select Fund's Sub-Advisers and their staff who are primarily responsible for the day-to-day management of the Select Fund's assets.

MONEY MARKET FUND:

BlackRock Institutional Management Corporation ("BIMC"), Wilmington,
Delaware: BIMC is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $238 billion in assets under management as of March 31, 2002. A team of portfolio managers, led by Thomas H. Nevin, manages the Money Market Fund. With BIMC (and its predecessor organizations) since 1979, Mr. Nevin, Managing Director, has over 27 years of experience in the securities industry. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.


LOW-DURATION BOND FUND:

BlackRock Advisors, Inc. ("BAI"), Wilmington, Delaware: BAI is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $238 billion in assets under management as of March 31, 2002. A team of portfolio managers, led by Scott Amero, manages BAI's portion of the Low-Duration Bond Fund. With BlackRock since 1990, Mr. Amero, Managing Director, specializes in the short and intermediate duration sectors, including asset-backed securities, adjustable rate mortgage securities and other short duration mortgage products. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.



Pacific Investment Management Company LLC ("PIMCO"), Newport Beach,
California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $253.8 billion. John L. Hague serves as portfolio manager for PIMCO's portion of the Low-Duration Bond Fund. He is a Managing Director, member of the executive committee and a senior member of PIMCO's portfolio management and investment strategy groups. Mr. Hague has amassed 20 years of investment experience through his 13 years with PIMCO, his previous position with Salomon Brothers Inc., where he specialized in international fixed income products and mortgage securities, and from his credit research with J.P. Morgan.



Payden & Rygel, Los Angeles, California: Payden & Rygel, an independently owned firm, was founded in 1983 and has continuously grown to its current size of $37 billion under management. Payden & Rygel is one of the largest independent global investment firms in the United States. It manages its portion of the Low-Duration Bond Fund utilizing a team approach. Oversight is provided by the Investment Policy Committee, which is comprised of 7 senior managing principals, who average 18 years of industry experience and 10 years tenure with the company.


 34                                                               AB Funds Trust

MEDIUM-DURATION BOND FUND:

Goldman Sachs Asset Management ("Goldman Sachs") New York, New York: Goldman Sachs, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co., has been providing discretionary investment advisory services since 1989 to institutional investors. Together with other units of IMD of Goldman, Sachs & Co., Goldman Sachs has assets under management of approximately $329.6 billion as of December 31, 2001. The portfolio management team managing its portion of the Medium-Duration Bond Fund is lead by Jonathan A. Beinner, Managing Director and Head of Taxable Fixed Income. Mr. Beinner joined Goldman Sachs in 1990. He became a portfolio manager in 1992.



Pacific Investment Management Company LLC, Newport Beach, California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $253.8 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Medium-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.



Western Asset Management Company, Pasadena, California: Since 1971, Western has been managing fixed-income assets. It currently manages $94.2 billion in assets that span the yield curve and globe. Western utilizes a team based approach to portfolio management, bringing the expertise of all of its sector specialists, as guidelines allow, to all portfolios. Western's Investment Strategy Group sets policy for its portion of the Medium-Duration Bond Fund, with that policy implemented by the portfolio team.


EXTENDED-DURATION BOND FUND:

Loomis, Sayles & Company, L.P., Boston, Massachusetts: Established in 1926, Loomis, Sayles & Company, L.P. manages approximately $63.9 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients. Daniel J. Fuss serves as portfolio manager to its portion of the Extended-Duration Bond Fund. With 42 years in the investment industry, Daniel J. Fuss has been with Loomis, Sayles & Company, L.P. since 1976. He holds the position of Vice Chairman and Director of Loomis, Sayles & Company, L.P.



STW Fixed Income Management Ltd., Santa Barbara, California: STW has been a specialty bond manager since 1977. Investment grade fixed income management is its only business and assets under management are approximately $8 billion. Investment decisions for STW's portion of the Extended-Duration Bond Fund are made by its fixed income investment team.


EQUITY INDEX FUND:

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $337.7 billion. It uses a "quantitative management" team approach to manage the Equity Index Fund. All decisions are made in a systematic manner and are not dependent on a specific individual.


Prospectus - Institutional Class                                              35

VALUE EQUITY FUND:

Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS"), Dallas, Texas: BHMS was founded in 1979 to manage large capitalization equities for a limited number of institutional clients. Assets under management total $30 billion as of March 31, 2002 in large, mid and small cap value equities, as well as fixed income securities. Its strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. With 25 years of investment experience, Ray Nixon, Jr., Principal, is the portfolio manager of its portion of the Value Equity Fund. He joined BHMS in 1994 from Salomon Smith Barney, Inc., where he was a member of the Investment Policy Committee and served as their Lead Institutional Stockbroker for the Southwest. During his 23-year investment career, he also served as a Research Analyst.



Equinox Capital Management, LLC, New York, New York: Founded in 1989, Equinox Capital Management now manages $7.2 billion in assets. Wendy D. Lee, Chief Executive Officer, serves as portfolio manager for its portion of the Value Equity Fund. Ms. Lee joined Equinox Capital Management in 1992 as Director of Research. Ms. Lee has over 20 years of investment management experience and has had significant experience within the value-investing arena. She is a CFA Charterholder.



Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $337.7 billion. It uses a team approach to manage its portion of the Value Equity Fund.



Numeric Investors L.P., Cambridge, Massachusetts: Founded in 1989, Numeric is an investment manager of U.S., Japanese and European equity portfolios using quantitative stock selection and risk control techniques. It has approximately $4.4 billion in assets under management. Arup Datta, CFA, is the portfolio manager for its portion of the Value Equity Fund. Mr. Datta joined Numeric in 1993.


GROWTH EQUITY FUND:

Dresdner RCM Global Investors LLC, San Francisco, California: The firm was founded as a large cap growth equity manager in 1970. As of March 31, 2002, it has approximately $35.3 billion under management and advice. William L. Price, Chairman and Chief Investment Officer, is the portfolio manager for its portion of the Growth Equity Fund. He joined in 1977 as a member of the Equity Portfolio Management Team. He has 30 years experience in the industry.



Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $337.7 billion. It uses a team approach to manage its portion of the Growth Equity Fund.



Provident Investment Counsel, Inc. ("PIC"), Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $8 billion in assets. Mr. Larry D. Tashjian, CFA, CIC, is the Portfolio Manager of its portion of the Growth Equity Fund. Mr. Tashjian has been in the investment industry since 1978, and has been with PIC since 1981, where he is currently serving in the role of Executive Managing Director.



TCW Investment Management Company, Los Angeles, California: Established in 1971, TCW's primary business is the provision of investment management services. It specializes in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations as well as foreign investors. It also provides investment management services to individuals and manages a full line of no-load mutual funds. As of March 31, 2002, it had approximately $85 billion in assets under management. Its portion of the Growth Equity Fund is managed on a team basis and led by the Senior Portfolio Manager -- Glen E. Bickerstaff. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services.


 36                                                               AB Funds Trust

SMALL CAP EQUITY FUND:

Aronson + Partners, Philadelphia, Pennsylvania: Aronson+Partners is a value-oriented, quantitative domestic equity manager, founded in 1984. It currently manages $6.5 billion for over 40 clients. Its portion of the Small Cap Equity Fund is managed by a team.



High Rock Capital LLC, Boston, Massachusetts: High Rock manages approximately $2.3 billion in small cap value accounts and commingled vehicles. David Diamond serves as the portfolio manager for its portion of the Small Cap Equity Fund. Prior to founding High Rock in 1997, Mr. Diamond was with The Boston Company Asset Management, Inc., where he was the senior member of the firm's equity policy committee.



Provident Investment Counsel, Inc., Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $8 billion in assets. Mr. Lauro Guerra, CFA, CIC, is the lead Portfolio Manager of its portion of the Small Cap Equity Fund. Mr. Guerra has been in the investment industry since 1983, and has been with PIC since 1983 where he is currently serving in the role of Managing Director.



Westpeak Global Advisors L.P., Boulder, Colorado: Westpeak, founded in 1991, manages a range of U.S. and non-U.S. equity strategies for many corporate and public pension plans. In addition, it is sub-adviser for several mutual funds. It manages approximately $7 billion in assets. Westpeak employs a highly disciplined proprietary investment process and a team approach in managing its portion of the Small Cap Equity Fund.


INTERNATIONAL EQUITY FUND:

Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC has been providing investment management services since 1968 and has approximately $125.7 billion in assets under management as of December 31, 2001. CGTC's approach to investing is fundamental and research-driven. CGTC uses a multiple portfolio management system under which several portfolio managers each have investment discretion over its portion of the International Equity Fund.



Delaware International Advisers Ltd., London, England: Delaware International Advisers provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. The firm has 11 years experience and, as of March 31, 2002, manages $14 billion in assets. Clive A. Gillmore, Nigel G. May and Elizabeth A. Desmond, CFA, share responsibility as Senior Portfolio Managers overseeing its portion of the International Equity Fund. Clive Gillmore joined the firm in 1990 after eight years of investment experience. Nigel May, prior to joining the firm in 1991, had been with Hill Samuel Investment Management for five years. Elizabeth Desmond, prior to joining the firm in 1991, was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management.



Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis was formed in 1990 and is affiliated through common management with the Genesis Group which specializes in the investment management of institutional funds in Emerging Markets. As of March 31, 2002, the Genesis Group had assets of some $4 billion under management. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists within the Genesis Group.



Montgomery Asset Management LLC, San Francisco, California: Montgomery was founded in 1990 and currently has approximately $7.5 billion in assets under management. Josephine Jimenez, CFA, Senior Portfolio Manager, specializing in emerging markets, is responsible for its portion of the International Equity Fund. She has more than twenty years of investment experience. Prior to joining Montgomery in 1991, Ms. Jimenez worked as Portfolio Manager at Emerging Markets Investors Corporation, from 1989 through 1991.


Prospectus - Institutional Class                                              37

Oechsle International Advisors, LLC, Boston, Massachusetts: Oechsle International Advisors, LLC was formed and registered as an investment adviser with the SEC in October 1998. As of March 31, 2002 the firm manages approximately $14.5 billion in assets. Oechsle uses a team approach to manage its portion of the International Equity Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework of country allocations and contributes individual stock ideas. The portfolio manager primarily responsible for overseeing Oechsle's management of the Fund is Kathleen Harris.



Philadelphia International Advisors, L.P., Philadelphia,
Pennsylvania: Philadelphia International Advisors, L.P. (PIA) is a limited partnership with The Glenmede Trust Company as a limited partner. PIA is the investment manager to the international equity portfolios of The Glenmede Fund, Inc. As of March 31, 2001, PIA has approximately $3 billion in assets under management entirely in the international equity product. PIA manages its portion of the International Equity Fund using a team approach, which is headed up by Andy Williams.



Walter Scott & Partners Limited, Edinburgh, Scotland: Established in 1983, Walter Scott & Partners specializes in global equity investment management. It has assets under management of some $3 billion. Dr. Walter Grant Scott and Dr. Kenneth J. Lyall share responsibility as the Senior Investment Directors overseeing its portion of the International Equity Fund. Walter Scott has 29 years' experience in equity investment and Kenneth Lyall has 18 years' experience.



ALL FUNDS:



Northern Trust Investments, Inc.: In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Trust Investments, Inc. ("Northern Investments") whereby Northern Investments is responsible for monitoring and investing cash balances of each Fund. Regarding the domestic equity Funds, Northern Investments may from time to time invest in long and/or short positions in derivative instruments such as futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Furthermore, it may use short positions in derivative instruments such as futures contracts within the International Equity Fund and the Bond Funds for the purpose of reducing market exposure in anticipation of liquidity needs. The agreement also allows Northern Investments to short Treasury securities within the Bond Funds to reduce market exposure. Northern Investments has been managing assets since it was founded in 1889. Along with its subsidiaries, it has assets under management of approximately $337.7 billion. It uses a team approach to manage its portions of the Funds.


 38                                                               AB Funds Trust

SERVICE PROVIDERS

The following chart provides information on the Funds' primary service providers.

                                    [CHART]

Prospectus - Institutional Class                                              39

SHAREHOLDER INFORMATION

ELIGIBLE INVESTORS

Shares of the Funds are not offered to the general public. The Funds reserve the right to refuse to accept investments at any time. The Annuity Board may invest for its own account, including reserves and endowment, in any class of the Funds.

INSTITUTIONAL CLASS: The Funds' Institutional Class shares are sold only to certain Southern Baptist foundations and to defined benefit plans, cash balance plans and welfare benefit plans of organizations within the bounds of the Southern Baptist Convention, with respect to which neither the Annuity Board nor its affiliates provides participant recordkeeping or other participant services. Just follow one of the methods for opening an account shown below under "Transactions with the Funds."


OTHER CLASSES: The Funds also offer Retail Class and Retirement Class shares through separate prospectuses.


NO LOAD

Shares of the Institutional Class are sold without sales loads.

MINIMUM INVESTMENT & ACCOUNT SIZE

The minimum initial purchase is $100,000. There is no minimum for subsequent investments in the same Fund or for initial purchases of additional Funds.

Each Fund reserves the right to close any account if the balance falls below $1,000 due to redemptions, not market action. The $1,000 minimum applies separately to each Fund that you own. We may close your account and send you a check for the redemption proceeds if you do not bring your account up to the minimum within 30 days after we mail you a written notice.

 40                                                               AB Funds Trust

TRANSACTIONS WITH THE FUNDS

---------------------------------------------------------------------------------------------------------------------------
METHOD                                     OPEN AN ACCOUNT                            ADD TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
BY MAIL                                    Complete and sign the application.         Not Applicable.
                                           Mail it with your check made payable
AB Funds Trust                             to AB Funds Trust. Your initial
P.O. Box 8980                              investment must meet the minimum
Wilmington, DE 19899-8980                  amount.
---------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                               If you already have an account with        Not Applicable.
                                           us and you have authorized telephone
(800) 262-0511                             transactions, you may call to open an
Your account will automatically have       account in another Fund, or you may
certain telephone privileges unless        send us a wire.
you designate otherwise on your
initial application or on a form
available upon request by calling
(800) 262-0511. When you call, we may
request personal identification and
tape record your call.
---------------------------------------------------------------------------------------------------------------------------
BY WIRE                                    Call your bank with the wire               Call (800) 262-0511 to notify us of
                                           instructions shown to the left. The        the wire. Call your bank with the
PNC Bank, NA                               wire must be received by 4:00 p.m.         wire instructions shown to the left.
ABA #: 031000053                           Eastern time for same day processing.      The wire must be received by 4:00
IDesignate the FundJ                                                                  p.m. Eastern time for same day
DDA #: 86-1497-2484                        Please call (800) 262-0511 for the         processing.
FBO: Shareholder Name and                  account number to include on the
Account Number                             wire.
Note: Your bank may charge you a fee       You must send a completed application
for handling a wire transaction.           by overnight delivery in advance of
                                           the wire to:
                                           AB Funds Trust IDesignate the FundJ
                                           400 Bellevue Parkway, Suite 108
                                           Wilmington, DE 19809-3706

Prospectus - Institutional Class                                              41

---------------------------------------------------------------------------------------------------------------------------
METHOD                                     REDEEM SHARES                              EXCHANGE SHARES
---------------------------------------------------------------------------------------------------------------------------
BY MAIL                                    Send a letter of instruction that          Send a letter of instruction that
                                           includes:                                  includes:
AB Funds Trust                             -- The Fund name, your account             -- Your account number, the name of
P.O. Box 8980                                 number, the name of each owner             each owner (exactly as they appear
Wilmington, DE 19899-8980                     (exactly as they appear on the             on the account), the dollar amount
                                              account) and the dollar amount you         you wish to exchange and the new
                                              wish to redeem.                            Fund into which the amount is
                                           -- Include all genuine signatures             being invested.
                                              (exactly as they appear on the          -- Include all genuine signatures
                                              account) and any documents that            (exactly as they appear on the
                                              may be required (and a medallion           account) and any documents that
                                              signature guarantee, if required).         may be required.
                                              See "Medallion Signature
                                              Guarantees" below.                      The names and addresses on the
                                                                                      accounts must be identical. Shares
                                           You will receive your redemption           will be exchanged into the same
                                           payment in the form you previously         class.
                                           authorized: check, deposit to your
                                           bank account, or wire transfer.
---------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                               If you have previously authorized          If you have previously authorized it,
                                           telephone redemptions, you may redeem      you may exchange shares for shares of
(800) 262-0511                             shares by calling us ($25,000 limit).      another Fund over the telephone. The
Your account will automatically have                                                  names and addresses on the accounts
certain telephone privileges unless        You will receive your redemption           must be identical. Shares will be
you designate otherwise on your            payment in the form you previously         exchanged into the same class.
initial application or on a form           authorized: check, deposit to your
available upon request by calling          bank account, or wire transfer.
(800) 262-0511. When you call, we may
request personal identification and        If you have changed your address
tape record your call.                     within the past 10 business days,
                                           your redemption request must be in
                                           writing (follow the instructions in
                                           this table above for how to Redeem
                                           Shares: By Mail).
---------------------------------------------------------------------------------------------------------------------------
BY WIRE                                    You may redeem shares by contacting        Not applicable.
                                           us by mail or by telephone and
Note: Your bank may charge you a fee       instructing us to wire your proceeds
for handling a wire transaction.           to your bank ($10,000 minimum).
                                           (Follow the instructions in this
Note: The Funds and their transfer         table for how to Redeem Shares: By
agent are not responsible for the          Mail or By Telephone.) Wire
efficiency of the federal wire system      redemptions can be made only if you
or your bank.                              have previously authorized it on an
                                           authorization form, available upon
                                           request by calling (800) 262-0511
                                           (including attaching a voided check
                                           from the account where proceeds are
                                           to be wired).

 42                                                               AB Funds Trust

MORE SHAREHOLDER INFORMATION

HOW SHARE PRICE IS CALCULATED


PFPC determines the NAV per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day that the Exchange is open (except the Friday after Thanksgiving, when the Funds are closed). The NAV for a class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund's investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund's liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of each Fund will vary by class.


WHAT IS THE NET ASSET VALUE OR "NAV"?
                           NAV = Assets - Liabilities

      --------------------------------------------------------
                                      Outstanding Shares

Each Fund, except the Money Market Fund, values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In rare cases, events that occur after certain markets have closed may render prices unreliable. When a Fund believes a market price does not reflect a security's true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

PFPC prices at amortized cost all instruments held by the Money Market Fund and those fixed-income securities held by the other Funds that have maturities of 60 days or less. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.


To the extent the International Equity Fund or the Bond Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of their shares may change on days when you will not be able to purchase or redeem your shares.


PURCHASE OF SHARES

Shares of the Institutional Class are sold at NAV without a sales load. Orders for the purchase of shares will be executed at the NAV per share next determined after an order has been received in good order. Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If your purchase order fails to designate a Fund, we will invest it in the Money Market Fund.

The Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. This includes orders from any investor who engages in excessive purchases, exchanges or redemptions in their accounts. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds' management, they are deemed to be in the best interest of the Funds. The Funds will not accept any third party or foreign checks.

Prospectus - Institutional Class                                              43

REDEMPTION OF SHARES

You may redeem some or all of your shares on any business day that the New York Stock Exchange is open (except the Friday after Thanksgiving when the Funds are closed). Shares will be redeemed at NAV next determined after your redemption request is received in good order. A redemption is a taxable transaction on which you may recognize a gain or loss. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

We will ordinarily send redemption proceeds on the next business day, but we may take up to seven days to make payment. The Funds may stop selling their shares and postpone redemption payments at times when the New York Stock Exchange is closed or has restricted trading or the SEC has determined an emergency condition exists. We will send redemption proceeds only in the form that you previously authorized. If you have authorized payment by check, we will send the check to the shareholder and address of record.

REQUEST IN GOOD ORDER

All purchase, exchange and redemption requests must be received by the Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered;
(2) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities. You may call us at (800) 262-0511 for further details.

Written redemption requests also must include the Fund name, your account number, and the dollar amount of the transaction. Purchase orders are not in good order until the Funds' transfer agent has received payment in federal funds.

MEDALLION SIGNATURE GUARANTEES

To protect shareholder accounts, the Funds, and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables us to verify the identity of the person who has authorized a redemption from an account. We will require a medallion signature guarantee for any of the following:

-   Any written redemption request for $50,000 or more.

- Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and at the registered address.

- Transfers into an account with a different registration (including a different name, address, taxpayer identification number, or account type).

A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call us at (800) 262-0511 for further details.

 44                                                               AB Funds Trust

REDEEMING RECENTLY PURCHASED SHARES

If you are redeeming shares that you recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to fifteen calendar days after we received your check. To avoid this delay, pay for your shares by federal funds wire transfer.

RIGHT TO REDEEM IN KIND

The Funds reserve the right to pay part or all of your redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.

ACCOUNT STATEMENTS

Each shareholder's transactions in Fund shares will be reflected in a quarterly statement. If your Fund shares are held by a nominee, the nominee decides whether the statement will be sent to you.

EXCHANGING SHARES

WHAT IS AN EXCHANGE?
An exchange between Funds is really two transactions -- a sale of shares of one Fund and the purchase of shares of another. In general, the same policies that apply to purchases and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.

The Funds reserve the right to revise or cancel the exchange privilege, limit the amount of the exchange, or number of exchanges or reject an exchange at any time, without notice. An exchange is a taxable transaction on which you may recognize a gain or loss. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

TELEPHONE AND ONLINE TRANSACTION

The Funds reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information such as the: 1) account number; 2) name and address exactly as registered with us; or 3) the primary social security or tax identification number.

We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. Your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption option from your account, please notify us in writing.

The Funds reserve the right to terminate or limit the telephone redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone, during periods of unusual market activity, contact us by regular or express mail.

Prospectus - Institutional Class                                              45

DISTRIBUTIONS

WHAT IS NET INVESTMENT INCOME?

Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.



Each of the Low-Duration Bond Fund, Medium-Duration Bond Fund, and Extended-Duration Bond Fund declares and pays dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. Each of the Equity Index Fund, Value Equity Fund, and Growth Equity Fund declares and pays dividends from net investment income semi-annually. Each of the Small Cap Equity Fund and the International Equity Fund declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. It is expected that the distributions of the Money Market Fund and Low-Duration Bond Fund will consist primarily of ordinary income.


Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will be reinvested in additional Fund shares, unless you elect to receive your distributions in cash.

TAXES


This section only summarizes of some important federal income tax considerations that may affect your investment in a Fund. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.



FEDERAL INCOME TAX: As long as a Fund meets the requirements for being treated as a "regulated investment company," which each Fund intends to continue to do, it pays no Federal income tax on the earnings and gains it distributes to its shareholders. The Funds will notify you following the end of each calendar year of the amount of dividends and other distributions paid that year.



Dividends from net investment income and distributions from net short-term capital gains that you receive from a Fund generally are taxable to you as ordinary income, whether reinvested in additional Fund shares or received in cash. A Fund's distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares.


You should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.


A redemption or exchange of your Fund shares is a taxable event for you. Depending on the purchase and redemption prices of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)



STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local tax laws, which may produce different consequences from those under the Federal income tax law.


 46                                                               AB Funds Trust

Financial Highlights


The financial highlights table is intended to help you understand each Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



                                                EQUITY INDEX    VALUE EQUITY      GROWTH        SMALL CAP     INTERNATIONAL
                                                    FUND            FUND        EQUITY FUND    EQUITY FUND     EQUITY FUND
                                                ------------    ------------    -----------    -----------    -------------
                                                8/27/01* TO     8/27/01* TO     8/27/01* TO    8/27/01* TO     8/27/01* TO
                                                  12/31/01        12/31/01       12/31/01       12/31/01        12/31/01
                                                ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD            $ 10.00         $ 10.00         $ 10.00        $ 10.00         $ 10.00
                                                  -------         -------         -------        -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.03            0.06            --++           --++            --++
  Realized and unrealized gain (loss) on
    investments -- net                              (0.34)          (0.35)          (0.17)          0.12           (0.47)
                                                  -------         -------         -------        -------         -------
    Total from investment operations                (0.31)          (0.29)          (0.17)          0.12           (0.47)
                                                  -------         -------         -------        -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income              (0.06)          (0.07)             --             --           (0.03)
  Distributions from capital gains                  (0.05)             --              --             --              --
  Return of capital                                    --              --              --             --              --
                                                  -------         -------         -------        -------         -------
    Total dividends and distributions               (0.11)          (0.07)             --             --           (0.03)
                                                  -------         -------         -------        -------         -------
NET ASSET VALUE -- END OF THE PERIOD              $  9.58         $  9.64         $  9.83        $ 10.12         $  9.50
                                                  =======         =======         =======        =======         =======
Total Return (1)                                    (3.14)%         (2.88)%         (1.70)%         1.20%          (4.69)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)@                               0.25%           0.76%           0.78%          1.18%           0.96%
  Expenses -- before waivers and
    reimbursements (2)                              86.25%          81.37%          83.19%         76.30%          88.97%
  Investment income -- net (2)                       1.19%           1.60%           0.02%          0.12%           0.11%
  Portfolio turnover rate (1)                        2.81%          21.09%           8.71%         91.89%          20.05%
Net Assets -- End of the period (000's)           $    28         $    77         $    29        $    81         $    27
                                                  =======         =======         =======        =======         =======


---------------

 *  Commencement of operations.

(1) Non-annualized.
(2) Annualized.
++  Amount represents less than $0.01 per share.

  @ Interest earned on uninvested cash balances is used to offset portions of the custody expense. These arrangements had no effect on the expense ratios for the current period.



                       See Notes to Financial Statements.


Prospectus - Institutional Class                                              47

                                                   MONEY       LOW-DURATION    MEDIUM-DURATION   EXTENDED-DURATION
                                                MARKET FUND     BOND FUND         BOND FUND          BOND FUND
                                                -----------    ------------    ---------------   -----------------
                                                8/27/01* TO    8/27/01* TO       8/27/01* TO        8/27/01* TO
                                                 12/31/01        12/31/01         12/31/01           12/31/01
                                                ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD            $ 1.00          $10.00           $ 10.00            $10.00
                                                  ------          ------           -------            ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.01            0.15              0.16              0.24
  Realized and unrealized gain (loss) on
     investments -- net                               --              --             (0.08)            (0.03)
                                                  ------          ------           -------            ------
     Total from investment operations               0.01            0.15              0.08              0.21
                                                  ------          ------           -------            ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income             (0.01)          (0.22)            (0.23)            (0.33)
  Distributions from capital gains                    --           (0.08)            (0.20)            (0.04)
  Return of capital                                   --              --              --++                --
                                                  ------          ------           -------            ------
     Total dividends and distributions             (0.01)          (0.30)            (0.43)            (0.37)
                                                  ------          ------           -------            ------
NET ASSET VALUE -- END OF THE PERIOD              $ 1.00          $ 9.85           $  9.65            $ 9.84
                                                  ======          ======           =======            ======
Total Return (1)                                    0.66%           1.54%             0.89%             2.13%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)@                              0.25%           0.45%             0.52%             0.66%
  Expenses -- before waivers and
     reimbursements (2)                            90.37%          57.60%            92.26%            90.74%
  Investment income -- net (2)                      2.60%           4.73%             4.98%             6.62%
  Portfolio turnover rate (1)                        N/A           79.53%           247.20%            21.95%
Net Assets -- end of the period (000's)           $   25          $   25           $    25            $   26
                                                  ======          ======           =======            ======


---------------

 * Commencement of operations.



(1)Non-annualized.


(2)Annualized.


++ Amount represents less than $0.01 per share.


  @ Interest on uninvested cash balances is used to offset portions of the custody expense. These arrangements resulted in a reduction to the expense ratios of the Medium-Duration Bond and Extended-Duration Bond Funds of .02% and .01%, respectively, for the period ended December 31, 2001. The operating expense ratios of the Funds after reflecting these arrangements for the period ending December 31, 2001 were as follows:



FUND
----
Medium-Duration Bond                                              0.50%
Extended-Duration Bond                                            0.65%



                       See Notes to Financial Statements.


 48                                                               AB Funds Trust

                      [This Page Intentionally Left Blank]

Prospectus - Institutional Class                                              49

                      [This Page Intentionally Left Blank]

 50                                                               AB Funds Trust

                      [This Page Intentionally Left Blank]

Prospectus - Institutional Class                                              51

FOR MORE INFORMATION

YOU CAN LEARN MORE ABOUT THE FUNDS, BY REQUESTING THE FOLLOWING FREE DOCUMENTS:


STATEMENT OF ADDITIONAL INFORMATION ("SAI"): Provides additional information about the Funds' policies, investment restrictions, risks, and business structure. The SAI is legally considered a part of this prospectus.


ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: Contain performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor's report and a discussion by management of the market conditions and investment strategies that affected the Funds' performance.


If you have questions or would like information about establishing retirement plan accounts, contact the Annuity Board at (800) 262-0511 (7 a.m. to 6 p.m. Central time) Monday through Friday.



To request these free documents or for other information, contact us in writing at:


AB Funds Trust

P.O. Box 2190


Dallas, TX 75221-2190


You may also get free copies by:


- Accessing them on the EDGAR Database on the SEC's Internet site http://www.sec.gov.


- Reviewing and copying them at the SEC's Public Reference Room in Washington D.C. (phone: 1-202-942-8090).

- Requesting copies from the Public Reference Section of the SEC, Washington, D.C. 20549 (you will be charged a copying fee) or by electronic request at the following e-mail address: publicinfo@sec.gov.

Visit our Web site at www.absbc.org to access prospectuses.

The investment company registration number is 811-10263

[AB FUNDS LOGO]

2401 Cedar Springs Rd., Dallas, TX 75201-1498
P.O. Box 2190, Dallas, TX 75221-2190
1.800.262.0511 - www.absbc.org

Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72


4553   5/02   100


Rev. 5/02

[AB FUNDS LOGO]

Statement of Additional
Information (SAI)


APRIL 30, 2002


BLENDED FUNDS:

  --    FLEXIBLE INCOME FUND
  --    GROWTH & INCOME FUND
  --    CAPITAL OPPORTUNITIES FUND
  --    GLOBAL EQUITY FUND
SELECT FUNDS:

  --    MONEY MARKET FUND
  --    LOW-DURATION BOND FUND
  --    MEDIUM-DURATION BOND FUND
  --    EXTENDED-DURATION BOND FUND
  --    EQUITY INDEX FUND
  --    VALUE EQUITY FUND
  --    GROWTH EQUITY FUND
  --    SMALL CAP EQUITY FUND
  --    INTERNATIONAL EQUITY FUND


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Funds' current Prospectuses, dated April 30, 2002, as amended from time to time. The financial statements contained in the Funds' Annual Report for the fiscal year ended December 31, 2001 are incorporated herein by reference into this SAI. You can obtain a free copy of the current Prospectuses and Annual Report on our Web site at www.absbc.org or by calling (800) 262-0511.

 2                                                                AB Funds Trust

TABLE OF CONTENTS


                                                             PAGE
History of the Funds........................................    5
Description of Investments and Risks........................    5
Investment Restrictions.....................................   32
Management of the Funds.....................................   34
Other Service Providers.....................................   49
Shares of Beneficial Interest...............................   50
Taxation....................................................   53
Valuation of Shares.........................................   59
Telephone Instructions......................................   61
Control Persons and Principal Holders of Securities.........   61
Calculation of Performance Data.............................   66
Financial Statements........................................   71
Appendix A -- Description of Securities Ratings.............  A-1


Statement of Additional Information                                            3

 4                                                                AB Funds Trust

HISTORY OF THE FUNDS

AB Funds Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on March 2, 2000. The Trust has established thirteen series (each, a "Fund" and together, the "Funds"), which are described in this SAI. The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund and Global Equity Fund are each referred to as a "Blended Fund" and are together referred to as the "Blended Funds." The remaining Funds are each referred to as a "Select Fund" and are together referred to as the "Select Funds." The Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund are together referred to as the "Bond Funds." The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund are together referred to as the "Equity Funds." The Money Market Fund is referred to as the "Money Market Fund." Currently, there are three classes of shares issued by the Trust, the Retail Class, Retirement Class and Institutional Class (each, a "Class" and together, the "Classes"). The Trust's Board of Trustees ("Board" or "Board of Trustees") may issue additional classes of shares or series at any time without prior approval of the shareholders.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Funds are divided into two groups: Select Funds (which invest directly in particular types of fixed income obligations, stocks and other investments) and Blended Funds (which invest in a different mix of the Select Funds to meet a specified investment strategy).

DESCRIPTION OF INVESTMENTS AND RISKS


You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of a transaction.



The following should be read in conjunction with sections of the Funds' Prospectuses entitled "Investment Objective," "Principal Investment Strategies" and "Principal Risks" for each Fund. Unless otherwise defined in this SAI, the terms used herein have the respective meanings assigned to them in the Prospectuses.


SBC Financial Services, Inc. serves as the Investment Adviser to the Funds. It is an affiliate of the Annuity Board of the Southern Baptist Convention ("Annuity Board"). Rather than making the day-to-day investment decisions for the Select Funds, it acts as a manager of managers and retains various Sub-Advisers to do so. The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Select Funds. The Investment Adviser also allocates each Blended Fund's investments among the Select Funds.


The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized, as determined by the Annuity Board, as being incompatible with the moral and ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.



The Funds are series of a diversified, open-end, management investment company as defined in the Investment Company Act of 1940 (the "1940 Act"). The Blended Funds invest primarily in the shares of the Select Funds and, unless indicated otherwise, the description of investments and risks in this SAI applies to the Blended Funds


Statement of Additional Information                                            5
through their investments in the Select Funds. Each Blended Fund may from time to time invest up to 10% of its assets directly in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts to gain exposure to the U.S. equity and fixed income markets on cash balances. Any such investment will be made for cash management purposes and will seek to provide market exposure approximating the strategic asset allocation of the applicable Blended Fund.



Asset-Backed and Mortgage-Backed Securities. To the extent described in the Prospectuses, the Bond Funds and Money Market Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.


If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will decrease yield to maturity.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities acquired by the Bond Funds and Money Market Fund may include collateralized mortgage obligations ("CMOs") issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of such obligations ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various classes may be structured in a variety of ways.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are

 6                                                                AB Funds Trust
supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Some, but not all, mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities. Commercial mortgage backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Bankers' Acceptances, Certificates of Deposit, Time Deposits and Bank Notes. The Select Funds may invest in such obligations issued by U.S. or foreign issuers; provided, however, that the Money Market Fund will invest in instruments denominated exclusively in U.S. dollars. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal
Statement of Additional Information                                            7

Deposit Insurance Corporation (the "FDIC") or any other insurer. Deposit notes are insured by the FDIC only to the extent of $100,000 per depositor per bank.


The Select Funds may invest in the obligations of foreign banks and foreign branches of domestic banks. (The Money Market Fund may invest in such obligations only if they are denominated exclusively in U.S. dollars.) Such obligations include Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar time deposits, which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian time deposits, which are essentially the same as Eurodollar time deposits except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee bankers' acceptances, which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.


Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.

Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of U.S. banks are supervised or examined by regulatory authorities as are U.S. banks, and such branches may not be subject to reserve requirements.

Bond Funds. Although the Bond Funds invest mainly in fixed income securities, they may invest in U.S. common stock, including American Depository Receipts, for the purpose of creating synthetic convertible bonds.

Commercial Paper. The Select Funds may invest in commercial paper which includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by bank holding companies, corporations and financial institutions, and similar taxable instruments issued by government agencies and instrumentalities. A Select Fund will only invest in commercial paper to the extent consistent with its investment policies, including its policies regarding quality and ratings.

Convertible Securities. The Equity Funds and Bond Funds may invest in convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk

 8                                                                AB Funds Trust
than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

Depository Arrangements. Each Equity Fund may invest in American Depository Receipts ("ADRs") and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars. They are publicly traded on exchanges or over-the-counter in the United States.

The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no

Statement of Additional Information                                            9
central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth under "Foreign Securities" in this SAI.

The International Equity Fund may also invest in European Depository Receipts ("EDRs"), International Depository Receipts ("IDRs") and Global Depository Receipts ("GDRs"). These are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. They may not be denominated in the same currency as the securities they represent. Generally, EDRs, GDRs and IDRs are designed for use in the foreign securities markets. Investments in EDRs, GDRs and IDRs involve certain risks not typically involved in purely domestic investments, including currency exchange risk. These risks are set forth under "Foreign Securities" in this SAI.


Foreign Currency -- Forward Currency Exchange Contracts. The International Equity Fund and the Bond Funds may enter into forward currency exchange contracts. The International Equity Fund and the Bond Funds may use forward currency exchange contracts to hedge to the U.S. dollar and to hedge one foreign currency against changes in exchange rates for a different foreign currency. In addition, the International Equity Fund and Bond Funds may use forward currency exchange contracts for non-hedging purposes and may do so even when it does not own securities denominated in that currency.



These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow a Fund to establish a rate of exchange for a future point in time.



When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.



In addition, when the Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, a Fund may, in order to reduce risk, enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when a Fund creates a short position in a foreign currency, it may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. A Fund's net long and short foreign currency exposure will not exceed its total asset value.



With respect to any forward currency exchange contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward currency exchange contract is entered into and the date it matures. Such imperfect correlation may cause a Fund to sustain losses that will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains that might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.


 10                                                               AB Funds Trust

Liquid assets equal to the amount of a Fund's assets that could be required to consummate forward currency exchange contracts will be segregated except to the extent the contracts are otherwise "covered." The segregated assets will be valued at market or fair value. If the market or fair value of the assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund's price to sell the currency or (ii) greater than the Fund's price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund's price to buy the currency or (ii) lower than the Fund's price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.



Foreign Currency -- Currency Futures Contracts and Options Thereon. The International Equity Fund and the Bond Funds may also engage in futures contracts on foreign currencies and related options transactions, for the same purposes that they are permitted to use forward currency exchange contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. The Funds may enter into currency futures contracts traded on regulated commodity exchanges, including non-U.S. exchanges. The Funds may either accept or make delivery of the currency specified at the maturity of a forward or futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are usually effected with the currency trader who is a party to the original futures contract.



Foreign Currency -- Writing and Purchasing Currency Call and Put Options. The International Equity Fund and the Bond Funds may also write covered put and covered call options and purchase put and call options on foreign currencies, for the same purposes that they are permitted to use forward currency exchange contracts.


A call option written by a Fund obligates it to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by a Fund obligates it to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the call option. A Fund may forfeit the entire amount of the premium plus related transaction costs if exchange rates move in a manner adverse to the Fund's position.

A Fund may, for example, purchase put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specific currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the

Statement of Additional Information                                           11
premium and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency. Foreign currency options to be written or purchased by a Fund will be traded on U.S. or foreign exchanges or over-the-counter.

Buyers and sellers of currency futures and options thereon are subject to the same risks that apply to the use of futures generally. Further settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.


Foreign Securities and Obligations. The International Equity Fund invests primarily in the securities of foreign issuers. In addition, the Bond Funds may invest a portion of their assets in obligations issued by foreign issuers, including Eurodollar convertible securities, which are fixed income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer. The Money Market Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, as well as other foreign issuers. These obligations may be issued by supranational entities, including international organizations (such as the European Coal and Steel Community) designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.


Investment in foreign securities and obligations involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund that invests in foreign stocks. The holdings of a Fund that invests in fixed-income securities will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities and obligations denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events that could otherwise affect the value of a foreign security or obligation (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security or obligation in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign-currency-denominated security or obligation.

There are other risks and costs involved in investing in foreign securities and obligations that are in addition to the usual risks inherent in domestic investments. Investment in foreign securities and obligations involves higher costs than investment in U.S. securities and obligations, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend and interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect an investment in foreign securities or obligations. Additionally, foreign banks and foreign branches of

 12                                                               AB Funds Trust
domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

The International Equity Fund, the Money Market Fund and the Bond Funds may invest in foreign debt, including the securities of foreign governments; provided, however, that the Money Market Fund will invest in instruments denominated exclusively in U.S. dollars. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

To the extent consistent with their investment objectives, these Funds may also invest in obligations of the International Bank for Reconstruction and Development (also known as the World Bank), which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

The end of the Cold War, the reunification of Germany, the accession of new Western European members to the European Economic and Monetary Union and the aspirations of Eastern European states to join and other political and social events in Europe have caused considerable economic, social and political dislocation. In addition, events in the Japanese economy, as well as social and political developments there, have affected Japanese securities and currency markets and have disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar. Future political, economic and social developments in Europe, Japan and in the Asia-Pacific regional context can be expected to produce continuing effects on securities and currency markets.

In addition, the International Equity Fund and the Bond Funds may invest their assets in countries with emerging economies or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.


Although the International Equity Fund and the Bond Funds may invest in securities denominated in foreign currencies, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. To the extent a Fund's total assets, adjusted to reflect its net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, through the use of forward currency exchange contracts and with other instruments, the respective net currency positions of the Funds may


Statement of Additional Information                                           13
expose them to risks independent of their securities positions. Although the net long and short foreign currency exposure of the International Equity Fund and Bond Funds will not exceed their total asset value, to the extent a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds are also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.

Investors should understand that the expense ratios of the International Equity Fund generally can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent those taxes are not offset by credits or deductions allowed to investors under federal income tax law, they may reduce the net return to the shareholders.

Forward Commitments, When-Issued Securities and Delayed-Delivery
Transactions. To the extent consistent with their respective investment objectives, each Select Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

When a Fund purchases securities on a when-issued basis or purchases or sells securities on a forward commitment basis generally the Fund intends to complete the transaction and actually purchase or sell the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, it will segregate liquid assets having a value (determined daily) at least equal to the amount of its purchase commitments until three days prior to the settlement date, or will otherwise cover its position. In the case of a forward commitment to sell portfolio securities, a Fund will segregate with its custodian the portfolio securities while the commitment is outstanding. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.


Futures and Options Generally. The Equity Funds may purchase or sell (i) put and call options on securities, indexes and other financial instruments and (ii) financial futures contracts and options thereon. The Equity Funds may enter into such futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodities Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, the Equity Funds may invest and reinvest in long or short positions in any of the instruments contemplated in this section. The Bond Funds may purchase and sell put and call options on fixed income securities, financial futures contracts and options on financial futures. In addition, the Bond Funds may invest in long or short positions in any of the instruments contemplated in this section. The Blended Funds may from time to


 14                                                               AB Funds Trust
time invest up to 10% of their assets directly in U.S. Treasury obligations, exchange-listed equity futures contracts and exchange listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. The Blended Funds may also sell exchange-listed equity futures contracts, U.S. Treasury Securities, and exchange listed U.S. Treasury futures contracts short to reduce exposure. The foregoing percentage limitations on long positions shall not apply to any short activity.


Cover Requirements. The Funds will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount, or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of a Fund's assets could impede portfolio management, or the Fund's ability to meet redemption requests or other current obligations.

Futures Contracts. To the extent a Fund enters into a futures contract, it will deposit in a segregated account with its custodian, cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the "initial margin"), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund's position, the Fund will be required to pay to the futures commission merchant an amount equal to such change in value. If the Fund has insufficient cash, it may have to sell portfolio securities at a time when it may be disadvantageous to do so in order to meet such daily variations in margins.

A financial futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases.

Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. A Fund may incur brokerage fees when it purchases or sells futures contracts.

Positions taken in the futures markets may not be held to maturity but instead may be liquidated through offsetting transactions which may result in a profit or loss. While each Fund's futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for it to do so.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at

Statement of Additional Information                                           15
any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

Financial Futures Contracts. Financial futures are contracts that obligate the holder to take or make delivery of a specified quantity of a financial instrument, such as a U.S. Treasury security or foreign currency, during a specified future period at a specified price. A "sale" of a financial futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a financial futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date.


Interest Rate Futures and Options. Interest rate futures contracts are contracts for the future delivery of U.S. government securities and index-based futures contracts. The value of these instruments changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.


A Fund may, for example, enter into interest rate futures contracts in order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed-income securities. For example, if a Fund owns bonds, and interest rates are expected to increase, it might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contract to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

Stock Index Futures Contracts. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

For example, an Equity Fund or Blended Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When a Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.

Options on Stock Index Futures. The Funds may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the

 16                                                               AB Funds Trust
difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

Bond Index Futures and Options Thereon. The Funds may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Funds' investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by them in other financial futures transactions. The Funds may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

Options Generally. Options may relate to particular securities, foreign and domestic securities indexes, financial instruments, foreign currencies or the yield differential between two securities and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities.

Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

When selling a call option, a Fund will segregate with its custodian (and mark-to-market daily) liquid assets that, when added to the amounts deposited as margin, equal the total market value of the investment underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same investment at a price no higher than the strike price of the call option, by owning the instruments underlying the contract, or by holding a separate call option permitting the Fund to purchase the same investment at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option, a Fund will segregate with its custodian (and mark-to-market daily) liquid assets that equal the purchase price of the investment underlying the put option, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same option, or by owning a separate put option permitting it to sell the same investment so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

With respect to yield curve options, a call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option it wrote less the value of the

Statement of Additional Information                                           17
option it holds. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these securities have not yet developed.

A Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by a Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in options. For example, there are significant differences among the securities, currency and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that

 18                                                               AB Funds Trust
class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Funds' investment goals and legally permissible for the Funds.

High Yield, High Risk Securities. The Extended-Duration Bond Fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("lower rated securities") or that are unrated but deemed equivalent to those rated below investment grade by the Sub-Adviser. The Medium-Duration Bond Fund may invest up to 10% of its assets in lower rated securities or securities that are unrated but deemed equivalent by the Sub-Adviser. The lower the ratings of such securities, the greater their risks. Lower rated securities generally offer a higher current yield than that available from higher grade issues and typically involve greater risk. The yields on lower rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment grade securities, lower rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit a Fund's ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund's net asset value. In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Trust's Board of Trustees.

Perceived credit quality in this market can change suddenly and unexpectedly and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.

Illiquid and Restricted Securities. A Fund will invest no more than 15% (10% with respect to the Money Market Fund) of the value of its net assets in illiquid securities. Generally, an "illiquid security" is any security that cannot be disposed of promptly (e.g., within seven days) and in the ordinary course of business at approximately the

Statement of Additional Information                                           19
amount at which the Fund has valued the instrument. It includes, among other things, repurchase agreements maturing in more than seven days.

Subject to this limitation, the Board of Trustees has authorized each Fund to invest in restricted securities where such investment is consistent with the Fund's investment goals and has authorized such securities to be considered liquid to the extent the Investment Adviser or Sub-Adviser determines that there is a liquid institutional or other market for such securities, such as restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), and for which a liquid institutional market has developed. The Board of Trustees will review periodically any determination by the Investment Adviser or Sub-Adviser to treat a restricted security as liquid, including the Investment Adviser's or Sub-Adviser's assessment of current trading activity and the availability of reliable price information.

Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than the same securities that are not restricted. If a Fund suddenly has to sell restricted securities, time constraints or lack of interested, qualified buyers may prevent the Fund from receiving the value at which the securities are carried on its books at the time of the sale. Alternatively, the Investment Adviser or Sub-Adviser may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.

Initial Public Offerings. The Equity Funds may purchase stock in an initial public offering ("IPO"). By definition, an IPO has not traded publicly until the time of its offering. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history, all of which may contribute to price volatility. IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries maybe regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Foreign IPOs are subject to foreign political and currency risks. Many IPOs are issued by undercapitalized companies of small or microcap size. Investing in IPOs entails other risks, including possible high portfolio turnover and limited liquidity.


Interest Rate Swaps, Floors and Caps and Currency Swaps. The Bond Funds may enter into interest rate swaps and may purchase interest rate floors or caps. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The International Equity Fund and the Bond Funds may also enter into currency swaps, which involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.


A Fund will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis, i.e. the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Adviser believe that such obligations do not

 20                                                               AB Funds Trust
constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions.

The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate or currency swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be segregated by the Funds.

If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.


Investment Companies. Each Select Fund may invest in shares of other investment companies, to the extent permitted by the 1940 Act and by exemptive orders granted by the SEC. This includes shares of other open-end, management investment companies (commonly called mutual funds), closed-end funds and exchange-traded funds. The SEC granted the Trust an exemptive order which permits the Select Funds (other than the Money Market Fund) to invest cash reserves in the Money Market Fund. This exemptive order requires that the Money Market Fund not acquire the securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act. Each Select Fund's aggregate investment of cash reserves in the Money Market Fund may not exceed 25% of the Select Fund's total assets.


Exchange-traded funds ("ETFs") are open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq National Market System. ETF shares such as iShares and SPDRs typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500 Index. There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. ETFs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. Individual shares of an ETF are generally not redeemable at their net asset value, but trade on an exchange during the day at prices that are normally close to, but not the same as, their net asset value. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their net asset values.

As described in the Prospectuses, the Blended Funds invest primarily in the shares of the Select Funds. This diversification offers the opportunity to benefit from a variety of investment approaches and strategies employed by experienced investment professionals.

The Funds may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger. The purchase of shares of other investment companies may result in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

Loan Participations. Each Bond Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Bond Funds

Statement of Additional Information                                           21
may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Purchases of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The Bond Funds invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loans interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, each Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of its limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Bond Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Sub-Advisers' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a Fund.

 22                                                               AB Funds Trust

Money Market Instruments. To the extent consistent with its investment objective and strategies, each Select Fund may invest a portion of its assets in short-term high-quality instruments, such as those that are eligible for investment by the Money Market Fund. The Blended Funds may from time to time invest up to 10% of their assets directly in U.S. Treasury obligations, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. In addition, each Select Fund (except the Money Market Fund) and Blended Fund may invest its cash reserves in shares of the Money Market Fund.

Municipal Instruments. The Bond Funds and the Money Market Fund may invest in obligations issued or guaranteed by municipalities and states. Municipal instruments are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities.

Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal instruments include both "general" and "revenue" obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of a private activity bond is usually directly related to the credit standing of the private user of the facility involved.

The Bond Funds and the Money Market Fund may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participations in a lease, an installment purchase contract or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial

Statement of Additional Information                                           23
receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments.

An issuer's obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.

Certain of the municipal instruments held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal instrument at the time of its original issuance. If the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

In addition, municipal instruments may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions that are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal instrument held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described under "Foreign Securities," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The Bond Funds may invest in municipal leases, which may be considered liquid under guidelines established by the Trust's Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Funds, under the supervision of the Sub-Adviser, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

Currently it is not the intention of any Bond Fund to invest more than 25% of the value of its total assets in municipal instruments whose issuers are in the same state.

Portfolio Turnover Rate. The higher the portfolio turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs and other direct transaction costs incurred. The Investment Adviser and Sub-Advisers do take these costs into account, since they affect overall investment performance. However, portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and requirements that enable the Funds to receive favorable tax treatment. The Funds are not restricted by policy with

 24                                                               AB Funds Trust
regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

Preferred Stocks. The Equity Funds and Bond Funds may invest in preferred stock. Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Real Estate Investment Trusts. Each Select Fund may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Repurchase Agreements. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Fund's custodian or subcustodian (if any) or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay and costs in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements. Each Select Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreement"). The Funds may use the proceeds of a reverse repurchase agreement to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

Statement of Additional Information                                           25

Securities Lending. The Select Funds may lend portfolio securities provided the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, obligations issued or guaranteed by the U.S. government or its agencies, or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.


The Funds have received an exemptive order from the SEC that permits each Fund to compensate The Northern Trust Company or an affiliated company of The Northern Trust Company for services provided as securities lending agent in connection with the Funds' participation in a securities lending program. The Northern Trust Company serves as custodian for the Funds and Northern Trust Investments, Inc., a wholly-owned subsidiary of The Northern Trust Company, serves as a Sub-Adviser to several of the Funds. The exemptive relief also permits each Fund to invest up to 25% of its total assets in shares of a money market fund managed by The Northern Trust Company, to manage cash collateral received in connection with securities lending. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions.



Small Company Securities. The Small Cap Equity Fund invests primarily in securities issued by smaller companies. Investing in the securities of smaller companies involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.



The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the net asset value of the Small Cap Equity Fund's shares will be more volatile than, and may fluctuate independently of, broad stock market indexes such as the S&P 500 Index.


The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when a Fund purchases thinly traded stock) and the effect of the "bid-ask" spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

Stripped Obligations. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and

 26                                                               AB Funds Trust

Principal of Securities." The Select Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds are able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.


In addition, to the extent consistent with their respective investment objectives and strategies, the Select Funds may acquire U.S. government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities that are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal income tax purposes. The Funds are unaware of any binding legislative, judicial or administrative authority on this issue.


The Select Funds may buy Treasury inflation-linked securities. When a Fund buys inflation-indexed securities, the Treasury Department pays the Fund interest on the inflation-adjusted principal amount. Competitive bidding before the security's issue determines the fixed interest or coupon rate. At maturity, the Treasury Department redeems the Fund's securities at their inflation-adjusted principal or par amount, whichever is greater. Treasury securities are backed by the full faith and credit of the U.S. government. Every six months Treasury will pay interest based on a fixed rate of interest at auction. Semiannual interest payments are determined by multiplying the inflation-adjusted principal amount by one-half the stated rate of interest on each interest payment date.


Other types of stripped securities may be purchased by the Bond Funds and Money Market Fund, including stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest payments ("interest only"), while the other class receives all of the principal repayments ("principal only"). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest is generally higher than prevailing market yields on other mortgage-backed obligations because its cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.


Supranational Organization Obligations. The Bond Funds and the Money Market Fund may invest in obligations of supranational organizations. Supranational organizations are international banking institutions designed or
Statement of Additional Information                                           27
supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational organizations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

Swaps. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A Fund's investment in swaps may involve a small investment relative to the amount of risk assumed. If the Sub-Adviser is incorrect in its forecasts, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreement or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and largely unregulated. In accordance with SEC requirements, a Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements. When an agreement provides for netting the payments by the two parties, the Funds will segregate only the amount of its net obligation, if any.

Equity Swaps. Each Equity Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indexes of stocks).

An Equity Fund will usually enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds' potential exposure, the Funds and their Sub-Advisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

Credit Default Swaps. Each Bond Fund may use credit default swaps. A credit default swap is a type of insurance against default by an issuer. The owner of protection pays an annual premium to the seller of protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the bond. It is important to understand that the seller of protection is buying credit exposure and the buyer of protection is selling credit exposure. The Bond Funds may act as seller or buyer. The premium on a credit default swap is paid over the term

 28                                                               AB Funds Trust
of the swap or until a credit event occurs. In the event of a default, the swap expires, the premium payments cease and the seller of protection makes a contingent payment to the buyer.

Currency Swaps. The International Equity Fund and the Bond Funds may enter into currency swaps, as described above under "Interest Rate Swaps, Floors and Caps and Currency Swaps." Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

Total Return Swaps. Each Select Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.

Temporary Defensive Positions. For temporary defensive purposes, the Funds may invest without limit in short-term high-quality money market obligations such as those eligible for purchase by the Money Market Fund. The Funds may also, for temporary defensive purposes, invest in shares of the Money Market Fund.


The Equity Index Fund. The Equity Index Fund seeks total return matching the total return performance of the S&P 500 Index. The S&P 500 Index is a market value-weighted index consisting of 500 common stocks that are traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq National Market System and selected by Standard & Poor's through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. Standard & Poor's primary objective for the S&P 500 Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P 500 Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected for inclusion by Standard & Poor's because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. Standard & Poor's makes no representation or warranty, implied or express, to purchasers of Equity Index Fund shares or any member of the public regarding the advisability of investing in the Fund or the ability of the S&P 500 Index to track general stock market performance.



As discussed in the Prospectuses, the Equity Index Fund is subject to the risk of tracking variance. It may exclude the stocks of certain companies included in the S&P 500 Index that are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. Tracking variance also may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund, and the resulting transaction costs may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate organizations are made to conform the Fund's holdings with its investment objective. Tracking variance may also occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the S&P 500 Index or the manner in which that Index is calculated or because the indexing and investment approaches of the Sub-Advisers do not produce the intended goal of the Fund. Tracking variance is monitored by the Investment Adviser at least quarterly. If the performance of the Equity Index Fund is not comparable to the performance of the S&P 500 Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to shareholders possible changes to the Fund's investment objective.


Statement of Additional Information                                           29

The Money Market Fund. The Money Market Fund is subject to diversification requirements. It will not invest more than 5% of its total assets in the securities (including securities collateralizing a repurchase agreement) of a single issuer, except that it may invest in U.S. government securities or repurchase agreements that are collateralized by U.S. government securities without any such limitation.


The Money Market Fund's diversification tests are measured at the time of initial purchases, and are calculated as specified in Rule 2a-7 under the 1940 Act, which may allow the Fund to exceed limits specified in the Prospectuses and this SAI for certain securities subject to guarantees or demand features. Rule 2a-7 also allows an exception for up to 3 business days from the diversification test for holding securities of one issuer, provided, among other things, that the securities are limited to first tier quality and constitute no more than 25% of the Money Market Fund's assets. The Fund will be deemed to satisfy the maturity, diversification, and quality requirements described in the Prospectuses and this SAI to the extent it satisfies Rule 2a-7 maturity requirements.



U.S. Government Obligations. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and stripped Treasury obligations and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.


Variable and Floating Rate Instruments. The Bond Funds and the Money Market Fund may invest in variable and floating rate instruments to the extent consistent with their investment objectives and policies described in the Prospectuses. Generally, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable SEC regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Variable and floating rate instruments eligible for purchase by the Funds include variable amount master demand notes (which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate), U.S., Yankee and Eurodollar floating rate notes, and (except for the Money Market Fund) leveraged inverse floating rate debt instruments and notes ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage interest in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.

Variable and floating rate instruments (including inverse floaters) held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

 30                                                               AB Funds Trust

Warrants and Rights. The Equity Funds may purchase warrants and rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants and rights do not necessarily correlate with the prices of the underlying shares. The purchase of warrants and rights involves the risk that a Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.


Yankee Bonds. To the extent consistent with their respective investment policies, each Bond Fund may invest in Yankee bonds. These are U.S. dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involves certain risks that are not typically associated with investing in domestic securities. These risks are set forth under "Foreign Securities" in this SAI.


Zero Coupon, Pay-In-Kind and Capital Appreciation Bonds. To the extent consistent with their respective investment policies, each Bond Fund and the Money Market Fund may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind ("PIK") securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.


Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, a Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Funds are nonetheless required to accrue income on such investments for each taxable year and generally are required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. (See "Taxation -- Tax Treatment of Fund Investments.") Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy these distribution requirements.


Statement of Additional Information                                           31

INVESTMENT RESTRICTIONS


Fundamental Investment Restrictions. The following investment restrictions are applicable to each Fund and are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund's outstanding shares, which as used herein and in the Prospectuses, means the lesser of: (1) 67% of such Fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund's outstanding shares. The Funds may not:


1. Invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board.


2. Purchase securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or, for the Money Market Fund, securities issued by domestic banks.



3. Borrow money or issue senior securities as defined in the 1940 Act, provided that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings, (b) the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes, and (c) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.



4. With respect to 75% of a Fund's total assets, purchase securities of any one issuer if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies. The Money Market Fund is further subject to the diversification requirements of Rule 2a-7 under the 1940 Act.


5. Make loans or lend securities, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

6. Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

 32                                                               AB Funds Trust

7. Underwrite securities issued by any other person, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

8. Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivatives.


The Funds are seeking exemptive relief from the SEC to allow each Fund to participate in a credit facility whereby each Fund, under certain conditions, would be permitted to lend money directly to and borrow directly from other Funds for temporary purposes. It is anticipated that the credit facility will provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility would provide a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.



After exemptive order is granted and if majority shareholder approval is obtained, the fundamental lending policy will be changed to read as follows:



Make loans or lend securities, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction:
(1) the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan; and (2) the participation of each Fund in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the Securities and Exchange Commission and any conditions thereto, will not be considered the making of loans.


Non-Fundamental Investment Restrictions. The Funds have adopted the following non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Unless otherwise indicated, these non-fundamental restrictions apply to all the Funds.

1. A Fund shall not invest in companies for purposes of exercising control or management.

2. A Fund shall not purchase securities on margin, except that a Fund may obtain short-term credits necessary for the clearance of transactions and may make margin deposits not exceeding 5% of its total assets in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

3. A Fund shall not sell securities short, unless the Fund owns or has the absolute and immediate right to acquire securities equivalent in kind and amount to the securities sold short without additional cash consideration or, if additional cash consideration is required to exercise the right to obtain the securities, liquid assets in the amount of such cash consideration is segregated. Provided, however, that the Funds may maintain short positions in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Statement of Additional Information                                           33

4. A Fund shall not purchase any portfolio security while borrowings representing more than 5% of the Fund's total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

5. A Fund shall invest no more than 15% (10% with respect to the Money Market
   Fund) of the value of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

6. A Fund may invest in shares of investment companies only to the extent permitted by the 1940 Act and by exemptive orders granted by the SEC.

7. Each of the Bond Funds, the Equity Index Fund, the Growth Equity Fund, the Value Equity Fund, the Small Cap Equity Fund, and the International Equity Fund shall not change its policies regarding the investment of 80% of its assets consistent with its name without 60 days' prior notice to its shareholders.

If a percentage restriction on the investment or use of assets set forth in the Prospectuses or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. It is the intention of the Funds, unless otherwise indicated, that with respect to their policies that are a result of application of law, they will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws. None of these restrictions are intended to limit investments by the Blended Funds in shares of the Select Funds.

MANAGEMENT OF THE FUNDS


The Board of Trustees. The operations of each Fund are under the direction of the Board of Trustees. The Board establishes each Fund's policies and oversees and reviews the management of each Fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds. The Trustees and executive officers of the Funds, their ages, business addresses and their principal occupations during the past five years are set forth below.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                      IN FUND
                                    TERM OF OFFICE                                    COMPLEX          OTHER TRUSTEESHIPS/
NAME, (DATE OF BIRTH), ADDRESS AND  AND LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN            DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)        DURING PAST 5 YEARS        BY TRUSTEE          HELD BY TRUSTEE
----------------------------------  --------------      -----------------------      ----------        -------------------
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Mr. Earl B. Patrick (6/3/44)         Since 2000    President and Chief Operating       13       Earl B. Patrick,
 Jim Stewart Realtors, Inc.                         Officer, Jim Stewart, Realtors,              Inc. -- President, Director
 500 N. Valley Mills Drive                          Inc. d/b/a Coldwell Banker Jim               (Real Estate Brokerage)
 Waco, TX 76710                                     Stewart, Realtors,                           JSR Building Partnership --
 Trustee                                            1975 - present.                              Managing Partner (Real Estate
                                                                                                 Investments)
                                                                                                 JSR Land
                                                                                                 Partnership -- Managing Partner
                                                                                                 (Real Estate Investments)
                                                                                                 Meadowlake Center -- Managing
                                                                                                 Partner (Real Estate
                                                                                                 Investments)
------------------------------------------------------------------------------------------------------------------------------------
 Joseph A. Mack (11/22/39)           Since 2002*    Director, Christian Life            13       N/A
 3400 Wilmont Avenue                                Concerns, South Carolina
 Columbia, SC 29205                                 Baptist Convention,
 Trustee                                            1999 -- Present; Deputy
                                                    Director, SC Retirement Systems
                                                          .
------------------------------------------------------------------------------------------------------------------------------------


 34                                                               AB Funds Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                      IN FUND
                                    TERM OF OFFICE                                    COMPLEX          OTHER TRUSTEESHIPS/
NAME, (DATE OF BIRTH), ADDRESS AND  AND LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN            DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)        DURING PAST 5 YEARS        BY TRUSTEE          HELD BY TRUSTEE
----------------------------------  --------------      -----------------------      ----------        -------------------
------------------------------------------------------------------------------------------------------------------------------------
 James Ray Taylor (10/19/33)         Since 2002*    Retired since 1994.                 13       N/A
 3009 Tanglewood Park West
 Fort Worth, TX 76109
 Trustee
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------
 George Tous van Nijkerk (8/12/39)    Since 2000    Administrative Services             13       Annuity Board -- Trustee
 2401 Cedar Springs Road                            Director, Providence Baptist                 Grace Christian
 Dallas, TX 75201-1407                              Church, 1991 - Present.                      School -- Treasurer
 Trustee                                                                                         Biblical Theological Seminary
                                                                                                 of Poland -- Board Member
------------------------------------------------------------------------------------------------------------------------------------
 Gerald B. Jones (5/24/32)            Since 2000    Chairman, Jones Motorcars, Inc.     13       Annuity Board -- Trustee
 Jones Motorcars, Inc.                              1957 - Present; Director, Bank
 3535 N. College Avenue                             of Arkansas, 1996 - Present.
 Fayetteville, AR 72703-5108
 Trustee
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS WHO ARE NOT TRUSTEES(3)
------------------------------------------------------------------------------------------------------------------------------------
 O.S. Hawkins (8/6/47)                Since 2000    President and CEO, Annuity          N/A                    N/A
 2401 Cedar Springs Road                            Board of the Southern Baptist
 Dallas, TX 75201-1407                              Convention, 1997 - Present;
 President                                          Pastor, First Baptist Church,
                                                    1993 - 1997.
------------------------------------------------------------------------------------------------------------------------------------
 John R. Jones (12/6/53)              Since 2000    Executive Vice President and        N/A                    N/A
 2401 Cedar Springs Road                            Chief Operating Officer,
 Dallas, TX 75201-1407                              Annuity Board of the Southern
 Senior Vice President                              Baptist Convention,
                                                    1995 - Present.
------------------------------------------------------------------------------------------------------------------------------------
 Rodric E. Cummins (6/28/57)          Since 2000    Executive Officer and Chief         N/A                    N/A
 2401 Cedar Springs Road                            Investment Officer, Annuity
 Dallas, TX 75201-1407                              Board of the Southern Baptist
 Vice President and Investment                      Convention, 1998 - Present;
 Officer                                            Baptist Foundation of Texas
                                                    1984 - 1998.
------------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Billinger (12/5/46)       Since 2000    Executive Officer and               N/A                    N/A
 2401 Cedar Springs Road                            Treasurer, Annuity Board of the
 Dallas, TX 75201-1407                              Southern Baptist Convention,
 Vice President and Treasurer                       1995 - Present.
------------------------------------------------------------------------------------------------------------------------------------
 Rodney R. Miller (5/23/53)           Since 2000    General Counsel, Legal and          N/A                    N/A
 2401 Cedar Springs Road                            Compliance, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Secretary                       Convention, 1995 - Present.
------------------------------------------------------------------------------------------------------------------------------------



*The election of Messrs. Mack and Taylor as Trustees will be effective May 14, 2002.



(1)Each Trustee serves for an indefinite term, until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.



(2)Messrs. Tous van Nijkerk and Jones are "interested persons" of the Trust as the term is defined in the 1940 Act due to their positions on the Board of Trustees of the Annuity Board.



(3)The executive officers of the Trust may be deemed to be affiliates of the Investment Adviser due to their positions with the Investment Adviser and/or the Annuity Board.



RESPONSIBILITIES OF THE BOARD AND COMMITTEES



Board. The primary responsibility of the Board is to represent the interests of the shareholders of the Trust and to provide oversight management of the Trust. Currently, the Board is comprised of five individuals, two of whom are considered "interested" Trustees as defined by the 1940 Act due to their positions on the Board of Trustees of the Annuity Board. The remaining Trustees are referred to as "Disinterested" or "Independent" Trustees. There currently is one vacancy for an Independent Trustee. The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. All Trustees serving on the Trust's Board at all times must be active members of a Baptist church in friendly cooperation with the Southern Baptist


Statement of Additional Information                                           35

Convention. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Trustee. Currently, the Board has a Nominating Committee, an Audit Committee and a Valuation Committee. The responsibilities of each committee and its members are described below.



Nominating Committee. The Board has a Nominating Committee, comprised only of the Independent Trustees, Messrs. Patrick, Mack and Taylor. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. Upon the written request of shareholders holding at least 50% of the Trust's outstanding shares, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustee as are specified in the written request. During the fiscal year ended December 31, 2001, there were no meetings of the Nominating Committee.



Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, Messrs. Patrick, Mack and Taylor. Pursuant to its charter, the Audit Committee which has the responsibility, among other things, to (1) recommend the selection of the Trust's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended December 31, 2001, there were no meetings of the Audit Committee.



Valuation Committee. The Board has a Valuation Committee, comprised of all the Trustees, certain officers of the Trust and two employees of PFPC, Inc., which provides accounting and administration services to the Funds. The Valuation Committee reviews and monitors the Valuation Procedures adopted by the Board. The Valuation Committee is responsible for determining the fair value of each Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an adhoc basis to discuss issues relating to the valuation of securities held by the Funds. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee's meeting. During the fiscal year ended December 31, 2001, there were three meetings of the Valuation Committee.



Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all of the Funds (which for each Trustee comprise all registered investment companies within the Trust's family of investment companies overseen by him), as of December 31, 2001.


 36                                                               AB Funds Trust

--------------------------------------------------------------------------

                             DOLLAR RANGE OF EQUITY SECURITIES IN EACH
NAME OF TRUSTEE                        PORTFOLIO OF THE TRUST
---------------              -----------------------------------------
--------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------
--------------------------------------------------------------------------
 George Tous van Nijkerk  $1-$10,000 in the Equity Index Fund
                          $10,001-$50,000 in the Value Equity Fund
                          $10,001-$50,000 in the Growth Equity Fund
                          $10,001-$50,000 in the Small Cap Equity Fund
                          $10,001-$50,000 in the International Equity Fund
--------------------------------------------------------------------------
 Gerald B. Jones          NONE
--------------------------------------------------------------------------
--------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------
--------------------------------------------------------------------------
 Earl B. Patrick          NONE
--------------------------------------------------------------------------
 Joseph A. Mack           $10,001-$50,000 in the Growth Equity Fund
--------------------------------------------------------------------------
 James Ray Taylor         NONE
--------------------------------------------------------------------------
--------------------------------------------------------------------------

------------------------  --------------------------------------------------------------
                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                          REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE WITHIN
NAME OF TRUSTEE                       THE FAMILY OF INVESTMENT COMPANIES
---------------           ----------------------------------------------------------
--------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------
--------------------------------------------------------------------------
 George Tous van Nijkerk  $50,001-$100,000
--------------------------------------------------------------------------
 Gerald B. Jones          NONE
--------------------------------------------------------------------------
--------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------
--------------------------------------------------------------------------
 Earl B. Patrick          NONE
--------------------------------------------------------------------------
 Joseph A. Mack           $10,001-$50,000
--------------------------------------------------------------------------
 James Ray Taylor         NONE
--------------------------------------------------------------------------
--------------------------------------------------------------------------



As a group, the Trustees and officers of the Trust owned less than 1% of each Class of a Fund, as of April 15, 2002.



As of December 31, 2001, the Independent Trustees or their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Trust's Investment Adviser, Sub-Advisers or Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Investment Adviser, Sub-Advisers or Distributor.



Mr. Taylor has been retired since 1994. He was formerly a trustee of the Annuity Board, a non-profit corporation of which the Investment Adviser is a wholly-owned subsidiary. Mr. Taylor ceased to perform any duties as trustee of the Annuity Board in February 2000, when he attended his last Annuity Board meeting. Mr. Taylor volunteered his time as trustee of the Annuity Board and did not receive any compensation. Mr. Taylor was one of approximately fifty Annuity Board trustees, whose primary duties related to oversight of various pension and benefit plans established and administered by the Annuity Board for various Southern Baptist entities.



Mr. Mack is a beneficiary of health plan sponsored by the Annuity Board, and a beneficiary of the South Carolina Baptist Convention Annuity Plan.


The Trust pays no compensation to the Trustees. The Trust reimburses Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.


The Investment Adviser. The Funds have employed SBC Financial Services, Inc., a Texas non-profit corporation, as their Investment Adviser. The Annuity Board is the sole member of, and therefore controls, the Investment Adviser. The Annuity Board also controls SBC Trust Services, Inc., a Texas non-profit corporation which serves as custodian of certain IRAs invested in the Funds. Thus, the Trust, SBC Financial Services, Inc., and SBC Trust Services, Inc. are under the common control of the Annuity Board. The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. The Annuity Board is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia non-profit corporation, is the sole member.


The Funds and the Investment Adviser have entered into an Investment Advisory Agreement with respect to each Fund which is renewable annually, after an initial term of two years, by the Board of Trustees or by votes of a

Statement of Additional Information                                           37
majority of each Fund's outstanding voting securities. The Agreement will continue in effect from year to year thereafter only if such continuance is approved annually by either the Board of Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund, and in either case by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party to the Agreements, voting in person at a meeting called for the purpose of voting on such approvals. The Agreement may be terminated at any time without penalty by the Board of Trustees, by votes of the shareholders or by the Investment Adviser, upon sixty days written notice. The Agreement terminates automatically if assigned.

The Sub-Advisers. The Investment Adviser and the Trust have entered into Sub-Advisory Agreements with the Sub-Advisers to manage each Select Fund's investment securities. It is the responsibility of the Sub-Advisers, under the general supervision of the Investment Adviser, to make day-to-day investment decisions for the Select Funds. The Sub-Advisers also place purchase and sell orders for portfolio transactions of the Select Funds in accordance with each Select Fund's investment objectives and policies. The Investment Adviser allocates the portion of each Select Fund's assets for which a Sub-Adviser will make investment decisions. The Investment Adviser may make reallocations at any time in its discretion.

Continuance of the Sub-Advisory Agreements, after the second year, must be specifically approved at least annually (i) by vote of the Trustees or by vote of the shareholders of the Funds, and (ii) by vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreements or "interested persons" of any part thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreements will terminate if assigned, and are terminable at any time without penalty by the Sub-Adviser or by the Trustees of the Funds, or by a majority of the outstanding shares of the Funds, on 60 days' written notice to the Investment Adviser and the Sub-Advisers.


Advisory Fees. Under the Investment Advisory Agreement and Sub-Advisory Agreements, each Fund pays to the Investment Adviser and its Sub-Advisers advisory fees, which are computed daily and paid monthly, based on annual rates of the Fund's average net assets.



In approving the Investment Advisory Agreement and the Sub-Advisory Agreements, the Trustees (including all of the Independent Trustees) primarily considered whether approving the Investment Advisory Agreement and the Sub-Advisory Agreements would be in the best interest of each Fund and its shareholders, an evaluation largely based on the nature and quality of the services to be provided under the Agreements and the overall fairness of the agreement to the Funds.



The Board of Trustees considered, among other matters: (1) the nature and quality of services proposed to be provided by the Investment Adviser and each Sub-Adviser, including the Investment Adviser and each Sub-Adviser's performance record (because the Funds had not commenced operations when these Agreements were considered, there was no Fund-specific performance to be reviewed by the Board); (2) whether each Fund and its shareholders might benefit from any economies of scale; (3) whether the Investment Adviser and Sub-Advisers would receive fall-out benefits that should be taken into consideration in negotiating the fee; and (4) the investment advisory fees paid by comparable investment companies. The Board also considered voluntary limits on Fund expenses undertaken by the Investment Adviser. In considering these matters, the Independent Trustees met separately with experienced 1940 Act counsel that is independent of the Investment Adviser and the Distributor.


 38                                                               AB Funds Trust

For the fiscal period ended December 31, 2001, advisory fees paid to the Investment Adviser and the aggregate advisory fees paid to the Sub-Advisers were as follows:



                                                    FEES PAID TO              FEES PAID TO
FUND                                             INVESTMENT ADVISER           SUB-ADVISERS
-----------------------------------------------------------------------------------------------------------
Flexible Income                                      $ 100,306                 $   2,088
-----------------------------------------------------------------------------------------------------------
Growth & Income                                        400,206                     6,553
-----------------------------------------------------------------------------------------------------------
Capital Opportunities                                  300,598                     6,209
-----------------------------------------------------------------------------------------------------------
Global Equity                                          273,081                     6,096
-----------------------------------------------------------------------------------------------------------
International Equity                                 1,277,796                 1,350,527
-----------------------------------------------------------------------------------------------------------
Small Cap Equity                                       325,924                   867,354
-----------------------------------------------------------------------------------------------------------
Growth Equity                                        2,237,110                 1,234,742
-----------------------------------------------------------------------------------------------------------
Value Equity                                         1,715,716                 1,014,154
-----------------------------------------------------------------------------------------------------------
Equity Index                                           201,454                    35,470
-----------------------------------------------------------------------------------------------------------
Money Market                                           498,327                   231,369
-----------------------------------------------------------------------------------------------------------
Extended-Duration Bond                                 388,117                   324,382
-----------------------------------------------------------------------------------------------------------
Medium-Duration Bond                                   681,475                   614,584
-----------------------------------------------------------------------------------------------------------
Low-Duration Bond                                      582,246                   604,206
-----------------------------------------------------------------------------------------------------------



The Investment Adviser has agreed, through July 15, 2003, to waive fees and reimburse expenses of the Retail Class, Retirement Class and Institutional Class of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, a specified annual percentage rate of each Class' average daily net assets, which are set forth in the prospectuses. For the fiscal period ended December 31, 2001, the Investment Adviser waived fees and reimbursed expenses as follows:



                                                             FEES                FEES
FUND                                                        WAIVED            REIMBURSED
---------------------------------------------------------------------------------------------------------
Flexible Income                                             $68,066             $  --
---------------------------------------------------------------------------------------------------------
Growth & Income                                             118,136                --
---------------------------------------------------------------------------------------------------------
Capital Opportunities                                       93,456                 --
---------------------------------------------------------------------------------------------------------
Global Equity                                               86,157                 --
---------------------------------------------------------------------------------------------------------
International Equity                                        527,018                --
---------------------------------------------------------------------------------------------------------
Small Cap Equity                                            218,693                --
---------------------------------------------------------------------------------------------------------
Growth Equity                                               547,419                --
---------------------------------------------------------------------------------------------------------
Value Equity                                                219,781                --
---------------------------------------------------------------------------------------------------------
Equity Index                                                134,798                --
---------------------------------------------------------------------------------------------------------
Money Market                                                121,206                --
---------------------------------------------------------------------------------------------------------
Extended-Duration Bond                                      94,193                 --
---------------------------------------------------------------------------------------------------------
Medium-Duration Bond                                        318,710                --
---------------------------------------------------------------------------------------------------------
Low-Duration Bond                                           237,719                --
---------------------------------------------------------------------------------------------------------


Statement of Additional Information                                           39

The Funds have applied to the SEC for an exemptive order that would permit the Investment Adviser, subject to approval by the Board of Trustees, to hire and terminate Sub-Advisers without shareholder approval, provided that shareholders of the applicable Select Fund will be notified of such a change within 90 days.


Control Persons of Sub-Advisers. The following is a description of parties who control the Sub-Advisers.


MONEY MARKET FUND:

BlackRock Institutional Management Corporation, Wilmington, Delaware: The firm is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group. In 1995, BlackRock was acquired by The PNC Financial Services Group (formerly PNC Bank), one of the largest diversified financial services organizations in the United States. During the first quarter of 1998, all PNC asset managers were consolidated under BlackRock. At the time, BlackRock's managing directors purchased approximately 20% of the firm's equity from PNC and signed long-term contracts, ensuring continued stability in, and direction to, the organization. All of BlackRock's founders have continued with the expanded company. On October 1, 1999, BlackRock, Inc. completed an initial public offering of 14% of its common stock. No insiders sold stock in the offering, and PNC remains the majority owner with a 70% stake. In connection with the offering, employee ownership was expanded from 40 professionals to over 250 employees, who collectively own 16% of the company.

LOW-DURATION BOND FUND:

BlackRock Advisors, Inc., Wilmington, Delaware: The firm is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group. In 1995, BlackRock was acquired by The PNC Financial Services Group (formerly PNC Bank), one of the largest diversified financial services organizations in the United States. During the first quarter of 1998, all PNC asset managers were consolidated under BlackRock. At the time, BlackRock's managing directors purchased approximately 20% of the firm's equity from PNC and signed long-term contracts, ensuring continued stability in, and direction to, the organization. All of BlackRock's founders have continued with the expanded company. On October 1, 1999, BlackRock, Inc. completed an initial public offering of 14% of its common stock. No insiders sold stock in the offering, and PNC remains the majority owner with a 70% stake. In connection with the offering, employee ownership was expanded from 40 professionals to over 250 employees, who collectively own 16% of the company.


Pacific Investment Management Company LLC ("PIMCO"), Newport Beach,
California: PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a subsidiary of Allianz Dresdner Asset Management of America L.P., formerly PIMCO Advisors L.P. ("ADAM LP"). ADAM LP was organized as a limited partnership under Delaware law in 1987. ADAM LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with two members, ADAM U.S. Holding LLC, a Delaware limited liability company and Pacific Asset Management, LLC, a Delaware limited liability company. ADAM U.S. Holding LLC's sole member is Allianz Dresdner Asset Management of America LLC, a Delaware limited liability company, which is a wholly-owned subsidiary of Allianz of America, Inc., which is wholly owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding


 40                                                               AB Funds Trust

Company. Allianz A.G. indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company is a California-based insurance company. Allianz AG is a European-based multinational insurance and financial services holding company.



Payden & Rygel, Los Angeles, California: Payden & Rygel is a privately held, independent investment management organization owned by nine senior employees who are actively involved in the day-to-day operations of the firm. The following are the names of the controlling employees: Payden, Joan; Matthews, Brian; Orndorff, Christopher; Sarni, James; Syal, Mary Beth; Weiner, Scott; Garlock, Edward; Joshi, Asha and Zimmerman, Laura.



Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.


MEDIUM-DURATION BOND FUND:


Goldman Sachs Asset Management ("GSAM"), New York, New York: GSAM is a business unit of the Investment Management Division of Goldman, Sachs & Co. The Goldman Sachs Group, L.P., which controlled GSAM, merged into The Goldman Sachs Group, Inc. as a result of an initial public offering. Goldman, Sachs & Co., founded in 1869, is the principal United States broker-dealer subsidiary of The Goldman Sachs Group, Inc. Headquartered in New York, GSAM has 16 offices worldwide.


Pacific Investment Management Company LLC, Newport Beach, California: PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), which was organized as a limited partnership under Delaware law in 1987. PIMCO Advisors sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company, which is owned by Pacific Asset Management LLC and PIMCO Holding LLC. PIMCO Holding LLC's sole member is Allianz GP Sub LLC, which is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual holding Company. Allianz A.G. indirectly holds a controlling interest in PIMCO Advisors. Pacific Life Insurance Company is a California-based insurance company. Allianz AG is a European-based multinational insurance and financial services holding company.


Western Asset Management Company, Pasadena, California: Western Asset is owned by Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland.



Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.


Statement of Additional Information                                           41

EXTENDED-DURATION BOND FUND:

Loomis, Sayles & Company, L.P., Boston, Massachusetts: Loomis, Sayles & Company L.P. is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, L.P., which is a wholly-owned subsidiary of Nvest Companies. Nvest Companies' general partner, CDCAM North America, LLC, is a wholly-owned subsidiary of CDC Asset Management North America Corporation, which is the sole limited partner of Nvest Companies and a wholly-owned subsidiary of CDC Asset Management S.A., a French Company. CDC Asset Management is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse National des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.


STW Fixed Income Management Ltd. ("STW"), Santa Barbara, California: STW's controlling person is Billy Williams, CEO and CIO, who owns 100% of the common stock.



Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.


EQUITY INDEX FUND:

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

VALUE EQUITY FUND:


Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS"), Dallas, Texas: BHMS is wholly-owned by Old Mutual Asset Managers (US) LLC, which is a wholly-owned subsidiary of Old Mutual plc, an international financial services group based in London.


Equinox Capital Management, LLC, New York, New York: Equinox Capital Management, LLC is owned entirely by active employees. It is not affiliated with, nor participates in joint ventures with, any other firm. Ronald J. Ulrich, Chairman, owns a controlling interest.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

Numeric Investors L.P., Cambridge, MA: Numeric is a Delaware limited partnership. The general partner is WBE & Associates ("WBE") and WBE is wholly-owned by LJM Corp ("LJM"). Langdon Wheeler is the majority owner of LJM. Numeric's limited partners are: Strategic Investment Management, Strategic Investment Partners, GML Corp., John Bogle, Jr., Mark Engerman and Dan Lehan.

 42                                                               AB Funds Trust

GROWTH EQUITY FUND:


Dresdner RCM Global Investors LLC, San Francisco, California: Dresdner is a wholly-owned subsidiary of Dresdner Bank AG. In 2001, Allianz, a German insurance company, acquired a controlling interest in Dresdner Bank AG. Allianz and Dresdner are committed to the integrity of their investment platform and the retention and overall well-being of employees is key. Dresdner does not anticipate that there will be any changes to the portfolio management of the fund.


Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

Provident Investment Counsel, Inc. ("PIC"), Pasadena, California: PIC is wholly-owned by Old Mutual plc, a United Kingdom-based financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance.


The TCW Group has been providing investment management services since 1971. The group principally includes the parent company, The TCW Group, Inc.; Trust Company of the West, an independent trust company chartered by the State of California; TCW Asset Management Company (TAMCO); TCW Investment Management Company (TIMCO); and TCW London International, Limited (TCW London). TAMCO, TIMCO and TCW London are investment advisors registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. TCW is further divided into three divisions for AIMR compliance purposes: the Marketable Securities Division; the Alternative Investments and Structured Products Division; and the Managed Accounts Division. On July 6, 2001, The TCW Group, Inc. became an indirect subsidiary of Societe Generale, S.A., upon the sale of a 51% of its outstanding voting shares of stock to Societe Generale Asset Management, S.A. (SGAM). Societe Generale, S.A. is a publicly held financial firm headquartered in Paris, France. Between 2003 and 2006, SGAM will acquire another 19% stake in TCW, for a total ownership position of 70%. The remaining 30% ownership of TCW will remain in the firm and will be sold back to other TCW employees by existing TCW shareholders as they retire or leave the firm. Of the percentage remaining at TCW, approximately 97% is owned by it's active senior employees and 3% owned by certain outside directors.


SMALL CAP EQUITY FUND:

Aronson+Partners, Philadelphia, Pennsylvania: Aronson+Partners is wholly-owned and operated by seven active partners. Founder of the firm, Theodore R. Aronson, whose ownership in the firm is greater than 25%, is the only control person.


High Rock Capital LLC, Boston, Massachusetts: High Rock is a limited liability company organized under the laws of Delaware. David Diamond, founder and portfolio manager, is the sole member of the LLC.


Provident Investment Counsel, Inc., Pasadena, California: PIC is wholly-owned by Old Mutual plc, a United Kingdom-based financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance.
Statement of Additional Information                                           43

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.


Westpeak Global Advisors, L.P., Boulder, Colorado: Westpeak is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is the investment arm of France's Caisse des Depots et Consignations (CDC), a major diversified financial institution.


INTERNATIONAL EQUITY FUND:

Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc., a financial services holding company.


Delaware International Advisers, Ltd, London, England: Delaware International Advisers Ltd. was founded in 1990. Delaware International is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc., a Delaware corporation founded in 1988. Delaware Management Holdings, Inc. is also the parent company of Delaware Investment Advisers and Delaware Management Company, which trace their origins to an investment counseling service started in Philadelphia in the 1920's. In April 1995, Delaware was acquired by Lincoln National Corporation (NYSE-LNC), a prominent financial services holding company. Headquartered in Philadelphia, Lincoln National Corporation has consolidated assets of approximately $90 billion and annual consolidated revenues of $6.9 billion. Delaware is an indirect, wholly-owned subsidiary of Lincoln National Corporation.



Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis Asset Managers Limited was formed in 1990 and is affiliated through common management with the Genesis Group, an independent Group which specializes in the investment management of institutional funds in Emerging Markets. As of March 31, 2002 the Group had assets of some $4,000 million under management. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists within the Genesis Group.



Philadelphia International Advisors, L.P., Philadelphia,
Pennsylvania: Philadelphia International Advisors, L.P. ("PIA") is a registered investment adviser with the SEC and is a limited partnership with Glenmede Trust Company. The general partner is Philadelphia International Partners, L.P., the principals of which were Glenmede's international equity senior management team. The Glenmede Trust Company transferred its international equities business to PIA effective January, 2002.


Montgomery Asset Management LLC ("MAM"), San Francisco, California: MAM is a subsidiary of Commerzbank AG, which, founded in 1870, is among the largest German commercial banks.


Oechsle International Advisors, LLC, Boston, Massachusetts: Oechsle International Advisors, LLC is a Delaware limited liability company. Oechsle Group, LLC, also a Delaware limited liability company, is its Member Manager. Oechsle Group, LLC controls Oechsle International Advisors, LLC. Oechsle Group, LLC is controlled by the Executive Managing Principals. The Executive Managing Principals are: S. Dewey Keesler, Managing Principal and Chief Investment Officer; L. Sean Roche, Managing Principal and Chief Operating Officer; Stephen
P. Langer, Managing Principal and Director of Marketing; and Warren R. Walker, Managing Principal. Oechsle


 44                                                               AB Funds Trust

Group, LLC does not engage in business activities other than the day-to-day management of Oechsle International Advisors, LLC.


Walter Scott & Partners Limited, Edinburgh, Scotland: Walter Scott & Partners, established in 1983, is an independent investment management firm. It is wholly owned by active employees. The founders and senior investment professionals have in excess of 15 years experience each investing in the equity around the world.



Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.


BLENDED FUNDS:

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.


Fund Expenses. Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants and legal counsel; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares. In addition, the Fund may allocate transfer agency and certain other expenses by Class.



Fund Brokerage. The Investment Adviser and Sub-Advisers, in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either, (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Investment Adviser or Sub-Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Investment Adviser or Sub-Advisers may use research and services provided to it by brokers and dealers in servicing all its clients.


The Investment Adviser or Sub-Adviser may, from time to time, receive services and products which serve both research and non-research functions. In such event, the Investment Adviser or Sub-Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

Subject to its obligation to seek best execution, the Investment Adviser may direct the Sub-Advisers to place trades through designated brokers who have agreed to pay certain transfer agency, custody or other operating expenses that the Funds would otherwise be obligated to pay. Fund orders may be placed with an affiliated broker-dealer. Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services
Statement of Additional Information                                           45
being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers. Over-the-counter transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.

If the Investment Adviser or Sub-Adviser provides investment advisory services to individuals and other institutional clients, there may be occasions on which these investment advisory clients may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Investment Adviser or Sub-Adviser believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Investment Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.


The Select Funds have obtained an exemptive order from the SEC that allows, subject to certain conditions, each Sub-Adviser that provides investment advice to a Select Fund or a portion thereof to, with respect to the assets under its control: (A) engage in certain principal and brokerage transactions that would otherwise be prescribed by the 1940 Act with a broker-dealer that is either (i) a Sub-Adviser to another portion of the same Select Fund or to another Select Fund, or (ii) an affiliated person of a Sub-Adviser to another portion of the same Select Fund; and (B) acquire securities of a Sub-Adviser, or its affiliate, to another portion of the same Select Fund. SBC Financial believes that allowing a Select Fund or a portion thereof advised by one Sub-Adviser to purchase securities from another Sub-Adviser or its affiliates will expand the Select Funds' investment options without exposing the Select Funds to the potential abuses of self-dealing.



For the fiscal period ended December 31, 2001, the aggregate dollar amount of brokerage commissions paid by each Fund was as follows:



                                                           AGGREGATE DOLLAR AMOUNT OF
FUND                                                       BROKERAGE COMMISSIONS PAID
------------------------------------------------------------------------------------------------------
Flexible Income Fund                                                $    296
------------------------------------------------------------------------------------------------------
Growth & Income Fund                                                   1,984
------------------------------------------------------------------------------------------------------
Capital Opportunities Fund                                             2,600
------------------------------------------------------------------------------------------------------
Global Equity Fund                                                     3,184
------------------------------------------------------------------------------------------------------
Money Market Fund                                                         --
------------------------------------------------------------------------------------------------------
Low-Duration Bond Fund                                                 9,491
------------------------------------------------------------------------------------------------------
Medium-Duration Bond Fund                                             34,028
------------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund                                            1,005
------------------------------------------------------------------------------------------------------
Equity Index Fund                                                     46,107
------------------------------------------------------------------------------------------------------
Value Equity Fund                                                    775,337
------------------------------------------------------------------------------------------------------
Growth Equity Fund                                                   320,499
------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                                                411,182
------------------------------------------------------------------------------------------------------
International Equity Fund                                            442,056
------------------------------------------------------------------------------------------------------



During the fiscal period ended December 31, 2001, certain portfolio transactions for the Medium-Duration Bond Fund were executed through broker-dealers affiliated with the Fund's Sub-Adviser directing the


 46                                                               AB Funds Trust
applicable transactions as follows. (The remaining Funds did not execute trades through broker-dealers affiliated with the Sub-Adviser directing transactions.)



                                                                     PERCENTAGE OF
                                                  AGGREGATE DOLLAR    THE FUND'S      PERCENTAGES OF
                                                     AMOUNT OF         AGGREGATE        THE FUND'S
                                                     BROKERAGE         BROKERAGE     AGGREGATE DOLLAR
                                 AFFILIATED         COMMISSIONS       COMMISSIONS       AMOUNT OF
      BROKER-DEALER             SUB-ADVISER             PAID             PAID          TRANSACTIONS
----------------------------------------------------------------------------------------------------------
                             Goldman Sachs
Goldman Sachs                Asset Management          $2,980           8.76%             13.29%
----------------------------------------------------------------------------------------------------------
                             PIMCO Asset
Deutsche Bank Alex Brown     Management LLC               824           2.42%              2.12%
----------------------------------------------------------------------------------------------------------


---------------


*Less than 1%



As of the close of the fiscal period ended December 31, 2001, the Funds' aggregate holdings of securities of their regular broker-dealers or their parents were as follows:



                                                             DOLLAR VALUE OF SECURITIES
                                                                       OWNED
                                                                  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
Bear Stearns & Co., Inc.                                                44,937
----------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co.                                                    25,000
----------------------------------------------------------------------------------------------------------
J.P. Morgan Securities, Inc.                                            12,500
----------------------------------------------------------------------------------------------------------
Merrill Lynch, Pierce, Fenner & Smith, Inc.                             33,010
----------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc.                                               8,150
----------------------------------------------------------------------------------------------------------
LOW-DURATION BOND FUND
----------------------------------------------------------------------------------------------------------
J.P. Morgan Securities, Inc.                                             8,249
----------------------------------------------------------------------------------------------------------
Bear Stearns & Co., Inc.                                                 6,715
----------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.                                        3,043
----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                                                    1,070
----------------------------------------------------------------------------------------------------------
Merrill Lynch, Pierce, Fenner & Smith, Inc.                              3,094
----------------------------------------------------------------------------------------------------------
UBS Painwebber                                                           2,431
----------------------------------------------------------------------------------------------------------
MEDIUM-DURATION BOND FUND
----------------------------------------------------------------------------------------------------------
Bear Stearns & Co., Inc.                                                11,289
----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corporation                                   5,176
----------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc.                                               1,322
----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                                                   11,134
----------------------------------------------------------------------------------------------------------


Statement of Additional Information                                           47

                                                             DOLLAR VALUE OF SECURITIES
                                                                       OWNED
                                                                  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
----------------------------------------------------------------------------------------------------------
Bear Stearns & Co., Inc.                                                   211
----------------------------------------------------------------------------------------------------------
J.P. Morgan Securities, Inc.                                             2,755
----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                                                      608
----------------------------------------------------------------------------------------------------------
Merrill Lynch, Pierce, Fenner & Smith, Inc.                              1,694
----------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.                                        2,355
----------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.                                                  811
----------------------------------------------------------------------------------------------------------
BB&T Investment Services, Inc.                                             628
----------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND
----------------------------------------------------------------------------------------------------------
Bear Stearns & Co., Inc.                                                   264
----------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co.                                                     5,064
----------------------------------------------------------------------------------------------------------
J.P. Morgan Securities, Inc.                                            26,475
----------------------------------------------------------------------------------------------------------
Legg Mason Wood Walker, Inc.                                               185
----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                                                      929
----------------------------------------------------------------------------------------------------------
Merrill Lynch, Pierce, Fenner & Smith, Inc.                              4,529
----------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.                                        3,384
----------------------------------------------------------------------------------------------------------
Newberger Berman, LLC                                                       53
----------------------------------------------------------------------------------------------------------
BB&T Investment Services, Inc.                                           1,766
----------------------------------------------------------------------------------------------------------
E*Trade Securities, Inc.                                                    97
----------------------------------------------------------------------------------------------------------
Instinet Corp.                                                              11
----------------------------------------------------------------------------------------------------------
Nuveen Investments                                                          21
----------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND
----------------------------------------------------------------------------------------------------------
Ameritrade, Inc.                                                            26
----------------------------------------------------------------------------------------------------------
BB&T Investment Services, Inc.                                              43
----------------------------------------------------------------------------------------------------------
E*Trade Securities, Inc.                                                    53
----------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co.                                                     6,233
----------------------------------------------------------------------------------------------------------
Instinet Corp                                                                6
----------------------------------------------------------------------------------------------------------
ITG, Inc.                                                                   76
----------------------------------------------------------------------------------------------------------
Nuveen Investments                                                           8
----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                                                    3,146
----------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.                                          134
----------------------------------------------------------------------------------------------------------
Newberger Berman, LLC                                                       57
----------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                              10,624
----------------------------------------------------------------------------------------------------------


 48                                                               AB Funds Trust

During the fiscal period ended December 31, 2001, the following Funds through an agreement or understanding with a broker, or through an internal allocation policy, directed brokerage transactions to the brokers indicated because of research services provided, as follows:



                                                                     AGGREGATE DOLLAR
                                     AGGREGATE DOLLAR                AMOUNT OF RELATED
                                  AMOUNT OF TRANSACTIONS           BROKERAGE COMMISSIONS
        NAME OF BROKER                   DIRECTED                          PAID
---------------------------------------------------------------------------------------------------------
VALUE EQUITY
---------------------------------------------------------------------------------------------------------
Allied Research Services, Inc.         $ 11,913,630                      $ 15,936
---------------------------------------------------------------------------------------------------------
Frank Russell Securities, Inc.          116,672,960                       149,283
---------------------------------------------------------------------------------------------------------
Instinet Corporation                     24,952,460                         9,962
---------------------------------------------------------------------------------------------------------
GROWTH EQUITY
---------------------------------------------------------------------------------------------------------
Frank Russell Securities, Inc.            1,497,622                         2,280
---------------------------------------------------------------------------------------------------------
Instinet Corporation                     58,977,774                        21,111
---------------------------------------------------------------------------------------------------------
Lynch, Jones & Ryan, Inc.                13,460,946                         8,258
---------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY
---------------------------------------------------------------------------------------------------------
Frank Russell Securities, Inc.            9,002,680                         9,700
---------------------------------------------------------------------------------------------------------
Instinet Corporation                     38,827,413                        24,926
---------------------------------------------------------------------------------------------------------
Lynch, Jones & Ryan, Inc.                 1,590,970                         3,028
---------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------
Instinet Corporation                        201,841                           104
---------------------------------------------------------------------------------------------------------
Lynch, Jones & Ryan, Inc.                   141,127                           434
---------------------------------------------------------------------------------------------------------



Codes of Ethics. The Trust, the Investment Adviser and each of the Sub-Advisers have adopted codes of ethics addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Funds' securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Trust's Board of Trustees and could result in severe penalties.


OTHER SERVICE PROVIDERS


Distributor. PFPC Distributors, Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406, is the distributor of each Fund's shares pursuant to a Distribution Agreement. The Agreement is for an initial two year term and is renewable annually thereafter. The Agreement is terminable without penalty on sixty days' written notice, by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund, or by the Distributor. The Agreement will also terminate automatically in the event of its assignment. The Funds do not pay any fees to the Distributor in its capacity as distributor. The Distributor may enter into agreements with affiliates of the Investment Adviser in connection with distribution. The Distributor has agreed to use efforts deemed appropriate by it to solicit orders for the sale of the Funds' shares, which are offered on a continuous basis. The


Statement of Additional Information                                           49

Distributor is affiliated with BlackRock Institutional Management Corporation and BlackRock Advisors, Inc., which are Sub-Advisers to the Money Market Fund and Low-Duration Bond Fund, respectively, and with PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. The Distributor, BlackRock and PFPC Inc. are all members of The PNC Financial Services Group, Inc.



Transfer Agency Services. PFPC Inc. ("PFPC"), which has its principal business address at 400 Bellevue Parkway, Wilmington, DE 19809, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund's cash distributions to shareholders.



Administrative and Accounting Services. PFPC also provides administrative and accounting services to the Funds. The services include certain accounting, clerical and bookkeeping services; assistance in the preparation of reports to shareholders; preparation for signature by an officer of the Trust of documents required to be filed for compliance by the Trust with applicable laws and regulations including those of the SEC and the securities laws of various states; arranging for the computation of data, including daily computation of net asset value; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. PFPC does not have any responsibility or authority for the management of the Funds or the determination of investment policy. In consideration of the services provided pursuant to the Administration and Accounting Services Agreement, PFPC receives from each Fund a fee computed daily and paid monthly. For the fiscal period ended December 31, 2001, PFPC received $894,091, after waivers from the Trust for its administrative and accounting services.



Custodian. The Northern Trust Company serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, The Northern Trust Company holds or arranges for the holding of all portfolio securities and other assets of the Funds. It is located at 50 South La Salle Street, Chicago, IL 60675.



Independent Accountants. The accounting firm of PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042, serves as independent accountants to the Trust.



Legal Counsel. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Trust.



Counsel to Independent Trustees. The law firm of Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, DC 20004-2415, serves as counsel to the Independent Trustees.


SHARES OF BENEFICIAL INTEREST

The Trust's trust instrument authorizes the issuance of an unlimited number of shares for each of the Funds and their Classes, and each share has a par value of $0.001 per share. There are no conversion or preemptive rights in connection with any shares. All issued shares will be fully paid and non-assessable and will be redeemable at net asset value per share. Certificates certifying the ownership of shares will not be issued.

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

 50                                                               AB Funds Trust

The assets belonging to a Fund shall be held and accounted for separately from other assets of the Trust. Each share of a Fund represents an equal beneficial interest in the net assets of such Fund. Each Class of a Fund represent interests in the assets of that Fund and have identical voting, dividend, liquidation and other rights, except that expenses allocated to a Class will be borne by such Class. Expenses of the Trust which are not readily identifiable as belonging to a particular Fund or Class are allocated among all the Funds in a manner the Trustees believe to be fair and equitable.

The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new funds or classes and to issue an unlimited number of shares of beneficial interest of the Trust. The Trustees have authorized thirteen Funds and three Classes of shares to be issued currently. The Trust offers the Retirement Class, Retail Class and Institutional Class shares. Expenses borne by each Class differ because of the allocation of class-specific expenses. For example, a higher transfer agency fee may be imposed on certain Classes and shareholder service fees may vary from class to class. The relative impact of ongoing annual expenses will depend on the length of time a share is held.

Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares will generally be voted by shareholders of the individual Fund or Class, except in the case of election or removal of Trustees, the amendment of the Trust's trust instrument, when required by the 1940 Act or when the Trustees have determined that the matter affects the interests of more than one Fund or Class.


The Trust is not required to and does not currently intend to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Trustees or upon the written request of shareholders owning at least 50% of the applicable Fund or Class. Amendments and supplements to the Trust's trust instrument may be made only by majority vote of shareholders.


DISTRIBUTION ARRANGEMENTS


The Board of Trustees has adopted Shareholder Service Plans for the Retirement Class and Retail Class of each Select Fund ("Service Plans") and a separate Plan of Distribution for the Retail Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan"). Under the Service Plans, the Retail Class and Retirement Class of each Select Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The Retail Class of each Select Fund is authorized to pay service fees of 0.15% of average daily net assets and the Retirement Class of each Select Fund is authorized to pay service fees of 0.19% of average daily net assets. Under the 12b-1 Plan, the assets of each Select Fund and Blended Fund may be used to compensate the Annuity Board, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the Retail Class of each Select Fund and 0.06% by the Retail Class of each Blended Fund.



The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the 12b-1 Plan.


Statement of Additional Information                                           51

The 12b-1 Plan authorizes the use of the Funds' assets to compensate parties which provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.


The 12b-1 Plan requires that any person authorized to direct the disposition of monies paid or payable by the Funds pursuant to the 12b-1 Plan or any related agreement prepare and furnish to the Board of Trustees, for its review, at least quarterly, written reports complying with the requirements of Rule 12b-1 and setting out the amounts expended under the 12b-1 Plan and the purposes for which those expenditures were made. The 12b-1 Plan provides that so long as they are in effect, the selection and nomination of Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act (the "Independent Trustees") will be committed to the discretion of the Independent Trustees then in office, provided that the shareholders of the Trust may also nominate and select Independent Trustees as specified in the Trust Instrument.



Neither the 12b-1 Plan nor any related agreements can take effect until approved by a majority vote of the Trustees, as well as the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on the 12b-1 Plans and the related agreements. The Board of Trustees, as well as a majority of the Independent Trustees, approved the 12b-1 Plan on May 15, 2001.



The 12b-1 Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Board of Trustees and the Independent Trustees in the manner described above. The 12b-1 Plan may be terminated at any time by a majority vote of the Independent Trustees who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to the 12b-1 Plan or by vote of a majority of the outstanding voting securities of the applicable Class.



The 12b-1 Plan may not be amended to increase materially the amount of the distribution fees unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the applicable Class. In addition, no material amendment may be made unless approved by the Board of Trustees and the Independent Trustees in the manner described above.


 52                                                               AB Funds Trust

For the fiscal period ended December 31, 2001, the Retail Class of the Blended Funds and the Select Funds paid the following distribution expenses:



                                                             COMPENSATION
                                             UNDERWRITING     TO BROKER-     MARKETING/
                                 PRINTING    COMPENSATION      DEALERS       ADVERTISING    OTHER
-----------------------------------------------------------------------------------------------------------
Flexible Income Fund               $ 14          $ --            $ --           $ --        $ --
-----------------------------------------------------------------------------------------------------------
Growth & Income Fund                153            --              --             --          --
-----------------------------------------------------------------------------------------------------------
Capital Opportunities Fund           22            --              --             --          --
-----------------------------------------------------------------------------------------------------------
Global Equity Fund                   13            --              --             --          --
-----------------------------------------------------------------------------------------------------------
Money Market Fund                   101            --              --             --          --
-----------------------------------------------------------------------------------------------------------
Low-Duration Bond Fund               20            --              --             --          --
-----------------------------------------------------------------------------------------------------------
Medium-Duration Bond Fund            22            --              --             --          --
-----------------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund          47            --              --             --          --
-----------------------------------------------------------------------------------------------------------
Equity Index Fund                    45            --              --             --          --
-----------------------------------------------------------------------------------------------------------
Value Equity Fund                    23            --              --             --          --
-----------------------------------------------------------------------------------------------------------
Growth Equity Fund                   36            --              --             --          --
-----------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                10            --              --             --          --
-----------------------------------------------------------------------------------------------------------
International Equity Fund             5            --              --             --          --
-----------------------------------------------------------------------------------------------------------


TAXATION


GENERAL



The following discussion of certain federal income tax issues concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. If you are investing through a Tax-Deferred Account (such as a retirement plan account or an IRA), special tax rules apply. You should consult your own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, locality, foreign country or other taxing jurisdiction.



Persons considering investing in Fund shares other than through Tax-Deferred Accounts should take note of the following regarding Fund distributions. On August 27, 2001, the Funds acquired certain securities held by the Annuity Board ("Securities") in transactions pursuant to which, for tax purposes, each Fund's holding period for Securities it acquired includes the Annuity Board's holding period therefor. Consistent with proper accounting methods for tax-exempt organizations, however, the Annuity Board's records did not identify the specific acquisition dates for many Securities lots (though the Funds must be able to do so). To ensure certainty for the Funds regarding their holding periods for the Securities, the Trust agreed with the Internal Revenue Service ("IRS") to treat certain dates early in 2001 as the Securities' respective acquisition dates (even though the Annuity Board actually acquired the majority of the Securities before those dates). The effect of that treatment generally is to convert the gain a Fund recognizes within one year after a deemed acquisition date (which period includes a portion of the Funds' current taxable year) on the disposition of a Security that actually was acquired by


Statement of Additional Information                                           53
the Annuity Board more than one year earlier from long-term capital gain (the distribution of which is taxed at a maximum rate of 20%) to short-term capital gain (the distribution of which is taxed as ordinary income). Taxable investors should consult their tax advisers regarding the effect of this situation on their investment.


Tax Character of Distributions. As described in the Prospectuses, unless your investment is held in a Tax-Deferred Account, dividends from net investment income and distributions from net short-term capital gain and net gains from certain foreign currency transactions, if any (collectively, "dividends"), generally are taxable to you as ordinary income, and distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) ("capital gain distributions") are taxable to you as long-term capital gains, whether received in cash or reinvested in additional Fund shares. The Funds will inform you of the amount of your dividends and capital gain distributions when they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. You should be aware that if you purchase shares shortly before the record date for a dividend or capital gain distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. At any time, a Fund may distribute to you, as ordinary income or capital gain, an amount of income that exceeds your proportionate share of the actual amount of such income earned during the period of your investment in the Fund.

Redemption of Fund Shares. As discussed in the Prospectuses, unless your investment is held in a Tax-Deferred Account, redemptions of Fund shares are taxable transactions. If you hold your shares as capital assets, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on whether you held your redeemed shares for more than one year. Any loss you realize on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions to you on those shares.


All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or capital gain distributions or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.



Treatment as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and intends to continue to qualify for that treatment for the current taxable year. As a regulated investment company, a Fund generally will pay no federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund for treatment as a regulated investment company if the Board determines that course of action to be beneficial to shareholders. In such a case or if a Fund otherwise fails to maintain that qualification, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.



Excise Tax. To avoid a nondeductible 4% federal excise tax ("Excise Tax"), a Fund must distribute to its shareholders by December 31 of each year at least the sum of the following amounts: 98% of its ordinary income earned during the calendar year, 98% of its capital gain net income earned during the twelve-month period ending October 31 in that year, plus 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay at least that sum through periodic distributions during each year and any balance in December (or to pay the balance in January under a rule that treats them as received by you in December) to avoid the Excise Tax, but the Funds can give no assurance that their distributions will be sufficient to eliminate all taxes.


 54                                                               AB Funds Trust

Backup Withholding. Each Fund must withhold and remit to the U.S. Treasury 30% of dividends, capital gain distributions, and redemption proceeds payable to you (in the case of the Money Market Fund, only of dividends payable to you) ("backup withholding") if (1) you are an individual or other noncorporate shareholder and (2) you fail to furnish the Fund with your correct taxpayer identification number or social security number. Withholding at that rate also is required from a Fund's dividends and (except for the Money Market Fund) capital gain distributions payable to you if you are such a shareholder and (a) the IRS notifies you or the Funds that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (b) when required to do so, you fail to certify that you are not subject to backup withholding. Any amounts withheld may be credited against your federal income tax liability.


Other Taxation. Distributions may be subject to state, local and foreign taxes, depending on your particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

TAX TREATMENT OF FUND INVESTMENTS

Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net proceeds pursuant to applicable federal income tax rules.


Market Discount. If a Fund purchases a debt security at a price lower than its stated redemption price, the difference is "market discount." If the amount of market discount is more than de minimis, a Fund must include a portion of the market discount as ordinary income (not capital gain) in each taxable year in which the Fund receives a principal payment on the security. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included in income for each taxable year is equal to the lesser of (1) the amount of market discount accruing during the year (plus any accrued market discount for prior taxable years not previously taken into account) or (2) the amount of the principal payment with respect to the year. Generally, market discount accrues on a daily basis for each day a Fund holds the debt security at a constant rate over the time remaining to the debt security's maturity or, at the Fund's election, at a constant yield to maturity that takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."



Original Issue Discount and PIK Securities. Certain debt securities a Fund acquires may be originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund currently receives no cash on account of that discount, the original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, would be subject to the distribution requirements applicable to regulated investment companies. Similar treatment is required for "interest" on PIK securities paid in the form of additional securities rather than cash. A Fund may purchase some debt securities at a discount that exceeds the original issue discount on them, if any. This additional discount represents market discount for federal income tax purposes (see above).


Statement of Additional Information                                           55

Effect of Foreign Investments on Distributions. Most foreign exchange gains and losses realized on the sale of debt securities generally are treated as ordinary income and loss by the Funds. These gains, when distributed, will be taxable to you as ordinary dividends (unless your investment is held in a Tax-Deferred Account), and any such losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce ordinary income distributions to you and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.


The Funds may be subject to foreign withholding or other taxes on income from certain foreign securities. If more than 50% of the International Equity Fund's total assets at the end of a taxable year is invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes it paid. If the Fund makes this election, the year-end statement you receive from it will show more taxable income than it actually distributed to you. However, you will be entitled to either deduct your share of those taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for that share against your U.S. federal income tax. (The exception, again, is a Tax-Deferred Account.) You will be provided with the information necessary to complete your individual income tax return if the Fund makes this election.


Passive Foreign Investment Companies. The International Equity Fund may invest in shares of foreign corporations that are classified under the Code as passive foreign investment companies ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.


If the International Equity Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund likely would have to distribute to satisfy the distribution requirements applicable to regulated investment companies and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


The International Equity Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

 56                                                               AB Funds Trust

Hedging Strategies. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the requirements applicable to regulated investment companies.



A Fund may invest in some futures contracts and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) -- and some foreign currency options and forward contracts with respect to which it makes a particular election -- that will be "section 1256 contracts." Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the distribution requirement applicable to regulated investment companies (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund.



Offsetting positions a Fund enters into or holds in any actively traded security, option, futures contract, or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of a Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).



When a covered call option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security


Statement of Additional Information                                           57
and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.



If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).



INDIVIDUAL RETIREMENT ACCOUNTS



Traditional IRAs. Certain shareholders may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of your earned income or $3,000. Notwithstanding the foregoing, a married shareholder who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $6,000 to the two IRAs, provided that neither contribution exceeds $3,000. If your employer's plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.



Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Fund shares through nondeductible IRA contributions, up to certain limits, because all dividends and other distributions on your shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age
70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability or where the distribution is rolled over into another qualified plan or certain other situations.



Roth IRAs. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $3,000 per taxable year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a


 58                                                               AB Funds Trust
separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.



Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).



Withholding. Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including an IRA and other qualified plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.


VALUATION OF SHARES

The Funds value their portfolio securities and compute their net asset values per share on each day that the New York Stock Exchange is open for trading (except for the Friday after Thanksgiving), in accordance with the procedures discussed in the Prospectuses. This section provides a more detailed description of the Funds' methods for valuing their portfolio securities. As of the date of this SAI, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Funds (except the Money Market Fund) each value portfolio securities listed on an exchange on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the closing bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by, or under the direction of, the Board of Trustees. Such fair value may also be used when it is believed that market price does not reflect a security's true value or when a security does not have a readily available current market value. Equity securities which are traded in the over-the-counter market only, but which are not included in the Nasdaq National Market System, will be valued at its last quoted bid price. To the extent available, valuations of portfolio securities (except those valued using amortized cost) will be provided by reliable independent pricing services.

Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities not currently quoted as indicated above will be valued through procedures established by, or under the direction of, the Board of Trustees.

Statement of Additional Information                                           59

The Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset values. Because foreign markets may be open at different times than the New York Stock Exchange, the value of Fund shares, particularly shares of the International Fund and Bond Funds, may change on days when shareholders will not be able to buy or redeem Fund shares.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two NRSROs, such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser or Sub-Adviser pursuant to guidelines approved by the Board. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees, Investment Adviser or Sub-Adviser to be comparable to those rated in the highest rating category, will be limited.


Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.


 60                                                               AB Funds Trust

TELEPHONE INSTRUCTIONS

Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, they will use procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that the Funds or their service providers fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds or their service providers may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with the Funds, the Annuity Board and PFPC may be recorded.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 15, 2002, the following persons owned of record or were known by the Funds to own beneficially 5% or more of a Class of shares of a Fund. Persons are deemed to control a Fund when they own beneficially over 25% of the Fund's outstanding shares. Principal holders are persons that own beneficially 5% or more of any Class of a Fund's outstanding shares.



                                                                             PERCENTAGES OF SHARES
                                            SHAREHOLDER NAME                 OWNED (ROUNDED TO THE
     NAME OF FUND (CLASS)                     AND ADDRESS                  NEAREST WHOLE PERCENTAGE)
----------------------------------------------------------------------------------------------------
Flexible Income Fund            ABSBC CAP                                              45%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Flexible Income Fund            ABSBC CHAP                                             38%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Flexible Income Fund            ABSBC Endowment Fund                                    6%
(Retirement Class)              PO BOX 2190
                                Dallas Texas 75221-2190
----------------------------------------------------------------------------------------------------
Growth & Income Fund            ABSBC CHAP                                             45%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Growth & Income Fund            ABSBC CAP                                              38%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Growth & Income Fund            ABSBC Protection Benefit Plan                           5%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Capital Opportunities Fund      ABSBC CHAP                                             54%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Capital Opportunities Fund      ABSBC CAP                                              37%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Global Equity Fund              ABSBC CHAP                                             50%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------


Statement of Additional Information                                           61

                                                                             PERCENTAGES OF SHARES
                                            SHAREHOLDER NAME                 OWNED (ROUNDED TO THE
     NAME OF FUND (CLASS)                     AND ADDRESS                  NEAREST WHOLE PERCENTAGE)
----------------------------------------------------------------------------------------------------
Global Equity Fund              ABSBC CAP                                              33%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Money Market Fund               ABSBC CHAP                                             29%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Money Market Fund               ABSBC CAP                                              27%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Money Market Fund               ABSBC Growth Equity Fund                                8%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Money Market Fund               ABSBC Medium-Duration Bond Fund                         7%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Money Market Fund               ABSBC Value Equity Fund                                 6%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Low-Duration Bond Fund          ABSBC Flexible Income Blended Fund                     27%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Low-Duration Bond Fund          ABSBC Fixed Benefit Plan                               26%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Low-Duration Bond Fund          ABSBC Growth & Income Blended Fund                     22%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Low-Duration Bond Fund          ABSBC Insurance Plan                                   11%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Low-Duration Bond Fund          ABSBC Capital Opportunities Blended Fund                9%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Medium-Duration Bond Fund       ABSBC Fixed Benefit Plan                               38%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Medium-Duration Bond Fund       ABSBC Growth & Income Blended Fund                     35%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Medium-Duration Bond Fund       ABSBC Capital Opportunities Blended Fund               14%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund     ABSBC Growth & Income Blended Fund                     31%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund     ABSBC Fixed Benefit Plan                               30%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund     ABSBC CHAP                                             14%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------


 62                                                               AB Funds Trust

                                                                             PERCENTAGES OF SHARES
                                            SHAREHOLDER NAME                 OWNED (ROUNDED TO THE
     NAME OF FUND (CLASS)                     AND ADDRESS                  NEAREST WHOLE PERCENTAGE)
----------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund     ABSBC Capital Opportunities Blended Fund               12%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund     ABSBC CAP                                              11%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Equity Index Fund               ABSBC CHAP                                             35%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Equity Index Fund               ABSBC CAP                                              30%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Equity Index Fund               ABSBC Fixed Benefit Plan                                9%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Equity Index Fund               ABSBC Global Equity Blended Fund                        9%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Equity Index Fund               ABSBC Capital Opportunities Blended Fund                7%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Equity Index Fund               ABSBC Growth & Income Blended Fund                      6%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Value Equity Fund               ABSBC Fixed Benefit Plan                               25%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Value Equity Fund               ABSBC Global Equity Blended Fund                       23%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Value Equity Fund               ABSBC Capital Opportunities Blended Fund               18%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Value Equity Fund               ABSBC Growth & Income Blended Fund                     16%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Value Equity Fund               ABSBC CHAP                                              9%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Value Equity Fund               ABSBC CAP                                               6%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Growth Equity Fund              ABSBC Fixed Benefit Plan                               21%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Growth Equity Fund              ABSBC Global Equity Blended Fund                       19%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Growth Equity Fund              ABSBC CHAP                                             17%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------


Statement of Additional Information                                           63

                                                                             PERCENTAGES OF SHARES
                                            SHAREHOLDER NAME                 OWNED (ROUNDED TO THE
     NAME OF FUND (CLASS)                     AND ADDRESS                  NEAREST WHOLE PERCENTAGE)
----------------------------------------------------------------------------------------------------
Growth Equity Fund              ABSBC Capital Opportunities Blended Fund               15%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Growth Equity Fund              ABSBC Growth & Income Blended Fund                     13%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Growth Equity Fund              ABSBC CAP                                              12%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Small Cap Equity Fund           ABSBC CHAP                                             30%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Small Cap Equity Fund           ABSBC CAP                                              23%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Small Cap Equity Fund           ABSBC Global Equity Blended Fund                       16%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Small Cap Equity Fund           ABSBC Capital Opportunities Blended Fund               12%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Small Cap Equity Fund           ABSBC Growth & Income Blended Fund                     10%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Small Cap Equity Fund           ABSBC Fixed Benefit Plan                                5%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
International Equity Fund       ABSBC Global Equity Blended Fund                       25%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
International Equity Fund       ABSBC Fixed Benefit Fund                               24%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
International Equity Fund       ABSBC Capital Opportunities Blended Fund               20%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
International Equity Fund       ABSBC Growth & Income Blended Fund                     17%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
International Equity Fund       ABSBC CHAP                                              6%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
International Equity Fund       ABSBC CAP                                               5%
(Retirement Class)              PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Flexible Income Fund            ABSBC Endowment Fund                                   94%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Growth & Income Fund            ABSBC Protection Benefit Plan                          88%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------


 64                                                               AB Funds Trust

                                                                             PERCENTAGES OF SHARES
                                            SHAREHOLDER NAME                 OWNED (ROUNDED TO THE
     NAME OF FUND (CLASS)                     AND ADDRESS                  NEAREST WHOLE PERCENTAGE)
----------------------------------------------------------------------------------------------------
Capital Opportunities Fund      ABSBC Protection Benefit Plan                          92%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Global Equity Fund              ABSBC Operating Account                                97%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Money Market Fund               ABSBC Operating Account                                92%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Low-Duration Bond Fund          ABSBC Fixed Benefit Plan                               81%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Low-Duration Bond Fund          CITISTREET LLC                                         18%
(Retail Class)                  Three Pine Hill Drive
                                Quincy, MA 02169
----------------------------------------------------------------------------------------------------
Medium-Duration Bond Fund       ABSBC Fixed Benefit Plan                               96%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund     ABSBC Fixed Benefit Plan                               65%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund     CITISTREET LLC                                         33%
(Retail Class)                  Three Pine Hill Drive
                                Quincy, MA 02169
----------------------------------------------------------------------------------------------------
Equity Index Fund               ABSBC Fixed Benefit Plan                               93%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Value Equity Fund               ABSBC Fixed Benefit Plan                               95%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Growth Equity Fund              ABSBC Fixed Benefit Plan                               93%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Small Cap Equity Fund           ABSBC Fixed Benefit Plan                               96%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
International Equity Fund       ABSBC Fixed Benefit Plan                               98%
(Retail Class)                  PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Money Market Fund               ABSBC Operating Account                               100%
(Institutional Class)           PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Low-Duration Bond Fund          ABSBC Fixed Benefit Plan                              100%
(Institutional Class)           PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Medium-Duration Bond Fund       ABSBC Fixed Benefit Plan                              100%
(Institutional Class)           PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund     ABSBC Fixed Benefit Plan                              100%
(Institutional Class)           PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------


Statement of Additional Information                                           65

                                                                             PERCENTAGES OF SHARES
                                            SHAREHOLDER NAME                 OWNED (ROUNDED TO THE
     NAME OF FUND (CLASS)                     AND ADDRESS                  NEAREST WHOLE PERCENTAGE)
----------------------------------------------------------------------------------------------------
Equity Index Fund               ABSBC Fixed Benefit Plan                              100%
(Institutional Class)           PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Value Equity Fund               ABSBC Fixed Benefit Plan                               99%
(Institutional Class)           PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Growth Equity Fund              ABSBC Fixed Benefit Plan                              100%
(Institutional Class)           PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
Small Cap Equity Fund           ABSBC Fixed Benefit Plan                               99%
(Institutional Class)           PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------
International Equity Fund       ABSBC Fixed Benefit Plan                              100%
(Institutional Class)           PO BOX 2190
                                Dallas, Texas 75221-2190
----------------------------------------------------------------------------------------------------



The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval. The Annuity Board is a Texas non-profit corporation, of which the Southern Baptist Convention is the sole member.


CALCULATION OF PERFORMANCE DATA


The Funds may, from time to time, include their yield, effective yield, tax equivalent yield, average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and redemptions in advertisements or shareholder reports or other communications to shareholders or prospective investors. The Funds also may, with respect to certain periods of less than one year, provide total return information for that period that is not annualized. The Funds may also show quotations of total return for other periods. Any such information would be accompanied by standardized total return information. Performance is calculated separately for each Class of a Fund. Since each Class of shares has its own expenses and distributions, the performance for each Class over the same period will vary.



MONEY MARKET FUND


Current yield for the shares of the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation and income other than investment income) over a particular seven-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the shares of the Money Market Fund assumes that all dividends received during the base

 66                                                               AB Funds Trust
period have been reinvested. To calculate "effective yield", add 1 to the "base period return", raise the sum to the 365/7 power and subtract 1 from the result to calculate pursuant to the following formula:



           Effective Yield = [(1 + Base Period Return)(365)(7)] - 1.


Quotations of yield will be based on the investment income per share earned during a particular 30-day (or one month) period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


                         YIELD = 2[(a - b + 1)(6) - 1]

                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


ALL FUNDS



Average Annual Total Return. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:



                               P (1 + T)(n) = ERV


(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid. No adjustment is made for taxes, if any, payable on dividends and distributions.

Statement of Additional Information                                           67

Each Fund's total return for the fiscal period ended December 31, 2001 is set forth below.



                                                                        SINCE INCEPTION
                                                                      8/27/01 TO 12/31/01
                                                              RETAIL   RETIREMENT   INSTITUTIONAL
TOTAL RETURNS (NON-ANNUALIZED)                                CLASS      CLASS          CLASS
-------------------------------------------------------------------------------------------------
Flexible Income Fund                                           0.72%      0.79%            --
-------------------------------------------------------------------------------------------------
Growth & Income Fund                                          (0.52)%    (0.47)%           --
-------------------------------------------------------------------------------------------------
Capital Opportunities Fund                                    (1.64)%    (1.68)%           --
-------------------------------------------------------------------------------------------------
Global Equity Fund                                            (2.75)%    (2.96)%           --
-------------------------------------------------------------------------------------------------
Money Market Fund                                              0.81%      0.94%          0.66%
-------------------------------------------------------------------------------------------------
Low-Duration Bond Fund                                         1.54%      1.96%          1.54%
-------------------------------------------------------------------------------------------------
Medium-Duration Bond Fund                                      1.30%      1.49%          0.89%
-------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund                                    1.91%      2.48%          2.13%
-------------------------------------------------------------------------------------------------
Equity Index Fund                                             (2.65)%    (2.55)%        (3.14)%
-------------------------------------------------------------------------------------------------
Value Equity Fund                                             (3.23)%    (3.79)%        (2.88)%
-------------------------------------------------------------------------------------------------
Growth Equity Fund                                            (1.90)%    (1.88)%        (1.70)%
-------------------------------------------------------------------------------------------------
Small Cap Equity Fund                                          0.90%      0.84%          1.20%
-------------------------------------------------------------------------------------------------
International Equity Fund                                     (5.40)%    (4.61)%        (4.69)%
-------------------------------------------------------------------------------------------------



Average Annual Total Return (After Taxes on Distributions). Quotations of average annual total return (after taxes on distributions) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:



                             P (1 + T)(n) = ATV(D)



(where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions), n = the number of years, and ATV(D) = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions (less taxes due on such distributions) are reinvested when paid.


 68                                                               AB Funds Trust

Each Fund's total return after taxes on distributions for the fiscal period ended December 31, 2001 is set forth below.



                                                                        SINCE INCEPTION
                                                                      8/27/01 TO 12/31/01
TOTAL RETURNS (NON-ANNUALIZED)                                RETAIL   RETIREMENT   INSTITUTIONAL
(AFTER TAXES ON DISTRIBUTIONS)                                CLASS      CLASS          CLASS
-------------------------------------------------------------------------------------------------
Flexible Income Fund                                          (0.23)%     0.07%            --
-------------------------------------------------------------------------------------------------
Growth & Income Fund                                          (1.41)%    (1.14)%           --
-------------------------------------------------------------------------------------------------
Capital Opportunities Fund                                    (2.06)%    (1.99)%           --
-------------------------------------------------------------------------------------------------
Global Equity Fund                                            (2.85)%    (3.04)%           --
-------------------------------------------------------------------------------------------------
Low-Duration Bond Fund                                         0.41%      1.09%          0.37%
-------------------------------------------------------------------------------------------------
Medium-Duration Bond Fund                                     (0.35)%     0.28%         (0.80)%
-------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund                                    0.49%      1.48%          0.66%
-------------------------------------------------------------------------------------------------
Equity Index Fund                                             (3.06)%    (2.79)%        (3.56)%
-------------------------------------------------------------------------------------------------
Value Equity Fund                                             (3.49)%    (3.95)%        (3.16)%
-------------------------------------------------------------------------------------------------
Growth Equity Fund                                            (1.90)%    (1.88)%        (1.70)%
-------------------------------------------------------------------------------------------------
Small Cap Equity Fund                                          0.90%      0.84%          1.20%
-------------------------------------------------------------------------------------------------
International Equity Fund                                     (5.52)%    (4.72)%        (4.81)%
-------------------------------------------------------------------------------------------------



Average Annual Total Return (After Taxes on Distributions and
Redemptions). Quotations of average annual total return (after taxes on distributions) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:



                             P (1 + T)(n) = ATV(DR)



(where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions), n = the number of years, and ATV(DR) = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions (less taxes due on such distributions) are reinvested when paid.


Statement of Additional Information                                           69

Each Fund's average annual total return after taxes on distributions and redemptions for the fiscal period ended December 31, 2001 is set forth below.



                                                                         SINCE INCEPTION
                                                                       8/27/01 TO 12/31/01
TOTAL RETURNS (ANNUALIZED)                                    RETAIL    RETIREMENT    INSTITUTIONAL
(AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)                CLASS       CLASS           CLASS
---------------------------------------------------------------------------------------------------
Flexible Income Fund                                           0.44%       0.48%             --
---------------------------------------------------------------------------------------------------
Growth & Income Fund                                          (0.32)%     (0.29)%            --
---------------------------------------------------------------------------------------------------
Capital Opportunities Fund                                    (1.00)%     (1.02)%            --
---------------------------------------------------------------------------------------------------
Global Equity Fund                                            (1.67)%     (1.80)%            --
---------------------------------------------------------------------------------------------------
Low-Duration Bond Fund                                         0.96%       1.21%           0.96%
---------------------------------------------------------------------------------------------------
Medium-Duration Bond Fund                                      0.83%       0.94%           0.58%
---------------------------------------------------------------------------------------------------
Extended-Duration Bond Fund                                    1.15%       1.50%           1.28%
---------------------------------------------------------------------------------------------------
Equity Index Fund                                             (1.62)%     (1.55)%         (1.91)%
---------------------------------------------------------------------------------------------------
Value Equity Fund                                             (1.97)%     (2.31)%         (1.76)%
---------------------------------------------------------------------------------------------------
Growth Equity Fund                                            (1.16)%     (1.15)%         (1.04)%
---------------------------------------------------------------------------------------------------
Small Cap Equity Fund                                          0.55%       0.51%           0.73%
---------------------------------------------------------------------------------------------------
International Equity Fund                                     (3.29)%     (2.81)%         (2.86)%
---------------------------------------------------------------------------------------------------


Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for a Fund will vary based on changes in the market conditions, portfolio management and the level of the applicable Fund's expenses. Therefore, no reported performance figure should be considered an indication of future performance.

In connection with communicating their yields or total returns to current or prospective investors, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, Dow Jones Industrial Average, or other unmanaged indexes so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

 70                                                               AB Funds Trust

FINANCIAL STATEMENTS



The Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2001 has been filed with the U.S. Securities and Exchange Commission. The financial statements in the Annual Report (the "Financial Statements") and financial highlights are incorporated by reference into this SAI. The Financial Statements have been audited by the Fund's independent auditors, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference. The Financial Statements and financial highlights have been incorporated by reference in reliance upon such report given upon the authority of the firm as experts in accounting and auditing.


Statement of Additional Information                                           71

APPENDIX A -- DESCRIPTIONS OF SECURITIES RATINGS


A description of the rating policies of Moody's and S&P with respect to bonds and commercial paper appears below.

MOODY'S INVESTORS SERVICE'S CORPORATE BOND RATINGS.


Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



A -- Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



Baa -- Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B -- Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.



Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca -- Bonds which are rated "Ca" represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.



C -- Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Moody's applies numerical modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Statement of Additional Information                                          A-1

STANDARD & POOR'S CORPORATE BOND RATINGS.

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA -- Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

A -- Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

BB-B-CCC-CC-C -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- Bonds rated "CI" are income bonds on which no interest is being paid.

D -- Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS.

Prime-1 -- Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 -- Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.


 A-2                                                              AB Funds Trust

Prime-3 -- Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.


Not Prime -- Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS.


S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:



A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.



A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".



A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



B -- Issues rated "B" are regarded as having only speculative capacity for timely payment.



C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.



D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


Statement of Additional Information                                          A-3

[AB FUNDS LOGO]


2401 Cedar Springs Rd., Dallas, TX 75201-1498

P.O. Box 2190, Dallas, TX 75221-2190

1.800.262.0511 - www.absbc.org



Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72



4458   3/02   100                                               Rev. 3/02   2126

                                 AB FUNDS TRUST
                                      N-1A
                            PART C: OTHER INFORMATION

Item 23. EXHIBITS:

        (a)    Trust Instrument.

               1. Amended Certificate of Trust, dated March 21, 2001, filed in the State of Delaware, is incorporated herein by reference to Pre-effective Amendment No. 1 to the Registration Statement on Form N-1A (No. 333-53432) filed with the U.S. Securities and Exchange Commission (the "SEC") on April 9, 2001.

               2. Certificate of Trust, dated February 29, 2000, filed in the State of Delaware, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January 9, 2001.

               3. Agreement and Declaration of Trust, dated February 29, 2000, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January 9, 2001.

        (b)    By-Laws.

               By-Laws of the Registrant, dated February 29, 2000, are incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January 9, 2001.

        (c)    Instruments Defining Rights of Security Holders.

               None.

        (d)    Investment Advisory Contracts.

               1. Form of Advisory Agreement with SBC Financial Services, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June 29, 2001 ("Pre-effective Amendment No. 2").

               2. Form of Sub-Advisory Agreement with Aronson + Partners is incorporated herein by reference to Pre-effective Amendment No. 2.

               3. Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

               4. Sub-Advisory Agreement with BlackRock Advisors, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

               5. Sub-Advisory Agreement with BlackRock Institutional Management Corp. is incorporated herein by reference to Pre-effective Amendment No. 2.

               6. Sub-Advisory Agreement with Capital Guardian Trust Company is incorporated herein by reference to Pre-effective Amendment No. 2.

               7. Sub-Advisory Agreement with Delaware International Advisors, LTD is incorporated herein by reference to Pre-effective Amendment No. 2.

               8. Form of Sub-Advisory Agreement with Dresdner RCM Global Investors, LLC is filed herewith as Exhibit EX-99.d.

               9. Sub-Advisory Agreement with Equinox Capital Management, LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

              10. Sub-Advisory Agreement with Genesis Asset Managers Limited is incorporated herein by reference to Pre-effective Amendment No. 2.

               11. Sub-Advisory Agreement with Goldman, Sachs & Co. is incorporated herein by reference to Pre-effective Amendment No. 2.

               12. Sub-Advisory Agreement with HighRock Capital LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

               13. Sub-Advisory Agreement with Loomis, Sayles & Company L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

               14. Sub-Advisory Agreement with Montgomery Asset Management LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

               15. Sub-Advisory Agreement with Northern Trust Investments, Inc. is substantially similar to Exhibit EX-99.d.

               16. Sub-Advisory Agreement with Numeric Investors L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

               17. Sub-Advisory Agreement with Oechsle International Advisors LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

               18. Sub-Advisory Agreement with Pacific Investment Management Company LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

               19. Sub-Advisory Agreement with Payden & Rygel is incorporated herein by reference to Pre-effective Amendment No. 2.

               20. Sub-Advisory Agreement with Philadelphia International Advisors is substantially similar to Exhibit EX-99.d.

               21. Sub-Advisory Agreement with Provident Investment Counsel, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

               22. Sub-Advisory Agreement with STW Fixed Income Management LTD is incorporated herein by reference to Pre-effective Amendment No. 2.

               23. Sub-Advisory Agreement with TCW Asset Management Company is substantially similar to Exhibit EX-99.d.

               24. Sub-Advisory Agreement with Walter Scott & Partners Limited is incorporated herein by reference to Pre-effective Amendment No. 2.

               25. Sub-Advisory Agreement with Western Asset Management Company is incorporated herein by reference to Pre-effective Amendment No. 2.

               26. Sub-Advisory Agreement with Westpeak Investment Advisors L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

        (e) Underwriting Contracts. Form of Underwriting Agreement with PFPC Distributors, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

        (f)    Bonus or Profit Sharing Contracts. Not Applicable.

        (g)    Custodian Agreements.

                    Form of Custody Agreement with The Northern Trust Co. is incorporated herein by reference to Pre-effective Amendment No. 2.

        (h)    Other Material Contracts.

               1. Form of Administration and Accounting Services Agreement with PFPC Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

               2. Form of Transfer Agency Services Agreement with PFPC Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

        (i) Legal Opinion. Opinion of Kirkpatrick & Lockhart LLP as to the legality of shares being offered is electronically filed herewith as Exhibit EX-99.i.

        (j)    Other Opinions.

               1.   Auditor Consent.

                    Consent of PricewaterhouseCoopers is electronically filed herewith as Exhibit EX-99.j.1.

               2. Power of Attorney. Power of Attorney, dated May 15, 2001 is incorporated herein by reference to Pre-effective Amendment No. 2.

        (k)    Omitted Financial Statements.

               Not Applicable.

        (l) Initial Capital Agreements. Letter Agreement with the Annuity Board of the Southern Baptist Convention is incorporated herein by reference to Pre-effective Amendment No. 2.

        (m) Rule 12b-1 Plan. Retail Class Shares Distribution Plan Pursuant to Rule 12b-1 is incorporated herein by reference to Pre-effective Amendment No. 2.

        (n) Rule 18f-3 Plan. Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Pre-effective Amendment No. 2.

        (p)    Codes of Ethics.

               1. Code of Ethics of AB Funds Trust and SBC Financial Services, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

               2. Code of Ethics of PFPC Distributors, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

               3. Code of Ethics of Aronson + Partners is incorporated herein by reference to Pre-effective Amendment No. 2.

               4. Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

               5. Code of Ethics of BlackRock Advisors, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

               6. Code of Ethics of BlackRock Institutional Management Corp. is incorporated herein by reference to Pre-effective Amendment No. 2.

               7. Code of Ethics of Capital Guardian Trust Company is incorporated herein by reference to Pre-effective Amendment No. 2.

               8. Code of Ethics of Delaware International Advisors, LTD is incorporated herein by reference to Pre-effective Amendment No. 2.

               9. Code of Ethics of Dresdner RCM Global Investors, LLC is electronically filed herewith as Exhibit EX-99.p.1.

              10. Code of Ethics of Equinox Capital Management, LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

              11. Code of Ethics of Genesis Asset Managers Limited is incorporated herein by reference to Pre-effective Amendment No. 2.

              12. Code of Ethics of Goldman, Sachs & Co. is incorporated herein by reference to Pre-effective Amendment No. 2.

              13. Code of Ethics of HighRock Capital LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

              14. Code of Ethics of Loomis, Sayles & Company L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

              15. Code of Ethics of Montgomery Asset Management LLC is electronically filed herewith as Exhibit EX-99.p.2.

              16. Code of Ethics of Northern Trust Investments, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

              17. Code of Ethics of Numeric Investors L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

              18. Code of Ethics of Oechsle International Advisors LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

              19. Code of Ethics of Pacific Investment Management Company LLC is electronically filed herewith as Exhibit EX-99.p.3.

              20. Code of Ethics of Payden & Rygel is electronically filed herewith as Exhibit EX-99.p.4.

              21. Code of Ethics of Philadelphia International Advisors, L.P. is electronically filed herewith as Exhibit EX-99.p.5.

              22. Code of Ethics of Provident Investment Counsel, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

              23. Code of Ethics of STW Fixed Income Management LTD is incorporated herein by reference to Pre-effective Amendment No. 2.

              24. Code of Ethics of TCW Asset Management Company is electronically filed herewith as Exhibit EX-99.p.6.

              25. Code of Ethics of Walter Scott & Partners Limited is incorporated herein by reference to Pre-effective Amendment No. 2.

               26. Code of Ethics of Western Asset Management Company is electronically filed herewith as Exhibit EX-99.p.7.

               27. Code of Ethics of Westpeak Investment Advisors L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE FUND.

               As provided for in the Agreement and Declaration of Trust and as disclosed in the prospectuses, the Annuity Board of the Southern Baptist Convention (the "Annuity Board") will, at all times, directly or indirectly, control the vote of at least 60% of the shares of each Fund of AB Funds Trust (the "Trust"). The Trust will refuse to accept any investment that would result in a change of such control. The Annuity Board is also the sole member of and therefore controls SBC Financial Services, Inc., a Texas non-profit corporation, which serves as the investment adviser to the Funds of the Trust, and SBC Trust Services, Inc., a Texas non-profit corporation which serves as custodian of certain IRAs invested in the Funds. Thus, the Trust, SBC Financial Services, Inc., and SBC Trust Services, Inc., are under the common control of the Annuity Board. The Annuity Board is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia nonprofit corporation, is the sole member.

Item 25. INDEMNIFICATION.

               A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

               Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

               Section 12 of the Advisory Agreement between SBC Financial, Inc. ("SBC Financial") and the Registrant provides that SBC Financial shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

               Section 5 of the of the Advisory Agreement between SBC Financial and the Registrant provides that SBC Financial shall indemnify the Registrant or any of its trustees, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") incurred by the Registrant by reason of or arising out of any act or omission by SBC Financial under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant. Section 5 further provides that the Registrant shall indemnify SBC Financial or any of its directors, officers, employees or affiliates for all Losses incurred by SBC Financial by reason of or arising out of any act or omission by the Registrant under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of SBC Financial or SBC Financial's breach of fiduciary duty to the Registrant.

               Section 8 of the Sub-Advisory Agreements between the Registrant, SBC Financial and each Sub-Adviser to one or more Series, provides that the Sub-Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

               Section 9 of the Sub-Advisory Agreements between the Registrant, SBC Financial and each Sub-Adviser to one or more Series provides that the Registrant and SBC Financial shall indemnify the Sub-Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Registrant and SBC Financial under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Sub-Adviser or the Sub-Adviser's breach of fiduciary duty to the Registrant and SBC Financial.

               Section 9 also provides that the Sub-Adviser shall indemnify the Registrant and SBC Financial or any of their directors, officers, employees or affiliates for all Losses incurred by the Registrant and SBC Financial by reason of or arising out of any act or omission by the Sub-Adviser under the Agreement if such act or omission involves the negligence, gross negligence, willful misfeasance, bad faith or breach of fiduciary duty of the Sub-Adviser, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant and SBC Financial or the Registrant's and SBC Financial's breach of fiduciary duty to the Sub-Adviser.

               Section 10 of the Distribution Agreement between the Registrant and PFPC Distributors, Inc. ("PFPC Distributors") provides that the Registrant agrees to indemnify and hold harmless PFPC Distributors and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities arising directly or indirectly from any action or omission to act which PFPC Distributors takes under the Agreement. Neither PFPC Distributors, nor any of its affiliates shall be indemnified against any liability caused by PFPC Distributors' or its affiliates' own willful misfeasance, bad faith, negligence, gross negligence or reckless disregard of its duties and obligations under the Agreement.

               Section 20 of the Distribution Agreement between the Registrant and PFPC Distributors, Inc. provides that PFPC Distributors shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

               1. SBC Financial Services, Inc., a Texas non-profit corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on May 22, 2001 with the SEC (registration number 801-60303) and is incorporated herein by reference.

               2. Barrow, Hanley, Mewhinney & Strauss, Inc., a Nevada corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on January 30, 2001 with the SEC (registration number 801-31237) and is incorporated herein by reference.

               3. Aronson + Partners, a Pennsylvania partnership, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on January 22, 2001 with the SEC (registration number 801-22950) and is incorporated herein by reference.

               4. BlackRock Advisors, Inc., a Delaware corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on April 6, 2001 with the SEC (registration number 801-47710) and is incorporated herein by reference.

               5. BlackRock Institutional Management Corp., a Delaware corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on April 6, 2001 with the SEC (registration number 801-13304) and is incorporated herein by reference.

               6. Capital Guardian Trust Company, a bank and trust company organized in California, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on April 27, 2001 with the SEC (registration number 801-60145) and is incorporated herein by reference.

               7. Delaware International Advisors, LTD, a United Kingdom company, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on July 19, 2000 with the SEC (registration number 801-37702) and is incorporated herein by reference.

               8. Dresdner RCM Global Investors, LLC, a limited liability company, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on November 6, 2000 with the SEC (registration number 801-56308) and is incorporated herein by reference.

               9. Equinox Capital Management, LLC, a Delaware limited liability company, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on January 29, 2001 with the SEC (registration number 801-34524) and is incorporated herein by reference.

               10. Genesis Asset Managers Limited, a Guernsey corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on, August 25, 2000 with the SEC (registration number 801-37830) and is incorporated herein by reference.

               11. Goldman, Sachs & Co., a New York partnership, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on March 28, 2001 with the SEC (registration number 801-16048) and is incorporated herein by reference.

               12. HighRock Capital LLC, a Delaware limited liability company, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on March 29, 2001 with the SEC (registration number 801-55041) and is incorporated herein by reference.

               13. Loomis, Sayles & Company L.P., a Delaware limited partnership, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on January 31, 2001 with the SEC (registration number 801-170) and is incorporated herein by reference.

               14. Montgomery Asset Management LLC, a Delaware limited liability company, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on March 26, 2001 with the SEC (registration number 801-54803) and is incorporated herein by reference.

               15. Northern Trust Investments, Inc., an Illinois corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on January 2, 2001 with the SEC (registration number 801-33358) and is incorporated herein by reference.

               16. Numeric Investors L.P., a Delaware limited partnership, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on January 26, 2001 with the SEC (registration number 801-35649) and is incorporated herein by reference.

               17. Oechsle International Advisors LLC, a Delaware limited liability company, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on March 29, 2001 with the SEC (registration number 801-56031) and is incorporated herein by reference.

               18. Pacific Investment Management Company LLC, a Delaware limited liability company, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on February 28, 2001 with the SEC (registration number 801-48187) and is incorporated herein by reference.

               19. Payden & Rygel, a California corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on January 31, 2001 with the SEC (registration number 801-19762) and is incorporated herein by reference.

               20. Philadelphia International Advisors, L.P., a Pennsylvania corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on __________ with the SEC (registration number 801-_____) and is incorporated herein by reference.

               21. Provident Investment Counsel, Inc., a Massachusetts corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on February 27, 2001 with the SEC (registration number 801-47993) and is incorporated herein by reference.

               22. STW Fixed Income Management LTD, a Bermuda corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on April 23, 2001 with the SEC (registration number 801-48761) and is incorporated herein by reference.

               23. TCW Asset Management Company, a California subchapter S corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on January 31, 2001 with the SEC (registration number 801-6642) and is incorporated herein by reference.

               24. Walter Scott & Partners Limited, a corporation organized in Edinburgh, Scotland, UK, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on June 29, 2000 with the SEC (registration number 801-19420) and is incorporated herein by reference.

               25. Western Asset Management Company, a California corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on June 23, 2000 with the SEC (registration number 801-08162) and is incorporated herein by reference.

               26. Westpeak Investment Advisors L.P., a Delaware limited partnership, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is included in its Form ADV filed on February 22, 2001 with the SEC (registration number 801-39554) and is incorporated herein by reference.

Item 27. PRINCIPAL UNDERWRITERS.

        (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of March 31, 2002:

               AB Funds Trust
               AFBA 5 Star Funds
               Columbia Common Stock Fund, Inc.
               Columbia Growth Fund, Inc.
               Columbia International Stock Fund, Inc.
               Columbia Special Fund, Inc.
               Columbia Small Cap Fund, Inc.
               Columbia Real Estate Equity Fund, Inc.
               Columbia Balanced Fund, Inc.
               Columbia Daily Income Company
               Columbia U.S. Government Securities Fund, Inc.

               Columbia Fixed Income Securities Fund, Inc.
               Columbia Municipal Bond Fund, Inc.
               Columbia High Yield Fund, Inc.
               Columbia National Municipal Bond Fund, Inc.
               Columbia Strategic Value Fund, Inc.
               Columbia Technology Fund, Inc.
               Deutsche Asset Management VIT Funds
               Forward Funds, Inc.
               The Galaxy Fund
               The Galaxy VIP Fund
               Galaxy Fund II
               GAMNA Series Funds, Inc.
               Harris Insight Funds Trust
               Hillview Investment Trust II
               International Dollar Reserve Fund I, Ltd.
               Kalmar Pooled Investment Trust
               LKCM Funds
               Matthews International Funds
               Metropolitan West Funds
               New Covenant Funds, Inc.
               Pictet Funds
               The RBB Fund, Inc.
               RS Investment Trust
               Stratton Growth Fund, Inc.
               Stratton Monthly Dividend REIT Shares, Inc.
               The Stratton Funds, Inc.
               Tomorrow Funds Retirement Trust
               Trainer, Wortham First Mutual Funds
               Undiscovered Managers Funds
               Weiss, Peck & Greer Funds Trust
               Weiss, Peck & Greer International Fund
               Whitehall Funds Trust
               Wilshire Target Funds, Inc.
               WPG Large Cap Growth Fund
               WPG Tudor Fund
               WT Investment Trust

               Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    BlackRock Provident Institutional Funds
                    BlackRock Funds, Inc.

               Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    Northern Funds Trust
                    Northern Institutional Funds Trust

               Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    The Offit Investment Fund, Inc
                    The Offit Variable Insurance Fund, Inc.

               Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    ABN AMRO Funds

        PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

        (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

               Name                           Title with PFPC Distributors
               ----                           ----------------------------
               Robert Crouse                  Director
               Susan Keller                   Director
               Michael DeNofrio               Chairman, Chief Executive Officer and President
               Bruno S. DiStefano             Vice President
               Susan K. Moscaritolo           Vice President
               Elizabeth T. Holtsbery         Vice President
               Lisa Colon                     Vice President
               Thomas Rodman                  Vice President
               Rita G. Adler                  Chief Compliance Officer
               Christine P. Ritch             Chief Legal Officer, Secretary and Clerk
               Christopher S. Conner          Assistant Secretary and Assistant Clerk
               Bradley A. Stearns             Assistant Secretary and Assistant Clerk
               John L. Wilson                 Assistant Secretary and Assistant Clerk
               Douglas D. Castagna            Controller and Assistant Treasurer
               Craig D. Stokarski             Treasurer

        (c)    Not Applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS.

                    The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of SBC Financial Services, Inc., the Registrant's investment adviser, 2401 Cedar Springs Road, Dallas, Texas 75201. Other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of the Registrant's transfer agent and accounting agent, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 and the Registrant's sub-advisers at their respective locations shown in the Statement of Additional Information.

Item 29. MANAGEMENT SERVICES.

                    Not Applicable.

Item 30. UNDERTAKINGS.

                    Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 29th day of April, 2002.



                                        AB FUNDS TRUST


                                        By: /s/ O.S. Hawkins
                                            ------------------------------------
                                        O.S. Hawkins*
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ George J. Tous van Nijkerk*         Trustee, Chairman of the Board       April 29, 2002
------------------------------------
George J. Tous van Nijkerk


/s/ Gerald Jones*                       Trustee                              April 29, 2002
------------------------------------
Gerald Jones


/s/ Earl Patrick*                       Trustee                              April 29, 2002
------------------------------------
Earl Patrick


/s/ Joseph A. Mack*                     Trustee                              April 29, 2002
------------------------------------
Joseph A. Mack


/s/ James Ray Taylor*                   Trustee                              April 29, 2002
------------------------------------
James Ray Taylor


* By: /s/ O.S. Hawkins                  Attorney-in-Fact                     April 29, 2002
     -------------------------------
      O.S. Hawkins

                                 AB FUNDS TRUST
                                      N-1A
                                  EXHIBIT INDEX


EXHIBIT NO.         DESCRIPTION
-----------         -----------
EX-99.d             Form Sub-Advisory Agreement

EX-99.i             Opinion of Kirkpatrick & Lockhart LLP

EX-99.j.1           Consent of PricewaterhouseCoopers LLP

EX-99.p.1           Code of Ethics of Dresdner RCM Global Investors, LLC

EX-99.p.2           Code of Ethics of Montgomery Asset Management LLC

EX-99.p.3           Code of Ethics of Pacific Investment Management Company LLC

EX-99.p.4           Code of Ethics of Payden & Rygel

EX-99.p.5           Code of Ethics of Philadelphia International Advisors, L.P.

EX-99.p.6           Code of Ethics of TCW Asset Management Company

EX-99.p.7           Code of Ethics of Western Asset Management Company